November 12, 2013

Dear Huntington Mid Corp America Fund Shareholder,

As part of an ongoing evaluation of product offerings, Huntington Funds is focusing on increasing shareholder value, improving competitive advantages, and addressing changing industry trends. We believe there are four key investor needs that will be increasing in demand over the next several decades: strategic income, protection against impending inflation, managing volatility, and capital appreciation.

As a result, the Huntington Mid Corp America Fund (“Mid Corp America Fund”) will be acquired by the Huntington Situs Fund (“Situs Fund”) on or about December 13, 2013. The merger has been approved by The Huntington Funds Board of Trustees.

Combining these two Funds is designed to achieve economies of scale and the Situs Fund may achieve operating efficiencies due to a greater level of assets as a result of the reorganization. In addition, current shareholders of the Mid Corp America Fund will benefit from the Situs Fund’s lower net expense ratio following consummation of the merger.

The merger is expected to be a tax-free transaction for federal income tax purposes. Any income and/or capital gains distributions from the Mid Corp America Fund will be made to you prior to the merger. As always, you should consult your tax advisor regarding the effect, if any, of the reorganization in light of your individual circumstances.

It is important to note that both Funds are classified as Mid-Cap Blend by Morningstar and the investment objectives are substantially similar, as each fund seeks long-term capital appreciation. Similar investment strategies and techniques are employed in the management of both the Mid Corp America Fund and Situs Fund, which will continue with this merger. However, there are some differences, which are outlined in the enclosed Prospectus/Information Statement. For additional information on the Situs Fund please visit www.huntingtonfunds.com.

As a shareholder of the Mid Corp America Fund, you may choose to redeem your shares until the closing date of the merger. If you do not redeem your shares prior to the reorganization, you will automatically receive shares of the Situs Fund in the place of your Mid Corp America Fund shares. The number of Situs Fund shares you receive may differ from the number of Mid Corp America Fund shares you owned because the Funds have different net asset values. However, the total value of your investment immediately after the reorganization will be the same.

Please take a moment and carefully read the enclosed information. If you have questions, please contact Huntington Funds Shareholder Services at 800-253-0412. We would like to thank you for your business and we look forward to continually providing value to you as a shareholder of Huntington Funds.

Sincerely,

Randy Bateman

President & Chief Investment Officer, Huntington Asset Advisors, Inc.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or summary prospectus by calling 1-800-253-0412. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Huntington Funds are distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208 (Member FINRA) a wholly owned subsidiary of Huntington Bancshares, Inc. and an affiliate of Huntington Asset Advisors, Inc. the advisor to the Huntington Funds.

As filed with the Securities and Exchange Commission on October 7, 2013

1933 Act File No. 333-191615

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ☒ Post-Effective Amendment No.

The Huntington Funds

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of Principal Executive Offices)

(800) 544-8347

(Area Code and Telephone Number)

Jay S. Fitton, Esq.

The Huntington National Bank

3805 Edwards Road

Cincinnati, OH 45209

(Name and address of Agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester, LLP

1666 K Street, NW

Washington, DC 20006

202-775-1207

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Class A and Trust Shares of beneficial interest, without par value, of the Huntington Situs Fund, a series of the Huntington Funds.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended. It is proposed that this filing will become effective on November 6, 2013, pursuant to Rule 488 under the Securities Act of 1933.

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Acquisition of Assets and Liabilities of

HUNTINGTON MID CORP AMERICA FUND

a series of

The Huntington Funds

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(800) 253-0412

By and in Exchange for Shares of

HUNTINGTON SITUS FUND

Also a series of

The Huntington Funds

PROSPECTUS/INFORMATION STATEMENT

Dated November 12, 2013

This document is a prospectus/information statement (“Prospectus/Information Statement”). This Prospectus/Information Statement is being furnished to shareholders of the Huntington Mid Corp America Fund (“Huntington Mid Corp America” or “Acquired Fund”), a series of the Huntington Funds (the “Trust”), in connection with the approval by the Board of Trustees of the Trust (collectively, the “Board” or the “Trustees”) of an Agreement and Plan of Reorganization relating to Huntington Mid Corp America.

The Trust is organized as a Delaware statutory trust, and is not required to hold an annual meeting of its shareholders.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY.

YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION

STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU

ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

The Board has fixed the close of business on December 13, 2013 as the record date for determination of shareholders entitled to receive this Prospectus/Information Statement (“Record Date”). As of November 1, 2013, the number of shares outstanding for Huntington Mid Corp America was 8,172,056.881 shares which represents 7,522,634.875 Trust Shares and 649,422.006 Class A Shares.

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GENERAL

The Board has approved an Agreement and Plan of Reorganization (the “Reorganization Plan” or the “Plan”), a copy of which is attached as Exhibit A to this Prospectus/Information Statement, providing for the transfer of all of the assets of Huntington Mid Corp America to the Huntington Situs Fund (“Huntington Situs” or “Acquiring Fund”), a series of the Trust (such actions taken in accordance with the Reorganization Plan being the “Reorganization”). The transfer will involve (a) an exchange of your shares of Huntington Mid Corp America for shares of Huntington Situs, which would be distributed pro rata by Huntington Mid Corp America to the holders of its shares in complete liquidation of Huntington Mid Corp America, and (b) the assumption by Huntington Situs of all of the liabilities of Huntington Mid Corp America. The total value of your investment will not change as a result of the Reorganization. Immediately after the Reorganization, you will hold the number of full or fractional shares of Huntington Situs which have an aggregate net asset value equal to the aggregate net asset value of the shares of Huntington Mid Corp America you held immediately before the Reorganization.

Huntington Mid Corp America and Huntington Situs (each, a “Fund,” and together, the “Funds”) are each a separate, diversified series of the Trust. The primary investment objectives of the Huntington Mid Corp America and Huntington Situs are substantially similar, as follows:

Portfolio	Investment Objective
Huntington Mid Corp America	Seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock.
Huntington Situs	Seek long-term capital appreciation.

This Prospectus/Information Statement explains concisely the information about Huntington Situs that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Huntington Mid Corp America:	How to Obtain this Information:

Prospectus of the Trust relating to Huntington Mid Corp America, dated April 30, 2013, as supplemented

Statement of Additional Information of the Trust relating to Huntington Mid Corp America, dated April 30, 2013, as supplemented

Semi-Annual Report of the Trust relating to Huntington Mid Corp America Fund, for the period ended June 30, 2013

Annual Report of the Trust relating to Huntington Mid Corp America for the year ended December 31, 2012

Copies are available upon request and without charge if you:

•    Visit www.huntingtonfunds.com on the internet; or

•    Write to The Huntington Funds

P.O. Box 6110
Indianapolis, IN 46206-6110; or

•    Call (800) 253-0412 toll-free.

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Information about Huntington Situs:	How to Obtain this Information:

Prospectus of the Trust relating to Huntington Situs, dated April 30, 2013, as supplemented

Statement of Additional Information of the Trust relating to Huntington Situs, dated April 30, 2013, as supplemented

Semi-Annual Report of the Trust relating to Huntington Situs, for the period ended June 30, 2013

Annual Report of the Trust relating to Huntington Situs for the year ended December 31, 2012

Copies are available upon request and without charge if you:

•    Visit www.huntingtonfunds.com on the internet; or

•    Write to The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110; or

•    Call (800) 253-0412 toll-free.

Information about the Reorganization:	How to Obtain this Information:
Statement of Additional Information dated November 12, 2013, which relates to this Prospectus/Information Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110; or • Call (800) 253-0412 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information contained in the Prospectuses of Huntington Mid Corp America and Huntington Situs, each dated April 30, 2013 (SEC File No. 811-5010) are incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated November 12, 2013, relating to this Prospectus/Information Statement and the Reorganization, which includes the Annual Reports of the Trust relating to Huntington Mid Corp America and Huntington Situs for the year ended December 31, 2012 (SEC File No. 811-5010), the Semi-annual Reports of the Trust relating to Huntington Situs and Huntington Mid Corp America for the six month period ended June 30, 2013 (SEC File No. 811-5010), and pro forma financial information of the Trust relating to Huntington Situs for the twelve month period ended June 30, 2013, are each incorporated by reference into this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Huntington Situs:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

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SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Information relating to the Funds and the Form of Agreement and Plan of Reorganization which is attached to this Prospectus/Information Statement.

Overview: Reasons for The Reorganization

The Reorganization will combine two series of the Trust with similar investment objectives, Huntington Mid Corp America and Huntington Situs into one and is designed to achieve operating efficiencies due to the spreading of fixed costs over a larger pool of assets in the surviving Fund. The Board, including the Independent Trustees, unanimously approved the Reorganization Plan based on information requested by the Board and provided by Huntington Asset Advisors, Inc. (the “Advisor”). Before approving the Plan, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the similarity of investment objectives and the relative performance of the Funds. Huntington Situs outperformed its benchmark for the one and ten year periods ended December 31, 2012, and slightly underperformed its benchmark for the five year period ended December 31, 2012; whereas, Huntington Mid Corp America underperformed its benchmark for the one, five and ten year periods ended December 31, 2012. Huntington Situs outperformed Huntington Mid Corp America for the one, three, five and ten year periods ended June 30, 2013. The Trustees also considered the relative asset size of Huntington Mid Corp America, including the benefits of Huntington Mid Corp America joining Huntington Situs. Upon completion of the Reorganization, Huntington Situs may achieve operating efficiencies because it will have a greater level of assets. As of June 30, 2013, Huntington Mid Corp America and Huntington Situs’ total assets were approximately $145.3 million and $269.3 million, respectively. If the Reorganization is completed, Huntington Situs is expected to have total assets of approximately $414.6 million. The Trustees also reasoned that the Reorganization would likely result in lower expenses for the Huntington Mid Corp America shareholders due to Huntington Situs having lower Total Annual Fund Operating Expenses.

Accordingly, in approving the Reorganization, the Board determined that the Reorganization would be in the best interests of Huntington Mid Corp America and its shareholders, and that the interests of the shareholders of Huntington Mid Corp America would not be diluted as a result of effecting the Reorganization.

Impact of the Reorganization on Huntington Mid Corp America Shareholders

It is anticipated that the Reorganization will benefit you as follows, although no assurance can be given that the Reorganization will result in any such benefits:

•

OPERATING EFFICIENCIES: Upon the reorganization of Huntington Mid Corp America into Huntington Situs, operating efficiencies may be achieved by Huntington Situs because it is expected to have a greater level of assets than is currently in either of the Funds. As of June 30, 2013, Huntington Mid Corp America had total net assets of approximately $145,316,399, while Huntington Situs had total net assets of approximately $269,344,263 as of that date.

•

COST CONSIDERATIONS: Following the Reorganization, the total annual operating expenses of Huntington Situs are expected to be lower than the total annual operating expenses of Huntington Mid Corp America and lower than Huntington Situs prior to the Reorganization. A decrease in the total annual operating expenses of Huntington Situs compared to its pre-reorganization total annual

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operating expenses is due to the approval of an Expense Limitation Agreement between the Funds and the Advisor wherein the Huntington Situs total annual operating expenses are expected to be 0.33% lower following the Reorganization. While no assurance can be provided, following the Reorganization, the total annual operating expenses of Huntington Situs may decrease over the long-term due to the spreading of fixed costs over a larger pool of assets so that shareholders of Huntington Situs may in the future benefit from lower expenses achieved through economies of scale.

Although Huntington Mid Corp America and Huntington Situs have substantially similar investment objectives and similar principal investment strategies, some of the securities held by Huntington Mid Corp America may need to be sold in connection with the Reorganization for the purpose of complying with the investment policies or limitations of Huntington Situs. If such sales occur, the transaction costs will be borne by Huntington Mid Corp America. Such costs are ultimately borne by the Fund’s shareholders.

Summary of the Agreement and Plan of Reorganization

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the in-kind transfer of all of the assets of Huntington Mid Corp America to Huntington Situs in exchange for shares of Huntington Situs;

•	the assumption by Huntington Situs of all of the liabilities of Huntington Mid Corp America;

•	the liquidation of Huntington Mid Corp America by distribution of shares of Huntington Situs; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about December 13, 2013.

COMPARISON OF THE HUNTINGTON MID CORP AMERICA AND

HUNTINGTON SITUS FUNDS

Investment Objectives; Principal Investment Strategies and Risks

The investment objectives of Huntington Situs and Huntington Mid Corp America are substantially similar, as each Fund seeks a long-term capital appreciation. Although the principal investment strategies of the Funds are similar, there are some differences between the Funds. Huntington Situs normally pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. The Huntington Situs will invest at least 80% of its assets it equity securities and may also invest up to 20% in equity securities of foreign issuers. In managing Huntington Situs Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While Huntington Situs may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors. In contrast, Huntington Mid Corp America normally invests 80% of its assets in common stocks of mid-cap companies.

Huntington Mid Corp America uses S&P Midcap 400 and Russell Midcap Index rankings to determine stocks for inclusion in the Fund’s portfolio. Huntington Mid Corp America also invests at least 80% of its assets in investments in the United States of America and at least 80% of its assets in investments in mid-cap companies.

For detailed information about the principal investment strategies and risks of Huntington Situs, as well as each of its investment limitations and restrictions, see the current Prospectus and Statement of Additional Information for Huntington Situs, which is incorporated herein by reference.

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The following summarizes a comparison of the Funds with respect to their principal investment strategies, as set forth in the Prospectus and Statement of Additional Information relating to each respective Fund.

	Huntington Mid Corp America	Huntington Situs
Investment Objective	Seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock.	Seek long-term capital appreciation.

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s MidCap 400 Index (“S&P 400”). As of May 31, 2012, the companies in the RMCI had a total market capitalization range of approximately $1.4 billion to $17.4 billion. As of April 10, 2013, the companies in the S&P 400 had a total market capitalization range of approximately $340 million to $15.4 billion.

In managing the Fund’s portfolio, the Advisor emphasizes mid cap companies with what it believes are above-average growth potential or with temporarily depressed prices. Evaluation techniques the Advisor typically uses in selecting individual securities include, but are not limited to, fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

The Fund normally pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated by a Nationally Recognized Statistical Ratings Organization (“NRSRO”), will be investment-grade at the time of investment. If a security has not received a rating from an NRSRO, the Fund must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment-grade.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities.

The Fund may also invest up to 20% of its assets in the equity securities of foreign issuers.

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.

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Principal Risks

An investment in each Fund is subject to certain risks. There is no assurance that the investment performance of either Fund will be positive or that either Fund will meet its investment objective. The following discussion highlights the principal risks associated with investment in each of the Funds. The risks of the Funds are similar because the Funds have substantially similar investment objectives and similar principal investment strategies.

Huntington Situs and Huntington Mid Corp America

Each of the Funds has the following risks:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Huntington Mid Corp America

Huntington Mid Corp America has the following additional risks:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Huntington Situs

Huntington Situs has the following additional risks:

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

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Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Fees and Expenses

The Reorganization is expected to result in an overall decrease in annual fund operating expenses. The investment management fee charged by the Advisor for Huntington Situs is the same as the investment management fee charged for Huntington Mid Corp America and the fee rates to be charged by the various service providers to Huntington Situs are the same or lower than the fee rates charged to Huntington Mid Corp America. More detailed information about the annual fund operating expenses for the each Fund is set forth in the Prospectus.

The following tables show the various sales charges, fees and expenses that you may pay for buying, holding and redeeming shares of each Fund.

Huntington Mid Corp America

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.63%	0.63%
Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	1.38%	1.63%

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Huntington Situs

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.60%	0.60%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.36%	1.61%

Huntington Situs (Pro Forma)

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.60%	0.60%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.36%	1.61%
Fee Waivers and/or Expense Reimbursements(1)	(0.33)%	(0.33)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%	1.28%

(1)

Effective as of December 13, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.03% and 1.28% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

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The tables below show examples that are intended to help you compare the cost of investing in the Funds and Huntington Situs Pro Forma, assuming the Reorganization takes place. The examples assume that you invest $10,000 in the Funds for the one-, three-, five- and ten-year periods as indicated. They show your costs if you sold your shares at the end of the period or continued to hold them. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, and the expenses were capped for one year in each period for the Huntington Situs proforma. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Examples of Fund Expenses

	One Year	Three Years	Five Years	Ten Years
Huntington Mid Corp America
Trust Shares	$140	$437	$755	$1,657
Class A Shares	$633	$965	$1,319	$2,316
Huntington Situs
Trust Shares	$138	$431	$745	$1,635
Class A Shares	$631	$959	$1,309	$2,295
Huntington Situs (Pro Forma)
Trust Shares	$105	$398	$713	$1,606
Class A Shares	$599	$928	$1,280	$2,269

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Funds’ portfolio turnover rates were 11% and 18% of the average value of the portfolios of Huntington Situs and Huntington Mid Corp America, respectively.

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Performance Records

The following charts show the past performance record of each Fund. Past performance is not an indication of future results. The Funds may also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Huntington Mid Corp America

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information. The Fund’s performance will fluctuate and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Performance Bar Chart and Table

Risk/Return Bar Chart

Best Quarter	Q3 2009	16.79%
Worst Quarter	Q4 2008	(24.91)%

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This table shows the Fund’s average annual total returns for periods ended December 31, 2012.

Average Annual Total Return Table

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Mid Corp America Fund — Trust Shares
Returns before taxes	14.70%	2.67%	8.60%
Returns after taxes on distributions(1)	12.42%	1.77%	7.96%
Returns after taxes on distributions and sales of Trust Shares(1)	12.52%	2.22%	7.59%
Mid Corp America Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	8.51%	1.34%	7.76%
Standard & Poor’s MidCap 400 Index (S&P 400) (reflects no deduction for fees, expenses or taxes)(2)	17.88%	5.15%	10.53%
Russell Midcap Index (RMCI) (reflects no deduction for fees, expenses or taxes)(3)	17.28%	3.57%	10.65%
Lipper Mid Cap Core Average (LMCC) (reflects no deduction for fees, expenses or taxes)(4)	15.59%	2.23%	8.89%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assume all Shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The S&P 400 is an unmanaged capitalization-weighted index comprised of common stocks representing all major industries in the mid-cap range of the U.S. stock market.
(3)	The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.
(4)	LMCC figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the mid-cap core category.

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Huntington Situs

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information. The Fund’s performance will fluctuate and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com or by calling 1-800-253-0412.

Performance Bar Chart and Table

Risk/Return Bar Chart

Best Quarter	Q2 2009	22.55%
Worst Quarter	Q4 2008	(26.23)%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.

Average Annual Total Return Table

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Situs Fund — Trust Shares
Returns before taxes	24.11%	4.79%	11.80%
Returns after taxes on distributions(1)	23.50%	4.56%	11.432%
Returns after taxes on distributions and sales of Trust Shares(1)	16.46%	4.07%	10.48%
Situs Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	17.94%	3.51%	10.98%
Standard & Poor’s Small Cap 600 Index (S&P 600) (reflects no deduction for fees, expenses or taxes)(2)	16.32%	5.14%	10.45%
Standard & Poor’s MidCap 400 Index (S&P 400) (reflects no deduction for fees, expenses or taxes)(3)	17.88%	5.15%	10.53%

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(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 600 is a capitalization-weighted index representing all major industries in the small-cap range of the U.S. stock market and generally represents all major industries in the small-cap range of the U.S. stock market.

(3)	The S&P 400 is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-range of the U.S. stock market.

For a detailed discussion of the manner of calculating total return, please see the Statement of Additional Information for Huntington Situs. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Huntington Situs is also contained in management’s discussion of Huntington Situs’ performance which appears in the most recent Annual Report of the Trust relating to Huntington Situs.

Management of the Funds

Investment Advisor

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington National Bank (“Huntington Bank”), is the investment advisor to the Huntington Funds. As of December 31, 2012, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington Bank, 41 South High Street, Columbus, Ohio 43215, is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2012, Huntington Bank had assets of over $56 billion.

As compensation for its investment advisory services, each Fund pays the Advisor management fees as a percentage of average daily net assets on the following tiered schedule:

Huntington Mid Corp America	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Huntington Situs	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

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Portfolio Managers

B. Randolph (“Randy”) Bateman and Christopher M. Rowane are jointly and primarily responsible for the day-to-day management of the Huntington Mid Corp America Fund.

Mr. Bateman has served as Co-Portfolio Manager of the Huntington Mid Corp America Fund since 2013 and as the Portfolio Manager of the Huntington Situs Fund since 2002. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Mr. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined Huntington Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree and M.B.A. from Gannon University.

For more detailed information about the portfolio managers, including each portfolio manager’s principal occupation for the past five years, compensation information and other accounts managed, see the Prospectus and Statement of Additional Information for each Fund.

INFORMATION ABOUT THE REORGANIZATION

Re asons for the Reorganization

At a meeting held on September 26, 2013, the Board, including the Independent Trustees, unanimously approved the Reorganization Plan based on information requested by the Board and provided by the Advisor. In approving the Reorganization, the Board determined that the Reorganization would be in the best interests of Huntington Mid Corp America and its shareholders, and that the interests of the shareholders of Huntington Mid Corp America would not be diluted as a result of effecting the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the relative asset size of Huntington Mid Corp America, including the benefits of Huntington Mid Corp America joining Huntington Situs.

The Trustees reviewed the historical performance record of each Fund and also noted that the Huntington Situs outperformed the Huntington Mid Corp America for the one, three, five and ten year periods ended June 30, 2013. Huntington Situs outperformed its benchmarks for the one and ten year periods ended December 31, 2012, and slightly underperformed its benchmark for the five year period ended December 31, 2012; whereas, Huntington Mid Corp America underperformed its benchmark for the one, five and ten year periods ended December 31, 2012. Upon completion of the Reorganization, Huntington Situs may achieve operating efficiencies because it will have a greater level of assets. As of June 30, 2013, Huntington Mid Corp America had total net assets of approximately $145,316,399, while Huntington Situs had total net assets of approximately $269,344,263 as of that date. If the Reorganization is completed, Huntington Situs is expected to have total assets of approximately $414,647,662. The Trustees considered the substantially similar investment objectives, similar investment strategies and relative performance of the Funds. The Trustees also reasoned that the Reorganization would likely result in lower expenses to the Huntington Mid Corp America shareholders due to Huntington Situs having lower Total Annual Fund Operating Expenses.

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In addition, the Trustees considered, among other things:

•	the fact that Huntington Mid Corp America has lacked the necessary assets to operate cost-effectively;

•

the fact that the Funds have substantially similar investment objectives and similar principal investment strategies and restrictions, and Huntington Situs will be managed by the same Advisor and in accordance with the similar investment strategies and techniques utilized in managing Huntington Mid Corp America immediately prior to the Reorganization;

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•

the expense ratios, fees and expenses of Huntington Mid Corp America and the fact that the anticipated expense ratios, fees and expenses of Huntington Situs will be lower than that of the Huntington Mid Corp America;

•	the investment objective and policies of each Fund;

•	the composition of each Fund’s portfolio;

•	the differences in the risks of each Fund;

•	the fact that Huntington Situs has better performance than Huntington Mid Corp America over the one, three, five and ten year periods ended June 30, 2013;

•	the potential benefits to shareholders, including operating efficiencies that may be achieved from the Reorganization;

•	the fact that both Funds are classified as Mid-Cap Blend by Morningstar;

•	the fact that Huntington Situs will assume all of the liabilities of Huntington Mid Corp America;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Huntington Mid Corp America, including the ability to redeem their shares.

During their consideration of the Reorganization, the Independent Trustees of the Trust discussed with counsel to the Independent Trustees the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Huntington Mid Corp America and its shareholders. Consequently, they approved the Plan on behalf of the shareholders of Huntington Mid Corp America.

The Trustees of the Trust have also approved the Plan on behalf of Huntington Situs.

Agreement and Plan of Reorganization

Below is a summary of the important terms of the Reorganization Plan. This summary is qualified in its entirety by reference to the Reorganization Plan itself, a form of which is set forth in Exhibit A to this Prospectus/Information Statement, and which we encourage you to read in its entirety.

The Reorganization is expected to take effect on or before December 13, 2013 (the “Closing Date”), although that date may be adjusted in accordance with the Reorganization Plan.

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General Information

The Reorganization Plan provides that all of the assets of Huntington Mid Corp America will be acquired by Huntington Situs in exchange for shares of Huntington Situs and the assumption by Huntington Situs of all of the liabilities of Huntington Mid Corp America on or about December 13, 2013 or such other date as may be agreed upon by the parties (the “Closing Date”).

On or prior to the Closing Date, Huntington Mid Corp America will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund’s shareholders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the Fund’s net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional shares of each class of Huntington Situs to be received by shareholders of Huntington Mid Corp America will be determined by multiplying the number of outstanding full and fractional shares of each class of Huntington Mid Corp America by a factor which shall be computed by dividing the net asset value (“NAV”) per share of Huntington Mid Corp America by the NAV per share of the corresponding class of shares of Huntington Situs. These computations will take place as of the Valuation Time. The NAV per share of Huntington Situs and Huntington Mid Corp America will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

Immediately thereafter, Huntington Mid Corp America will liquidate and distribute the shares received from Huntington Situs to its shareholders. This will be accomplished by opening an account on the books of Huntington Situs in the name of each shareholder of record of Huntington Mid Corp America and transferring Huntington Situs shares to each such account in complete liquidation of Huntington Mid Corp America. Each account will represent the pro rata number of full and fractional shares of Huntington Situs due to the respective Huntington Mid Corp America shareholders. All issued and outstanding shares of Huntington Mid Corp America will be canceled. The shares of Huntington Situs to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Huntington Mid Corp America will be terminated.

Until the Closing Date, shareholders of Huntington Mid Corp America will continue to be able to redeem their shares at the NAV per share next determined after receipt by Huntington Mid Corp America’s transfer agent of a redemption request in proper form. After the Reorganization, all of the issued and outstanding shares of Huntington Mid Corp America will be canceled on the books of Huntington Mid Corp America, and the share transfer books of Huntington Mid Corp America will be permanently closed. If the Reorganization is consummated, shareholders will be free to redeem the shares of Huntington Situs that they receive in the transaction at their then-current NAV. Shareholders of Huntington Mid Corp America may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of Huntington Situs following the Reorganization.

Other Provisions

The Reorganization is subject to a number of conditions set forth in the Reorganization Plan. Certain of these conditions may be waived by the Board of Trustees. The significant conditions include receipt by the Board and the Trust of an opinion of counsel as to certain federal income tax aspects of the Reorganization. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board of Trustees.

In the proposed Reorganization, shareholders of Huntington Mid Corp America will receive shares of Huntington Situs and will be able to purchase, redeem and exchange shares and receive distributions the same way as they currently do with respect to their shares of Huntington Mid Corp America.

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Prior to or at the completion of the Reorganization, Huntington Mid Corp America and Huntington Situs will have each received an opinion from the law firm of Sullivan & Worcester LLP that, while not entirely free from doubt, the reorganization will qualify as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is believed that no gain or loss generally will be recognized by Huntington Mid Corp America or Huntington Situs or their respective shareholders. See “Federal Income Tax Consequences” for more information on the federal tax consequences of the Reorganization.

At a meeting held on September 26, 2013, the Board approved the Reorganization Plan, finding that the Reorganization is in the best interests of Huntington Mid Corp America and its shareholders.

Comparison of Share Classes, Sales Charges and Rule 12b-1 Fees

Share Classes

Each Fund offers two share classes, Trust Shares and Class A Shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses that are likely to result in different share prices. Class A shares of the Acquiring Fund will be issued for Class A shares of the Acquired Fund. Trust shares of the Acquiring Fund will be issued for Trust shares of the Acquired Fund.

Sales Charges

Class A shares of each of the Funds are offered at their public offering price, which is its NAV plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are some instances where investors can purchase Class A shares without a sales charge. More detailed information about sales charges can be found in the respective Fund prospectuses.

Trust shares of each of the Funds are offered at their public offering price, which is its NAV. There are no sales charges on Trust shares. Trust shares are available for purchase only to fiduciary, advisory and agency accounts of Huntington Bank correspondent banks and the Huntington Asset Allocation Funds, as well as participants in special programs that may be offered from time to time through financial intermediaries.

No sales charges will be imposed on existing shareholders in connection with the Reorganization.

Distribution and Service (Rule 12b-1) Fee Comparison

The Trust has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act for Huntington Situs and Huntington Mid Corp America which allows the Funds to pay fees to financial intermediaries for the sale and distribution of shares. There will be no change in the fee rates paid by shareholders pursuant to the Plan following the Reorganization.

Purchases and Redemptions

Each Fund has the same purchase and redemption procedures. You may purchase shares on any business day when the New York Stock Exchange (“NYSE”) is open. You may redeem shares on any business day when both the NYSE and Federal Reserve Bank are open.

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Exchanges

Each Fund has the same exchange privileges. On any business day when the NYSE is open, you may exchange shares of each Fund for the same class of shares of any other Huntington Fund offering such shares.

For more information, see the sections “Purchasing Shares” and “Redeeming Shares” in the respective Fund prospectus.

Dividends and Distributions

The Funds have the same dividend distribution policy. Each Fund declares and pays dividends on investment income, if any, annually. Each Fund distributes its capital gains at least annually. All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash. See the respective Funds’ prospectuses for further information concerning dividends and distributions.

Fiscal Year

Huntington Mid Corp America and Huntington Situs currently operate on a fiscal year ending December 31. Following the Reorganization, Huntington Mid Corp America will assume the financial history of Huntington Situs and continue to operate on a fiscal year ending December 31 of each year.

Expenses of the Reorganization

The expenses associated with the transactions contemplated by the Reorganization Plan shall be borne by the Funds. The expenses of the reorganization are estimated to be $13,000 and will be allocated to each Fund on a pro-rata basis.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Code. No gain or loss will be recognized as a consequence of the Reorganization by Huntington Mid Corp America (except to the extent that such assets consist of contracts described in Section 1256 of the Code), nor will a gain or loss be recognized by the shareholders of Huntington Mid Corp America as a result of Huntington Situs’s distribution of its corresponding Fund shares to such shareholders in exchange for such shareholder’s Huntington Mid Corp America Fund shares. In addition, a shareholder’s tax basis for shares held in Huntington Mid Corp America will carry over to the shares of Huntington Situs acquired in the Reorganization, and the holding period for shares held as a capital asset also will carry over to Huntington Situs shares received in the Reorganization. As a condition to the closing of the proposed Reorganization, each of the Trust and the Acquiring Fund shall have received a legal opinion from Sullivan & Worcester LLP to the effect that, while the matter is not entirely free from doubt, the Reorganization will qualify as a tax-free reorganization with the foregoing tax consequences. That opinion will be based upon certain assumptions and conditions and on the representations set forth in the Reorganization Plan (and, if such counsel requests, in separate letters from the Trust and the Acquiring Fund) being true and complete at the time of the Closing Date and the Reorganization’s being consummated in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that counsel has not approved).

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, Huntington

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Mid Corp America would recognize gain or loss on the transfer of its assets to Huntington Situs and each shareholder of Huntington Mid Corp America would recognize a taxable gain or loss equal to the difference between its tax basis in the shares of Huntington Mid Corp America and the fair market value of the shares of Huntington Situs it receives.

Immediately prior to the Closing Date, Huntington Mid Corp America shall have declared and paid a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing Date, and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

You should consult your tax adviser regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, you should also consult your tax adviser as to state and local tax consequences, if any, of the Reorganization.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of June 30, 2013, and the capitalization of Huntington Situs on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.62 shares of Class A Shares and Trust Shares of Huntington Situs for each share of Class A Shares and Trust Shares of Huntington Mid Corp America, respectively.

Capitalization of Huntington Mid Corp America, Huntington Situs and

Huntington Situs (Pro Forma)

	Huntington Mid Corp America	Huntington Situs	Adjustments	Huntington Situs Pro Forma (After Reorganization)
Net Assets
Trust Class	$135,261,570	$212,338,360	$(10,898)[1]	$347,589,032
Class A	$10,054,829	$57,005,903	$(2,102)[1]	$67,058,630
Total Net Assets	$145,316,399	$269,344,263	$(13,000)[1]	$414,647,662
Net Asset Value Per Share
Trust Class	$15.77	$25.23		$25.23
Class A	$15.15	$24.55		$24.55
Shares Outstanding
Trust Class	8,577,767	8,416,611	(3,217,563)	13,776,815
Class A	663,849	2,322,069	(254,406)	2,731,512
Total Shares Outstanding	9,241,616	10,738,680	(3,471,969)	16,508,327

[1]	Reflects estimated merger expenses of $13,000.

The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

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COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Huntington Mid Corp America and Huntington Situs are series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act. The Trust was reorganized as a Delaware statutory trust in June 2006, and is governed by its Declaration of Trust and By-Laws, as amended, its Board of Trustees, and applicable Delaware and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Huntington Mid Corp America and Huntington Situs and 31 other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of the Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of Huntington Mid Corp America and Huntington Situs, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When

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a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of the Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Trust’s Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Trust’s Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

Under certain circumstances, the Trustees of the Trust may also terminate the Trust, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Trust, either Fund or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Inde mnification of Trustees

The Declaration of Trust of the Trust provides that no Trustee or officer shall be liable to the Trust or to any shareholder, Trustee, officer, employee or agent of the Trust for any action or failure to act except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office. The Declaration of Trust provides that present and former Trustees or officers are generally entitled to indemnification against liabilities and expenses with respect to claims related to their position with the Funds unless, in the case of any liability to the Funds or their shareholders, such Trustee or officer is liable by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, its Bylaws and Delaware and federal law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Bylaws and Delaware and federal law directly for more complete information.

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Shareholder Information

As of November 1, 2013 the total number of shares of Huntington Mid Corp America outstanding was as follows:

Number of Shares
Trust Shares	7,522,634.875
Class A Shares	649,422.006

Total	8,172,056.881

As of November 1, 2013, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Huntington Mid Corp America.

As of November 1, 2013, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Huntington Situs.

Control Persons and Principal Holders of Securities

The beneficial owners or record owners of more than 5% of the shares of Huntington Mid Corp America and Huntington Situs as of November 1, 2013, were as follows:

Huntington Mid Corp America – Trust Shares

Name and Address	Total Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization
NFS LLC FEBO Huntington National Bank 7 Easton Oval EA4E70 Columbus, OH 43219	4,291,984.664	57.05%	27.21%

NFS LLC FEBO Huntington National Bank 7 Easton Oval EA4E70 Columbus, OH 43219	2,305,602.952	30.65%	14.61%

NFS LLC FEBO Huntington National Bank EB Accounts 7 Easton Oval EA4E70 Columbus, OH 43219	663,094.570	8.81%	4.20%

Huntington Mid Corp America – Class A Shares

Name and Address	Total Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization
NFS LLC FEBO Huntington National Bank EB Accounts 7 Easton Oval EA4E70 Columbus, OH 43219	73,495.654	11.32%	2.63%

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Huntington Situs – Trust Shares

Name and Address	Total Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization
NFS LLC FEBO Huntington National Bank 7 Easton Oval EA4E70 Columbus, OH 43219	3,949,479.265	47.85%	25.03%

NFS LLC FEBO Huntington National Bank 7 Easton Oval EA4E70 Columbus, OH 43219	2,316,955.534	28.07%	14.69%

NFS LLC FEBO Huntington National Bank EB Accounts 7 Easton Oval EA4E70 Columbus, OH 43219	1,249,142.703	15.13%	7.91%

Huntington Situs – Class A Shares

Name and Address	Total Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization
NFS LLC FEBO Huntington National Bank EB Accounts 7 Easton Oval EA4E70 Columbus, OH 43219	125,288.719	5.85%	4.49%

TD Ameritrade Trust Company 0063A P.O. Box 17748 Denver, CO 80217-0748	137,178.677	6.41%	4.92%

Financial Statements and Experts

The Annual Report of the Trust relating to Huntington Mid Corp America, for the year ended as of December 31, 2012, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP, independent registered public accounting firm, have been included in reliance on their report given on their authority as experts in accounting and auditing.

The Annual Report of the Trust relating to Huntington Situs, for the year ended as of December 31, 2012, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP, independent registered public accounting firm, have been included in reliance on their report given on their authority as experts in accounting and auditing.

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Legal Matters

Certain legal matters concerning the issuance of shares of Huntington Situs will be passed upon by Sullivan & Worcester LLP, counsel to the Trust.

Additional Information

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

November 12, 2013

25

Exhibit “A”

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 26th day of September, 2013, by and between The Huntington Funds, a Delaware statutory trust, with its principal place of business at 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208 (the “Trust”), with respect to its Huntington Situs Fund (the “Acquiring Fund”), and the Trust, with respect to its Huntington Mid Corp America Fund (the “Selling Fund”).

The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, without par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Selling Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Trust have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and its shareholders;

WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE

ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND

LIABILITIES AND LIQUIDATION OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Selling Fund’s assets (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

Exhibit “A”

The Selling Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of the Selling Fund’s assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund’s list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund’s investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would violate the Selling Fund’s fiduciary duty to its shareholders.

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Selling Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund’s shareholders of record, determined as of the close of business on the Valuation Date (the “Selling Fund Shareholders”), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Information Statement which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

2

Exhibit “A”

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

1.8 TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Selling Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Selling Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and the Selling Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Selling Fund’s assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by Huntington Asset Services, Inc., the Acquiring Fund’s and the Selling Fund’s transfer agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Selling Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about December 13, 2013 or such other date as the parties may agree to in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. EST at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3

Exhibit “A”

3.3 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

(a)	The Selling Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b)	The Selling Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect.

(c)	The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)	The Selling Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e)	The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f)	Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g)	The audited financial statements of the Selling Fund at December 31, 2012 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of

4

Exhibit “A”

which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

(h)	Since December 31, 2012, there has not been any material adverse change in the Selling Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i)	At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)	For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(k)	All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

(l)	At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(m)	The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)	The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o)

The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a Prospectus/Information Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act. The Prospectus/Information Statement (other than information therein that relates to the Acquiring Fund and any

5

Exhibit “A”

other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

(a)	The Acquiring Fund is a separate investment series of the Trust.

(b)	The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	The prospectus and statement of additional information, as of the date of the Prospectus/Information Statement, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)	The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)	Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)	The audited financial statements of the Acquiring Fund at December 31, 2012 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)	Since December 31, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)

At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the

6

Exhibit “A”

payment thereof. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(i)	For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(j)	All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k)	The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)	The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)	The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(n)	The Prospectus/Information Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(o)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

7

Exhibit “A”

5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 With respect to the Selling Fund, the Trust shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Trust and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

(a)	The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b)	The Acquiring Fund is a separate series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)	Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

(e)	The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

8

Exhibit “A”

(f)	The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Declaration of Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

(g)	Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Information Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

(h)	Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Prospectus/Information Statement or the Closing Date required to be described in the Prospectus/Information Statement or to be filed as exhibits to the Prospectus/Information Statement which are not described or filed as required.

(i)	To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Prospectus/Information Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

9

Exhibit “A”

7.3 With respect to the Acquiring Fund, the Trust shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Trust and the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

(a)	The Selling Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b)	The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(e)	The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Declaration of Trust or By-laws, or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

(f)	Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Information Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly represent the information required to be shown.

(g)	Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund existing on or before the effective date of the Prospectus/Information Statement or the Closing Date, required to be described in the Prospectus/Information Statement or to be filed as exhibits to the Prospectus/Information Statement which are not described or filed as required.

(h)	To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Information Statement.

(i)	Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund’s registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

10

Exhibit “A”

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE SELLING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

8.3 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

8.4 The Trust shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that, for federal income tax purposes, and while the matter is not entirely free from doubt:

(a)	The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

(c)	No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

(d)	No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

11

Exhibit “A”

(e)	The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such Shareholder immediately prior to the Closing, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such Shareholder (provided the Selling Fund shares were held as capital assets on the date of the Closing).

(f)	The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Closing, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

ARTICLE IX

EXPENSES

9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the Trust. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Prospectus/Information Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

12

Exhibit “A”

(b)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Selling Fund, the Trust, or its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5 With respect to the Trust, the name used herein refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Trust. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund and the Acquiring Fund must look solely to the trust property belonging to the Selling Fund and the Acquiring Fund for the enforcement of any claims against the Selling Fund and the Acquiring Fund, respectively.

13

Exhibit “A”

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

THE HUNTINGTON FUNDS ON BEHALF OF HUNTINGTON MID CORP AMERICA FUND

By:	/s/ Joseph L. Rezabek
Name: Joseph L. Rezabek
Title: President

THE HUNTINGTON FUNDS ON BEHALF OF HUNTINGTON SITUS FUND

By:	/s/ Martin R. Dean
Name: Martin R. Dean
Title: Chief Compliance Officer

14

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

HUNTINGTON MID CORP AMERICA FUND

a series of

The Huntington Funds

2960 N. Meridian Street

Indianapolis, IN 46208

(800) 253-0412

BY AND IN EXCHANGE FOR SHARES OF

HUNTINGTON SITUS FUND

another series of

The Huntington Funds

This Statement of Additional Information, dated November 12, 2013, relating specifically to the proposed transfer of the assets and liabilities of Huntington Mid Corp America Fund (“Huntington Mid Corp America”), a series of the Huntington Funds (the “Trust”) to Huntington Situs Fund (“Huntington Situs”), another series of the Trust, in exchange for Class A Shares and Trust Shares of beneficial interest, no par value, of Huntington Situs (to be issued to holders of shares of Huntington Mid Corp America), consists of the information set forth below pertaining to Huntington Mid Corp America and Huntington Situs and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of the Trust relating to Huntington Mid Corp America and Huntington Situs, dated April 30, 2013; and

(2)	Annual Report of the Trust relating to Huntington Mid Corp America and Huntington Situs for the year ended December 31, 2012.

(3)	Semi-Annual Report of the Trust relating to Huntington Mid Corp America and Huntington Situs for the period ended June 30, 2013.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Huntington Mid Corp America and Huntington Situs dated November 12, 2013. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

Pro Forma Combined Statements of Operations

For the Twelve Months Ended June 30, 2013

	Huntington Mid Corp America Fund	Huntington Situs Fund	Pro Forma Adjustments		Pro Forma Combined
Investment Income:
Dividend income	$2,380,480	$3,091,520	$—		$5,472,000
Dividend income from affiliated securities	1,848	4,726	—		6,574
Income from securities lending, net	184,219	313,023	—		497,242
Foreign dividend taxes withheld	(7,134)	(7,205)	—		(14,339)

Total investment income	2,559,413	3,402,064	—		5,961,477

Expenses:
Investment advisory fees	1,074,176	1,769,581	—		2,843,757
Administration fees	259,693	427,521	—		687,214
Custodian fees	34,462	62,109	—		96,571
Transfer and dividend disbursing agent fees and expenses	71,995	100,344	(24,000	)(a)	148,339
Trustees’ fees	12,298	20,324	—		32,622
Professional fees	47,492	53,594	10,000	(b)	111,086
Pricing fees	5,238	16,883	(5,238	)(a)	16,883
Distribution services fee-Class A Shares	23,945	92,758	—		116,703
Shareholder services fee-Trust Shares	334,114	497,102	—		831,216
Shareholder services fee-Class A Shares	23,945	92,758	—		116,703
State registration costs	60,102	31,696	(60,102	)(a)	31,696
Printing and postage	21,537	23,845	3,000	(b)	48,382
Insurance premiums	7,717	8,222	—		15,939
Compliance service fees	3,687	6,204	—		9,891
Line of credit fees	3,213	4,868	—		8,081
Other	12,561	21,650	(1,000	)(a)	33,211

Total expenses	1,996,175	3,229,459	(77,340)		5,148,294

Net investment income (loss)	563,238	172,605	77,340		813,183

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	12,378,661	10,180,522	—		22,559,183
Net realized gain on option transactions	—	1,765,802	—		1,765,802
Net realized loss on foreign currency transactions	(787)	(8,521)	—		(9,308)

Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	12,377,874	11,937,803	—		24,315,677

Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	15,535,979	33,761,505	—		49,297,484

Net realized and unrealized gain on investments, options and foreign currency transactions	27,913,853	45,699,308	—		73,613,161

Change in net assets resulting from operations	$28,477,091	$45,871,913	$77,340		$74,426,344

(a)	Decrease in expenses due to the elimination of duplicative expenses achieved by merging the funds.
(b)	Reflects estimated merger expenses.

Pro Forma Combined Statements of Assets and Liabilities

As of June 30, 2013

	Huntington Mid Corp America Fund	Huntington Situs Fund	Pro Forma Adjustments		Pro Forma Combined
Assets:
Investments, at cost	$92,252,764	$218,953,492	$—		$311,206,256

Investments, at value	$146,002,877	$294,451,495	$—		$440,454,372
Investments in affiliated securities, at value	7,173,403	17,873,306	—		25,046,709

Total investments	153,176,280	312,324,801	—		465,501,081

Cash	—	404	—		404
Foreign currencies, at value (Cost $- and $27,743)	—	27,305	—		27,305
Income receivable	154,753	161,638	—		316,391
Receivable for shares sold	68,243	301,991	—		370,234
Tax reclaims receivable	—	34,204	—		34,204
Prepaid expenses and other assets	14,657	14,715	—		29,372

Total assets	153,413,933	312,865,058	—		466,278,991

Liabilities:
Payable for return of collateral on loaned securities	7,555,534	38,418,039	—		45,973,573
Options written, at value (premium received $- and $1,152,469)	—	569,500	—		569,500
Payable for investments purchased	—	3,665,016	—		3,665,016
Payable for shares redeemed	347,997	518,509	—		866,506
Accrued expenses and other payables:			—		—
Investment advisory fees	90,209	168,728	—		258,937
Administration fees	21,610	40,419	—		62,029
Custodian fees	6,674	6,428	—		13,102
Pricing fees	2,938	7,142	—		10,080
Distribution services fee	2,063	11,580	—		13,643
Shareholder services fee	30,070	56,242	—		86,312
Transfer and dividend disbursing agent fees and expenses	15,651	16,863	—		32,514
Professional fees	14,299	24,872	10,000	(a)	49,171
Printing and postage	9,156	15,471	3,000	(a)	27,627
Compliance service fees	1,333	1,986	—		3,319

Total Liabilities	8,097,534	43,520,795	13,000		51,631,329

Net Assets	$145,316,399	$269,344,263	$(13,000)		$414,647,662

Net Assets consist of:
Paid in capital	$79,989,244	$167,500,009	$—		$247,489,253
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	60,923,369	93,954,256	—		154,877,625
Accumulated net realized gain on investments, options and foreign currency transactions	3,835,337	7,803,935	—		11,639,272
Accumulated net investment income	568,449	86,063	(13,000	)(a)	641,512

Net Assets	$145,316,399	$269,344,263	$(13,000)		$414,647,662

Net Assets:
Trust Trust Shares	$135,261,570	$212,338,360	$(10,898)		$347,589,032

Class A Class A Shares	$10,054,829	$57,005,903	$(2,102)		$67,058,630

Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Trust Shares	8,577,767	8,416,611	(3,217,563)		13,776,815

Class A Class A Shares	663,849	2,322,069	(254,406)		2,731,512

Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Trust Shares	$15.77	$25.23			$25.23

Class A Class A Shares	$15.15	$24.55			$24.55

Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Class A Shares	$15.91	$25.77			$25.77

Maximum Sales Charge:
Class A Class A Shares	4.75%	4.75%			4.75%

(a)	Reflects estimated merger expenses.

Pro Forma Combined Portfolios of Investments

As of June 30, 2013

	Huntington Mid Corp America Fund		Huntington Situs Fund		Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Common Stocks — 94.9%
Consumer Discretionary — 12.1%
Advance Auto Parts, Inc.	7,120	$577,930	—	$—	7,120	$577,930
Bob Evans Farms, Inc.	25,340	1,190,473	—	—	25,340	1,190,473
BorgWarner, Inc. *	22,400	1,929,760	—	—	22,400	1,929,760
Cabela’s, Inc., Class A (a) *	—	—	191,100	12,375,636	191,100	12,375,636
Columbia Sportswear Co. (e)	—	—	13,500	845,775	13,500	845,775
D.R. Horton, Inc.	36,500	776,720	—	—	36,500	776,720
Desarrolladora Homex S.A.B. de C.V. ADR (e) *	—	—	27,400	102,202	27,400	102,202
Fossil Group, Inc. *	—	—	7,050	728,336	7,050	728,336
Garmin Ltd. (e)	—	—	50,000	1,808,000	50,000	1,808,000
Haldex AB	—	—	116,800	795,932	116,800	795,932
Honda Motor Co. Ltd. ADR	—	—	31,400	1,169,650	31,400	1,169,650
Iconix Brand Group, Inc. *	40,260	1,184,047	—	—	40,260	1,184,047
Kohl’s Corp.	25,870	1,306,694	—	—	25,870	1,306,694
Nordstrom, Inc.	43,640	2,615,782	—	—	43,640	2,615,782
Papa John’s International, Inc. *	—	—	45,000	2,941,650	45,000	2,941,650
PetSmart, Inc.	24,650	1,651,303	—	—	24,650	1,651,303
Rent-A-Center, Inc.	—	—	23,850	895,568	23,850	895,568
Ross Stores, Inc.	31,050	2,012,350	—	—	31,050	2,012,350
Sturm Ruger & Co., Inc. (a) (e)	—	—	100,000	4,804,000	100,000	4,804,000
Television Broadcasts Ltd.	—	—	162,500	1,116,710	162,500	1,116,710
Tempur-Pedic International, Inc. *	—	—	1,200	52,680	1,200	52,680
Tractor Supply Co.	—	—	46,000	5,410,060	46,000	5,410,060
Urban Outfitters, Inc. *	—	—	100,000	4,022,000	100,000	4,022,000

		13,245,059		37,068,199		50,313,258

Consumer Staples — 3.6%
Church & Dwight Co., Inc.	27,380	1,689,620	—	—	27,380	1,689,620
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	—	—	38,200	1,736,572	38,200	1,736,572
Constellation Brands, Inc., Class A *	25,950	1,352,514	—	—	25,950	1,352,514
Darling International, Inc. *	—	—	22,000	410,520	22,000	410,520
Dr. Pepper Snapple Group, Inc. (e)	45,900	2,108,187	—	—	45,900	2,108,187
Fresh Del Monte Produce, Inc.	—	—	90,000	2,509,200	90,000	2,509,200
Reckitt Benckiser Group PLC	—	—	16,000	1,131,158	16,000	1,131,158
Sanderson Farms, Inc.	—	—	50,000	3,321,000	50,000	3,321,000
Shiseido Co. Ltd.	—	—	38,300	570,339	38,300	570,339

		5,150,321		9,678,789		14,829,110

Energy — 4.5%
Atwood Oceanics, Inc. *	—	—	10,000	520,500	10,000	520,500
CARBO Ceramics, Inc. (e)	—	—	60,000	4,045,800	60,000	4,045,800
Denbury Resources, Inc. *	—	—	100,000	1,732,000	100,000	1,732,000
Denison Mines Corp. (e) *	—	—	35,000	41,300	35,000	41,300
Dril-Quip, Inc. *	—	—	13,000	1,173,770	13,000	1,173,770
Halcon Resources Corp. (e) *	—	—	211,708	1,200,384	211,708	1,200,384
Helmerich & Payne, Inc.	32,320	2,018,384	—	—	32,320	2,018,384
Murphy Oil Corp.	28,710	1,748,152	—	—	28,710	1,748,152
Noble Energy, Inc.	33,840	2,031,754	—	—	33,840	2,031,754
Oceaneering International, Inc.	33,810	2,441,082	15,000	1,083,000	48,810	3,524,082
SM Energy Co. *	—	—	7,000	419,860	7,000	419,860
Swift Energy Co. *	—	—	6,000	71,940	6,000	71,940
Unit Corp. *	11,250	479,025	—	—	11,250	479,025

		8,718,397		10,288,554		19,006,951

Financials — 13.1%
Arch Capital Group Ltd. *	—	—	110,000	5,655,100	110,000	5,655,100
Brown & Brown, Inc.	83,750	2,700,100	—	—	83,750	2,700,100
Community Bank System, Inc.	27,390	844,981	—	—	27,390	844,981
Cullen/Frost Bankers, Inc. (e)	27,170	1,814,141	89,300	5,962,561	116,470	7,776,702
Discover Financial Services	50,670	2,413,919	—	—	50,670	2,413,919
Evercore Partners, Inc.	—	—	120,000	4,713,600	120,000	4,713,600
Everest Re Group Ltd.	4,310	552,801	—	—	4,310	552,801
EZCORP, Inc., Class A *	—	—	30,000	506,400	30,000	506,400
First Niagara Financial Group, Inc.	147,440	1,484,721	—	—	147,440	1,484,721
International Bancshares Corp.	—	—	130,000	2,935,400	130,000	2,935,400
Invesco Ltd.	21,800	693,240	—	—	21,800	693,240
Janus Capital Group, Inc.	—	—	100,000	851,000	100,000	851,000
Japan Prime Realty Investment Corp.	—	—	70	214,196	70	214,196
Japan Real Estate Investment Corp.	—	—	20	223,219	20	223,219
Jones Lang LaSalle, Inc.	9,800	893,172	—	—	9,800	893,172
Montpelier Re Holdings Ltd.	31,600	790,316	—	—	31,600	790,316
Principal Financial Group, Inc.	45,400	1,700,230	—	—	45,400	1,700,230
Prosperity Bancshares, Inc.	33,810	1,751,020	—	—	33,810	1,751,020
Raymond James Financial, Inc. (a)	—	—	160,000	6,876,800	160,000	6,876,800
SCBT Financial Corp. (e)	—	—	75,383	3,798,549	75,383	3,798,549
T. Rowe Price Group, Inc.	11,120	813,428	—	—	11,120	813,428
Torchmark Corp.	45,885	2,988,949	—	—	45,885	2,988,949
Unum Group	75,243	2,209,887	—	—	75,243	2,209,887
WSFS Financial Corp.	—	—	13,800	722,982	13,800	722,982

		21,650,905		32,459,807		54,110,712

Health Care — 12.3%
Abaxis, Inc. *	—	—	55,000	2,613,050	55,000	2,613,050
Actavis, Inc. *	38,830	4,901,123	—	—	38,830	4,901,123
AmerisourceBergen Corp.	56,750	3,168,352	—	—	56,750	3,168,352
AmSurg Corp. *	—	—	55,000	1,930,500	55,000	1,930,500
Arena Pharmaceuticals, Inc. (e) *	—	—	65,000	500,500	65,000	500,500
Bio-Rad Laboratories, Inc., Class A *	—	—	15,000	1,683,000	15,000	1,683,000
Cepheid, Inc. (e) *	39,930	1,374,391	—	—	39,930	1,374,391
Cerner Corp. (a) *	—	—	70,000	6,726,300	70,000	6,726,300
Computer Programs & Systems, Inc.	14,230	699,262	—	—	14,230	699,262
Edwards LifeSciences Corp. *	—	—	68,000	4,569,600	68,000	4,569,600
Healthways, Inc. *	—	—	10,000	173,800	10,000	173,800
Life Technologies Corp. *	62,020	4,590,100	—	—	62,020	4,590,100
Merit Medical Systems, Inc. *	—	—	40,000	446,000	40,000	446,000
Mylan, Inc. *	120,170	3,728,875	—	—	120,170	3,728,875
Myriad Genetics, Inc. *	—	—	110,000	2,955,700	110,000	2,955,700
Novozymes A/S, Class B (e)	—	—	52,500	1,680,290	52,500	1,680,290
Osiris Therapeutics, Inc. (e) *	—	—	75,000	755,250	75,000	755,250
Quest Diagnostics, Inc.	16,000	970,080	—	—	16,000	970,080
St. Jude Medical, Inc.	54,330	2,479,078	—	—	54,330	2,479,078
Stada Arzneimittel AG (e)	—	—	35,500	1,528,129	35,500	1,528,129
Terumo Corp.	—	—	20,600	1,024,963	20,600	1,024,963
Thermo Fisher Scientific, Inc.	28,496	2,411,616	—	—	28,496	2,411,616

		24,322,877		26,587,082		50,909,959

Industrials — 16.4%
Alliant Techsystems, Inc.	10,200	839,766	—	—	10,200	839,766
Babcock & Wilcox Co./The	58,560	1,758,557	—	—	58,560	1,758,557
BE Aerospace, Inc. *	—	—	50,000	3,154,000	50,000	3,154,000
Concentric AB	—	—	116,800	1,158,195	116,800	1,158,195
Elbit Systems Ltd.	16,000	673,280	—	—	16,000	673,280
EnPro Industries, Inc. (e) *	—	—	115,000	5,837,400	115,000	5,837,400
Flowserve Corp.	9,960	537,940	147,000	7,939,470	156,960	8,477,410
Harsco Corp.	—	—	100,000	2,319,000	100,000	2,319,000
Jacobs Engineering Group, Inc. *	64,270	3,543,205	—	—	64,270	3,543,205
John Bean Technologies Corp.	53,400	1,121,934	—	—	53,400	1,121,934
Kennametal, Inc.	59,510	2,310,773	—	—	59,510	2,310,773
Lindsay Corp.	—	—	73,000	5,473,540	73,000	5,473,540
Mine Safety Appliances Co.	—	—	10,000	465,500	10,000	465,500
Quanta Services, Inc. *	—	—	130,000	3,439,800	130,000	3,439,800
Rockwell Automation, Inc.	17,270	1,435,828	—	—	17,270	1,435,828
Rollins, Inc.	64,280	1,664,852	—	—	64,280	1,664,852
Ryder System, Inc.	21,000	1,276,590	40,000	2,431,600	61,000	3,708,190
Stericycle, Inc. *	11,490	1,268,841	—	—	11,490	1,268,841
Taser International, Inc. *	—	—	100,000	852,000	100,000	852,000
Timken Co.	54,740	3,080,767	—	—	54,740	3,080,767
Trinity Industries, Inc. (a)	—	—	190,000	7,303,600	190,000	7,303,600
UniFirst Corp.	10,000	912,500	—	—	10,000	912,500
Universal Forest Products, Inc.	—	—	70,000	2,794,400	70,000	2,794,400
Watts Water Technologies, Inc., Class A	—	—	90,000	4,080,600	90,000	4,080,600
Werner Enterprises, Inc.	—	—	12,750	308,168	12,750	308,168

		20,424,833		47,557,273		67,982,106

Information Technology — 18.7%
3D Systems Corp. (e) *	—	—	40,000	1,756,000	40,000	1,756,000
ACI Worldwide, Inc. *	—	—	76,900	3,574,312	76,900	3,574,312
Anixter International, Inc. *	—	—	70,000	5,306,700	70,000	5,306,700
BMC Software, Inc. *	34,170	1,542,434	—	—	34,170	1,542,434
Broadcom Corp., Class A	31,140	1,051,286	—	—	31,140	1,051,286
Cardtronics, Inc. *	—	—	60,000	1,656,000	60,000	1,656,000
Citrix Systems, Inc. *	40,580	2,448,191	—	—	40,580	2,448,191
CTS Corp.	53,400	728,376	—	—	53,400	728,376
Diodes, Inc. *	—	—	100,000	2,597,000	100,000	2,597,000
Exlservice Holdings, Inc. *	—	—	50,000	1,478,000	50,000	1,478,000
Fidelity National Information Services, Inc.	32,866	1,407,979	—	—	32,866	1,407,979
Fiserv, Inc. *	14,100	1,232,481	—	—	14,100	1,232,481
FleetCor Technologies, Inc. *	10,250	833,325	—	—	10,250	833,325
FLIR Systems, Inc.	71,510	1,928,625	—	—	71,510	1,928,625
Geospace Technologies Corp. (a) *	—	—	214,000	14,783,120	214,000	14,783,120
Harris Corp.	33,000	1,625,250	—	—	33,000	1,625,250
j2 Global, Inc. (e)	27,560	1,171,576	—	—	27,560	1,171,576
Jabil Circuit, Inc.	—	—	215,000	4,381,700	215,000	4,381,700
Methode Electronics, Inc.	—	—	80,600	1,371,006	80,600	1,371,006
Molex, Inc. (e)	25,700	754,038	—	—	25,700	754,038
NCR Corp. *	30,800	1,016,092	—	—	30,800	1,016,092
NetApp, Inc.	17,900	676,262	—	—	17,900	676,262
NVIDIA Corp.	49,600	695,888	—	—	49,600	695,888
Progress Software Corp. *	25,800	593,658	—	—	25,800	593,658
Red Hat, Inc. *	—	—	105,000	5,021,100	105,000	5,021,100
ScanSource, Inc. *	—	—	45,000	1,440,000	45,000	1,440,000
Seagate Technology PLC	26,800	1,201,444	—	—	26,800	1,201,444
Synopsys, Inc. *	53,600	1,916,200	—	—	53,600	1,916,200
Syntel, Inc.	20,600	1,295,122	—	—	20,600	1,295,122
Teradata Corp. *	50,280	2,525,564	—	—	50,280	2,525,564
Trimble Navigation Ltd. *	—	—	245,000	6,372,450	245,000	6,372,450
TriQuint Semiconductor, Inc. *	—	—	20,000	138,600	20,000	138,600
Tyler Technologies, Inc. *	—	—	44,000	3,016,200	44,000	3,016,200

		24,643,791		52,892,188		77,535,979

Materials — 8.4%
Albemarle Corp.	33,910	2,112,254	25,000	1,557,250	58,910	3,669,504
Ball Corp.	12,000	498,480	—	—	12,000	498,480
Eagle Materials, Inc.	—	—	60,000	3,976,200	60,000	3,976,200
Eastman Chemical Co.	—	—	29,200	2,044,292	29,200	2,044,292
FMC Corp.	54,000	3,297,240	—	—	54,000	3,297,240
Quaker Chemical Corp.	—	—	65,000	4,030,650	65,000	4,030,650
Scotts Miracle-Gro Co., Class A (e)	—	—	40,000	1,932,400	40,000	1,932,400
Sensient Technologies Corp.	—	—	40,000	1,618,800	40,000	1,618,800
Silver Wheaton Corp.	9,500	186,865	—	—	9,500	186,865
Sociedad Quimica y Minera de Chile SA ADR	—	—	24,000	969,600	24,000	969,600
Sonoco Products Co.	20,000	691,400	—	—	20,000	691,400
Terra Nitrogen Co. LP (e)	—	—	17,000	3,637,830	17,000	3,637,830
Texas Industries, Inc. (e) *	—	—	80,000	5,211,200	80,000	5,211,200
United States Lime & Minerals, Inc. *	—	—	54,000	2,821,500	54,000	2,821,500

		6,786,239		27,799,722		34,585,961

Real Estate Investment Trusts — 3.6%
Camden Property Trust	—	—	31,500	2,177,910	31,500	2,177,910
EPR Properties (e)	26,810	1,347,739	—	—	26,810	1,347,739
Equity One, Inc. (e)	—	—	90,000	2,036,700	90,000	2,036,700
Highwoods Properties, Inc.	22,470	800,157	—	—	22,470	800,157
Home Properties, Inc.	12,200	797,514	—	—	12,200	797,514
Medical Properties Trust, Inc.	104,800	1,500,736	—	—	104,800	1,500,736
Mid-America Apartment Communities, Inc.	13,360	905,407	—	—	13,360	905,407
PS Business Parks, Inc.	16,690	1,204,517	—	—	16,690	1,204,517
Rayonier, Inc.	22,800	1,262,892	—	—	22,800	1,262,892
Sovran Self Storage, Inc.	18,260	1,183,065	—	—	18,260	1,183,065
Weingarten Realty Investors (e)	—	—	50,000	1,538,500	50,000	1,538,500

		9,002,027		5,753,110		14,755,137

Telecommunication Services — 0.2%
TELUS Corp.	18,000	525,420	—	—	18,000	525,420
General Communication, Inc., Class A *	—	—	39,000	305,370	39,000	305,370

		525,420		305,370		830,790

Utilities — 2.0%
AGL Resources, Inc.	—	—	15,000	642,900	15,000	642,900
CMS Energy Corp.	63,980	1,738,337	—	—	63,980	1,738,337
DTE Energy Co.	6,980	467,730	—	—	6,980	467,730
Hawaiian Electric Industries, Inc.	—	—	39,900	1,009,869	39,900	1,009,869
Northwest Natural Gas Co.	—	—	13,100	556,488	13,100	556,488
Portland General Electric Co.	33,700	1,030,883	60,000	1,835,400	93,700	2,866,283
UGI Corp.	—	—	5,500	215,105	5,500	215,105
Xcel Energy, Inc.	26,130	740,524	—	—	26,130	740,524

		3,977,474		4,259,762		8,237,236

Total Common Stocks		138,447,343		254,649,856		393,097,199

Exchange-Traded Funds — 0.2%
iShares FTSE China 25 Index Fund	—	—	30,000	975,600	30,000	975,600

Total Exchange-Traded Funds		—		975,600		975,600

Closed End Fund — 0.1%
Central Fund of Canada Ltd., Class A	—	—	30,000	408,000	30,000	408,000

Total Closed-End Fund		—		408,000		408,000

Cash Equivalents — 6.0%
Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	7,173,403	7,173,403	17,873,306	17,873,306	25,046,709	25,046,709

Total Cash Equivalents		7,173,403		17,873,306		25,046,709

Short-Term Securities Held as Collateral for Securities Lending — 11.1%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (c)	7,555,534	7,555,534	38,418,039	38,418,039	45,973,573	45,973,573

Total Short-Term Securities Held as Collateral for Securities Lending		7,555,534		38,418,039		45,973,573

Total Investments — 112.3%		153,176,280		312,324,801		465,501,081

Total Investments at Cost		92,252,764		218,953,492		311,206,256

Liabilities in Excess of Other Assets — (12.3)%		(7,859,881)		(42,980,538)		(50,853,419	)(d)

Net Assets — 100.0%		$145,316,399		$269,344,263		$414,647,662

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of June 30, 2013.
(d)	Reflects estimated merger expenses of $13,000.
(e)	All or part of this security was on loan as of June 30, 2013.
*	Non-income producing security.

ADR - American Depositary Receipt

Pro Forma Combined Schedule of Written Options

As of June 30, 2013

	Huntington Mid Corp America Fund		Huntington Situs Fund		Pro Forma Combined
	Contracts	Value	Contracts	Value	Contracts	Value
Cabela’s, Inc., Class A ,Call @ $70, Expiring September 2013	—	$—	200	$51,000	200	$51,000
Cabela’s, Inc., Class A ,Call @ $75, Expiring September 2013	—	—	200	25,000	200	25,000
Cabela’s, Inc., Class A ,Call @ $80, Expiring September 2013	—	—	200	11,500	200	11,500
Cabela’s, Inc., Class A ,Call @ $80, Expiring December 2013	—	—	200	39,000	200	39,000
Cerner Corp. ,Call @ $100, Expiring September 2013	—	—	200	66,000	200	66,000
Geospace Technologies Corp. ,Call @ $80, Expiring July 2013	—	—	100	3,750	100	3,750
Geospace Technologies Corp. ,Call @ $90, Expiring September 2013	—	—	160	16,400	160	16,400
Geospace Technologies Corp. ,Call @ $95, Expiring September 2013	—	—	160	9,600	160	9,600
Geospace Technologies Corp. ,Call @ $100, Expiring September 2013	—	—	160	5,200	160	5,200
Geospace Technologies Corp. ,Call @ $105, Expiring September 2013	—	—	160	8,400	160	8,400
Raymond James Financial, Inc. ,Call @ $40, Expiring July 2013	—	—	500	157,500	500	157,500
Sturm Ruger & Co., Inc. ,Call @ $50.5, Expiring July 2013	—	—	380	16,150	380	16,150
Trinity Industries, Inc. ,Call @ $41, Expiring October 2013	—	—	1,000	160,000	1,000	160,000

Total Written Options		$0		$569,500		$569,500

Pro Forma Notes to the Financial Statements

At June 30, 2013

Note 1 – Description

The Huntington Situs Fund (“Acquiring Fund”), a series of the Huntington Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

The Acquiring Fund consists of two classes of shares: Trust Shares and Class A Shares. All shareholders bear the common expenses of the Fund based on the daily net assets of each class of shares, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Huntington Mid Corp America Fund (“Target Fund”), a series of the Trust, by the Acquiring Fund as if such acquisition had taken place as of June 30, 2013.

Note 2 – Basis of Combination

Under the terms of the Plan of Reorganization, the combination of Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Target Fund in exchange for shares of Acquiring Fund at net asset value. The statement of assets and liabilities and the related statement of operations of Target Fund and Acquiring Fund have been combined as of and for the year ended June 30, 2013. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for precombination periods of the surviving fund will not be restated.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each portfolio that are incorporated by reference in the Statement of Additional Information.

Note 3 – Security Valuation

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Trust calculates the NAV for each of the funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using discounted cash flow models, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013 based on the three levels defined above, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

Fund Name	Level 1	Level 2	Level 3	Total
Mid Corp America Fund
Common Stocks	$138,447,343	$—	$—	$138,447,343
Cash Equivalents	7,173,403	—	—	7,173,403
Short-Term Securities Held as Collateral for Securities Lending	7,555,534	—	—	7,555,534

Total	153,176,280	—	—	153,176,280
Situs Fund
Common Stocks	254,649,856	—	—	254,649,856
Exchange-Traded Funds	975,600	—	—	975,600
Closed End Fund	408,000	—	—	408,000
Cash Equivalents	17,873,306	—	—	17,873,306
Short-Term Securities Held as Collateral for Securities Lending	38,418,039	—	—	38,418,039

Total	312,324,801	—	—	312,324,801
Other Financial Instruments*
Written Options	(569,500)	—	—	(569,500)
Pro Forma Combined
Common Stocks	393,097,199	—	—	393,097,199
Exchange-Traded Funds	975,600	—	—	975,600
Closed End Fund	408,000	—	—	408,000
Cash Equivalents	25,046,709	—	—	25,046,709
Short-Term Securities Held as Collateral for Securities Lending	45,973,573	—	—	45,973,573

Total	465,501,081	—	—	465,501,081
Other Financial Instruments*
Written Options	(569,500)	—	—	(569,500)

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

Note 4 – Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

This is a summary of the Funds’ written option activity for the year ended June 30, 2013:

	Huntington Mid Corp America Fund		Huntington Situs Fund
Contracts	# of Contracts	Premium	# of Contracts	Premium
Outstanding at June 30, 2012	—	$—	3,459	$1,323,622
Options written	—	—	7,841	2,273,649
Options expired	—	—	(5,750)	(1,452,174)
Options closed	—	—	(1,221)	(777,763)
Options exercised	—	—	(709)	(214,865)

Outstanding at June 30, 2013	—	—	3,620	1,152,469

Note 5 – Capital Shares

The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Target Fund by Acquiring Fund as of June 30, 2013. The number of retired shares was calculated by dividing the net asset value of Target Fund by the respective net asset value per share of Acquiring Fund. The pro forma number of shares outstanding, by class of shares, for the combined fund consists of the following at June 30, 2013:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Trust Shares	8,416,611	5,360,204	13,776,815
Class A Shares	2,322,069	409,443	2,731,512

Note 6 – Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

Federal income tax law permits a regulated investment company to carry forward its net capital losses incurred prior to December 22, 2010, for a period of up to eight taxable years (net capital losses that arise in a tax year beginning after December 22, 2010 will generally be able to be carried forward without limit). The Acquiring Fund, nor the Target Fund currently has no capital losses outstanding as of the most recent fiscal year end.

THE HUNTINGTON FUNDS

HUNTINGTON DISCIPLINED EQUITY FUND

CLASS A SHARES

TRUST SHARES

HUNTINGTON REAL STRATEGIES FUND

CLASS A SHARES

TRUST SHARES

HUNTINGTON SITUS FUND

CLASS A SHARES

TRUST SHARES

SUPPLEMENT DATED OCTOBER 4, 2013 TO THE PROSPECTUS DATED APRIL 30, 2013

NOTICE OF FUNDS’ EXPENSE CAPS PURSUANT TO ADVISOR’S FEE WAIVERS

Effective December 13, 2013, the Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Huntington Disciplined Equity Fund (the “Disciplined Equity Fund”) to the extent necessary in order to limit the Disciplined Equity Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.01% and 1.26% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Effective December 13, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Huntington Real Strategies Fund (the “Real Strategies Fund”) to the extent necessary in order to limit the Real Strategies Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.10% and 1.35% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Effective December 13, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Huntington Situs Fund (the “Situs Fund”) to the extent necessary in order to limit the Situs Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.03% and 1.28% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

THE HUNTINGTON FUNDS

HUNTINGTON WORLD INCOME FUND

CLASS A SHARES

TRUST SHARES

SUPPLEMENT DATED OCTOBER 4, 2013 TO THE PROSPECTUS DATED FEBRUARY 28, 2013

NOTICE OF FUND’S EXPENSE CAP PURSUANT TO ADVISOR’S FEE WAIVER

Effective December 13, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Huntington World Income Fund (the “World Income Fund”) to the extent necessary in order to limit the World Income Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.74% and 0.99% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INCOME EQUITY FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON MID CORP AMERICA FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED OCTOBER 4, 2013 TO THE HUNTINGTON FUNDS RETAIL

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF OCTOBER 4, 2013, PLEASE REPLACE THE SECTION TITLED “INVESTMENT RESTRICTIONS” ON PAGES 44 THROUGH 47 IN THE HUNTINGTON FUNDS RETAIL STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund. The investment restrictions pertain to each Fund unless otherwise noted. In effectuating the Asset Allocation Funds’ investment goals and strategies, each Asset Allocation Fund will look through to the investments of the Underlying Funds.

Each Fund:

(1)	May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)	May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3)

May lend or borrow money up to 33 1/3% of its total assets, or to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.

(4)	May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5)	May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6)	May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)	May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. (For all Funds except Ohio Municipal Money Market Fund and Ohio Tax-Free Fund.)

(8)	May not invest more than 10% of the Fund’s net assets at the time of purchase in options on securities (long puts and calls). In addition, each Fund will limit its obligations under futures, options on futures and options on securities to no more than 25% of the Fund’s assets.

(9)	May not invest more than 15% of a Fund’s net assets (5% for the Money Market Funds) at the time of the purchase in illiquid securities.

The fundamental limitations of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, certain Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund’s non-fundamental limitations will be communicated to the Fund’s shareholders prior to effectiveness.

Except for the Rotating Markets Fund and Real Strategies Fund, each of the Funds generally may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The Rotating Markets Fund and Real Strategies Fund each may invest all or a portion of its assets in the Shares of any one investment company or investment companies, but may not own more than 3% of the securities of any one investment company. If either Fund owns more than 1% of the Shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of another investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that other investment company, which are in addition to the management and other fees the Fund pays its own Advisor.

Note, with respect to the Global Select Markets Fund and Rotating Markets Fund, the Fund will not invest more than 25% of its total assets in the securities of exchange-traded funds which concentrate (that is, invest more than 25% of their assets) in the same industry, provided that (i) through its investment in index-based securities, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in investment companies. The Real Strategies Fund may also indirectly invest more than 25% of its assets in one industry indirectly through investments in index-based securities which do not concentrate in the industry.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. For the Tax-Exempt Funds only, as a matter of non-fundamental policy, they will comply with the diversification requirements of Rule 2a-7, which are more rigorous. “Concentration” is generally interpreted under the 1940 Act to refer to an investment of more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits a Fund’s ability to borrow money, prohibiting the Fund from issuing senior securities, except a Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Regulatory Compliance. The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The following are non-fundamental policies of the indicated Fund:

Tax-Free Money Market Fund*

•

under normal circumstances, the Tax-Free Money Market Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in tax-exempt securities. Tax-exempt securities are debt securities typically issued by states, counties, cities, and other political subdivisions and authorities and which pay interest that is exempt from Federal income tax.

Ohio Municipal Money Market Fund*

•

under normal circumstances, the Ohio Municipal Money Market Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in Ohio tax-exempt securities. Ohio tax-exempt securities are debt obligations which are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities, municipalities and political subdivisions.

U.S. Treasury Money Market Fund*

•

under normal circumstances, the U.S. Treasury Money Market Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

Disciplined Equity Fund*

•

under normal circumstances, the Disciplined Equity Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities and options contracts on equity securities and indexes.

Dividend Capture Fund*

•	under normal circumstances, the Dividend Capture Fund will invest at least 65% of its assets in dividend-paying stocks, and the Advisor focuses on those it believes are undervalued or out-of-favor.

Income Equity Fund*

•	under normal circumstances, the Income Equity Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

International Equity Fund*

•

under normal circumstances, the International Equity Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Mid Corp America Fund*

•

under normal circumstances, the Mid Corp America Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

•

under normal circumstances, the Mid Corp America Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

Rotating Markets Fund

•

under normal circumstances, the Rotating Markets Fund will invest at least 75% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Advisor.

Situs Fund*

•	under normal circumstances, the Situs Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Fixed Income Securities Fund*

•

under normal circumstances, the Fixed Income Securities Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

Intermediate Government Income Fund*

•

under normal circumstances, the Intermediate Government Income Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in U.S. Government securities.

Mortgage Securities Fund*

•

under normal circumstances, the Mortgage Securities Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

Ohio Tax-Free Fund*

•

under normal circumstances, the Ohio Tax-Free Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in Ohio tax-exempt securities. Ohio tax-exempt securities are debt obligations which are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities, municipalities and political subdivisions.

*	Except for the Rotating Markets Fund, the above Funds will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the Rotating Markets Fund will provide the same shareholder notice on a voluntary basis.

Certain Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their net assets to investments that have economic characteristics similar to equity securities contained in financial instruments. For purposes of such non-fundamental investment policy, the term “assets” includes the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by such Fund’s name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures). The Board of Trustees has adopted a policy to provide investors with at least 60 day’s notice prior to changes in a Fund’s 80% investment policy.

The following investment limitations are non-fundamental policies of the Funds:

(1)	The Funds will not invest more than 15% of net assets in illiquid securities (5% in the case of money market funds).

(2)	In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (c) with respect to the Tax-Exempt Funds, municipal securities will not be deemed to constitute an industry. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

The following investment limitations of the Disciplined Equity Fund, Dividend Capture Fund, Global Select Markets Fund, International Equity Fund, Mid Corp America Fund, Rotating Markets Fund and Situs Fund are non-fundamental policies. The Funds will not:

(1)	Invest in companies for the purpose of exercising control.

(2)	Pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund’s fundamental limitation, in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

(3)	Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the Prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

(4)	Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

(5)	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

The following investment limitation of the Disciplined Equity Fund, Dividend Capture Fund, Global Select Markets Fund, Growth Fund, Income Equity Fund, International Equity Fund, Mid Corp America Fund, Real Strategies Fund, Situs Fund, Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund is a non-fundamental policy. The Funds will not:

(1)	Invest in other funds in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

April 24, 2013

HUNTINGTON FUNDS

HUNTINGTON GROWTH FUND

SUPPLEMENT DATED APRIL 24, 2013, TO THE HUNTINGTON FUNDS

RETAIL PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

On April 24, 2013, the Board of Trustees (the “Trustees”) of the Huntington Funds voted to close and liquidate the Huntington Growth Fund (the “Fund”). This decision was made after careful consideration of the Fund’s asset size and prospects for future growth. In connection with the decision to close and liquidate the Fund, the Fund is closed to new and subsequent investments effective as of the close of business May 8, 2013.

The Fund will be closed and liquidated on or about June 14, 2013 (the “liquidation date”). If you still hold shares of the Fund on the liquidation date, we will automatically redeem your shares for cash and remit the proceeds to you based on the instructions listed on your account.

If you participate in a Systematic Withdrawal Plan, automatic withdrawals will no longer be made from your Fund account after the liquidation date.

As shareholders redeem shares of the Fund between the date of this supplement and the liquidation date, the Fund is not expected to be able to continue to invest its assets in accordance with its stated investment policies. Accordingly, it is expected that the Fund will deviate from its stated investment policies during the period between the date of this supplement and the liquidation date.

The sale or liquidation of your shares will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

You may obtain additional information by calling Huntington at (800) 253-0412.

Investor Guide

APRIL 30, 2013

CLASS A SHARES

TRUST SHARES

Equity Funds

Huntington Disciplined Equity Fund

Symbol: HDEAX (A Shares)

Symbol: HDETX (Trust Shares)

Huntington Dividend Capture Fund

Symbol: HDCAX (A Shares)

Symbol: HDCTX (Trust Shares)

Huntington Global Select Markets Fund

Symbol: HGSAX (A Shares)

Symbol: HGSIX (Trust Shares)

Huntington Growth Fund

Symbol: HGWIX (A Shares)

Symbol: HGWTX (Trust Shares)

Huntington Income Equity Fund

Symbol: HUINX (A Shares)

Symbol: HIEFX (Trust Shares)

Huntington International Equity Fund

Symbol: HIEAX (A Shares)

Symbol: HIETX (Trust Shares)

Huntington Mid Corp America Fund

Symbol: HUMIX (A Shares)

Symbol: HMATX (Trust Shares)

Huntington Real Strategies Fund

Symbol: HRSAX (A Shares)

Symbol: HRSTX (Trust Shares)

Huntington Rotating Markets Fund

Symbol: HRIAX (A Shares)

Symbol: HRITX (Trust Shares)

Huntington Situs Fund

Symbol: HSUAX (A Shares)

Symbol: HSUTX (Trust Shares)

Money Market Funds

Huntington Tax-Free Money Market Fund

Symbol: HFTXX (A Shares)

Symbol: HFLXX (Trust Shares)

Huntington Money Market Fund

Symbol: HFIXX (A Shares)

Symbol: HFDXX (Trust Shares)

Huntington Ohio Municipal Money Market Fund

Symbol: HOBXX (A Shares)

Symbol: HFXXX (Trust Shares)

Huntington U.S. Treasury Money Market Fund

Symbol: HUIXX (A Shares)

Symbol: HTTXX (Trust Shares)

Income Funds

Huntington Fixed Income Securities Fund

Symbol: HFIIX (A Shares)

Symbol: HFISX (Trust Shares)

Huntington Intermediate Government Income Fund

Symbol: HMGCX (A Shares)

Symbol: HMGIX (Trust Shares)

Huntington Mortgage Securities Fund

Symbol: HUMSX (A Shares)

Symbol: HMTGX (Trust Shares)

Huntington Ohio Tax-Free Fund

Symbol: HOHFX (A Shares)

Symbol: HOHTX (Trust Shares)

Huntington Short/Intermediate Fixed Income Securities Fund

Symbol: HSIAX (A Shares)

Symbol: HSIFX (Trust Shares)

Asset Allocation Funds

Huntington Balanced Allocation Fund

Symbol: HBAFX (A Shares)

Huntington Conservative Allocation Fund

Symbol: HCAFX (A Shares)

Huntington Growth Allocation Fund

Symbol: HGRFX (A Shares)

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Not a Deposit • Not FDIC Insured • Not Insured by a Government Agency

• No Bank Guarantee • May Lose Value

The Huntington FundsTable of Contents

Money Market Funds

4	Huntington Tax-Free Money Market Fund

8	Huntington Money Market Fund

12	Huntington Ohio Municipal Money Market Fund

16	Huntington U.S. Treasury Money Market Fund

Equity Funds

20	Huntington Disciplined Equity Fund

25	Huntington Dividend Capture Fund

30	Huntington Global Select Markets Fund

36	Huntington Growth Fund

40	Huntington Income Equity Fund

44	Huntington International Equity Fund

48	Huntington Mid Corp America Fund

53	Huntington Real Strategies Fund

59	Huntington Rotating Markets Fund

64	Huntington Situs Fund

Income Funds

69	Huntington Fixed Income Securities Fund

73	Huntington Intermediate Government Income Fund

78	Huntington Mortgage Securities Fund

83	Huntington Ohio Tax-Free Fund

87	Huntington Short/Intermediate Fixed Income Securities Fund

Asset Allocation Funds

92	Huntington Balanced Allocation Fund

98	Huntington Conservative Allocation Fund

104	Huntington Growth Allocation Fund

Principal Investment Strategies and Risks

111	Huntington Tax-Free Money Market Fund

115	Huntington Money Market Fund

118	Huntington Ohio Municipal Money Market Fund

122	Huntington U.S. Treasury Money Market Fund

125	Huntington Disciplined Equity Fund

130	Huntington Dividend Capture Fund

134	Huntington Global Select Markets Fund

140	Huntington Growth Fund

143	Huntington Income Equity Fund

146	Huntington International Equity Fund

150	Huntington Mid Corp America Fund

154	Huntington Real Strategies Fund

162	Huntington Rotating Markets Fund

167	Huntington Situs Fund

172	Huntington Fixed Income Securities Fund

176	Huntington Intermediate Government Income Fund

180	Huntington Mortgage Securities Fund

184	Huntington Ohio Tax-Free Fund

187	Huntington Short/Intermediate Fixed Income Securities Fund

189	Huntington Asset Allocation Funds Overview

190	Huntington Balanced Allocation Fund

196	Huntington Conservative Allocation Fund

201	Huntington Growth Allocation Fund

205	Huntington Investment Strategy — All Asset Allocation Funds

Shareholder Information

206	Distribution of the Funds

207	Distribution Plan (Rule 12b-1 Fees)

208	Sales Charges

210	Pricing Shares

212	Purchasing Shares

214	Exchanging Shares

215	Redeeming Shares

218	Portfolio Holdings Information
More About the Huntington Funds

219	Management of the Trust

221	Fees Paid To Advisor and Affiliates

221	Advisory Services

224	Dividends and Distributions

225	Tax Consequences

226	Financial Information

248	Additional Investment Strategies

250	Glossary of Investment Risks

Fund Summaries

Huntington Tax-Free Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.30%	0.30%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.63%	0.63%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	0.93%	1.18%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$95	$296	$515	$1,143
Class A Shares	$120	$375	$649	$1,432

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Tax-Free Money Market Fund by investing at least 80% of the Fund’s assets in short-term tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax (“AMT”).

In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund and endeavors to diversify the portfolio’s holdings as much as possible. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

Tax-exempt securities are debt securities typically issued by states, counties, cities, and other political subdivisions and authorities and which pay interest that is exempt from Federal income tax.

▶

Fund Summaries

Huntington Tax-Free Money Market Fund

continued

Because the Fund refers to tax-exempt securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in tax-exempt securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken. The primary factors that may reduce the Fund’s NAV and returns include:

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Enhancement Risk. A security held by the Fund may be subject to “credit enhancement” (for example, a guarantee) provided by a third-party. If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

For more information, please see “Principal Investment Strategies and Risks.”

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Fund Summaries

Huntington Tax-Free Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2007 Q4 2012	0.72 0.00	% %

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Tax-Free Money Market Fund — Trust Shares
Returns before taxes	0.01%	0.40%	0.92%
Tax-Free Money Market Fund — Class A Shares
Returns before taxes	0.01%	0.33%	0.80%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Tax-Free Money Market Fund and applicable Share class (for example, Huntington Tax-Free Money Market Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

▶

Fund Summaries

Huntington Tax-Free Money Market Fund

continued

Tax Information

It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is not a suitable investment for retirement accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.30%	0.30%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.56%	0.56%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	0.88%	1.13%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$90	$281	$488	$1,084
Class A Shares	$115	$359	$622	$1,375

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less, and endeavors to diversify the portfolio across market sectors.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”), including both GSE securities backed by the full faith and credit of the U.S. government and GSE securities that are not backed by the full faith and credit of the U.S. government.

▶

Fund Summaries

Huntington Money Market Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken. The primary factors that may reduce the Fund’s NAV and returns include:

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

For more information, please see “Principal Investment Strategies and Risks.”

▶

Fund Summaries

Huntington Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2006 Q4 2012	1.12 0.00	% %

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Money Market Fund — Trust Shares
Returns before taxes	0.01%	0.33%	1.33%
Money Market Fund — Class A Shares
Returns before taxes	0.01%	0.28%	1.21%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Money Market Fund and applicable Share class (for example, Huntington Money Market Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

▶

Fund Summaries

Huntington Money Market Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Ohio Municipal Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.30%	0.30%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.58%	0.58%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	0.88%	1.13%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$90	$281	$488	$1,084
Class A Shares	$115	$359	$622	$1,375

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing at least 80% of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

▶

Fund Summaries

Huntington Ohio Municipal Money Market Fund

continued

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Because the Fund refers to Ohio tax-exempt securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Ohio tax-exempt securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken. The primary factors that may reduce the Fund’s NAV and returns include:

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Enhancement Risk. A security held by the Fund may be subject to “credit enhancement” (for example, a guarantee) provided by a third-party “credit enhancer.” If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Non-Diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

State Concentration Risk. Because the Fund primarily purchases municipal bonds from Ohio, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal issues in that state.

For more information, please see “Principal Investment Strategies and Risks.”

▶

Fund Summaries

Huntington Ohio Municipal Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2007 Q4 2012	0.72 0.00	% %

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Ohio Municipal Money Market Fund — Trust Shares
Returns before taxes	0.01%	0.39%	0.96%
Ohio Municipal Money Market Fund — Class A Shares
Returns before taxes	0.01%	0.32%	0.84%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Ohio Municipal Money Market Fund and applicable Share class (for example, Huntington Ohio Municipal Money Market Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

▶

Fund Summaries

Huntington Ohio Municipal Money Market Fund

continued

Tax Information

The Fund intends to distribute dividends exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes except for Ohio taxes to the extent derived from Ohio tax-exempt investments and eligible for tax-exempt treatment under Ohio law. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is not a suitable investment for retirement accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington U.S. Treasury Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.20%	0.20%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.54%	0.54%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	0.74%	0.99%
Fee Waivers and/or Expense Reimbursements(1)	(0.49)%	(0.49)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.25%	0.50%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.25% and 0.50% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$26	$135	$312	$824
Class A Shares	$51	$215	$449	$1,121

▶

Fund Summaries

Huntington U.S. Treasury Money Market Fund

continued

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing at least 80% of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken. The primary factors that may reduce the Fund’s NAV and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a yield of at least 0.00%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

For more information, please see “Principal Investment Strategies and Risks.”

▶

Fund Summaries

Huntington U.S. Treasury Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2006 Q3 2012	1.10 0.00	% %

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
U.S. Treasury Money Market Fund — Trust Shares
Returns before taxes	0.01%	0.19%	1.21%
U.S. Treasury Money Market Fund — Class A Shares
Returns before taxes	0.00%	0.15%	1.10%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington U.S. Treasury Money Market Fund and applicable Share class (for example, Huntington U.S. Treasury Money Market Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

▶

Fund Summaries

Huntington U.S. Treasury Money Market Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Disciplined Equity Fund

Fund Summary

Investment Objective	The Fund seeks capital appreciation while seeking to reduce volatility.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.60%	0.60%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.63%	0.63%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	1.25%	1.50%
Fee Waivers and/or Expense Reimbursements(1)	(0.05)%	(0.05)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.20%	1.45%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.20% and 1.45% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$122	$392	$682	$1,507
Class A Shares	$616	$922	$1,250	$2,176

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Fund Summaries

Huntington Disciplined Equity Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its assets in equity securities, which include put and call options on individual securities and stock indices. The Fund normally invests at least 65% of its total assets in companies organized in the U.S. and included in the S&P 500 Index (“S&P 500 Companies”) or the S&P 100 Index (“S&P 100 Companies”). As of March 28, 2013, the market capitalization range for the companies included in the S&P 500 Index was approximately $1.8 million to $415.7 million, with a median of $14.1 million, while the market capitalization range for the companies included in the S&P 100 Index as of March 28, 2013, was approximately $19.1 million to $415.7 million, with a median of $64.4 million.

Generally, the portfolio manager will invest the Fund’s portfolio in the common stocks of the larger companies comprising each sector of the S&P 500 Index or the S&P 100 Index (each, an “Index” and together, the “Indices”), consistent with the sector weightings of the applicable Index. Among the many factors that the portfolio manager considers in determining whether to base portfolio composition upon the S&P 500 or S&P 100 are obtaining desirable diversification while considering the transaction costs inherent in owning more stocks from the broader Index, volatility of options on stocks of the respective indices, and ease of exercising options. Whether the Fund’s portfolio corresponds to the composition of the S&P 500 Index or the S&P 100 Index will depend upon the availability of put options on those indices necessary to effectively hedge the Fund’s portfolio against potential market declines. The portfolio manager has discretion to change the composition of the Fund’s portfolio without prior notice to align with one Index in lieu of the other.

The Fund will also purchase put options on the Indices and write call options on individual securities held in its portfolio. All options written or purchased by the Fund shall trade on a U.S. stock exchange. Put options on the applicable Index will be limited to less than 10% (at cost) of the Fund’s total assets. The put options will be used to hedge the Fund’s portfolio to the extent the value of the Fund’s common stock positions decline. The Fund may also write covered call options on common stocks held in the Fund’s portfolio to generate a portion of the income necessary to purchase put options on the applicable Index. During the term of a covered call option, the Fund will own the underlying common stock which may be sold pursuant to the option.

The Fund also expects to hold approximately 4-5% of assets in cash or cash equivalents. At the portfolio manager’s discretion, the Fund’s cash may be held in short term bonds or money market instruments.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. The Advisor may in the future consider converting the Fund’s structure to an exchange-traded fund (“ETF”). Upon such conversion, the applicable investment strategies may be adjusted, as well as the fees and expense structure. Prior to any conversion, shareholders will receive appropriate notice, as may be required under applicable federal securities laws and regulations.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

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Fund Summaries

Huntington Disciplined Equity Fund

continued

Principal Investment Risks

All mutual funds take investment risks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Class/Sector/Region Focus Risk. If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Counterparty Risk. The counterparty to an over-the-counter (“OTC”) derivatives contract, the borrower of the Fund’s securities under a securities lending contract or a guarantor of a fixed income security held by the Fund may be unable or unwilling to honor its obligations under the contract or guarantee, which would cause the Fund to lose money.

Derivative Contracts Risk. A derivative is an instrument whose value is derived from an underlying contract, index or security, or any combination thereof, including options (e.g. puts and calls). The Fund’s investment in derivatives will come primarily through writing put and call options and purchasing put option on the Indices. Derivatives contracts involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks. For additional information regarding these risks, see the “Glossary of Investment Risks.”

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Management Risk. The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

For more information, please see “Principal Investment Strategies and Risks.”

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Fund Summaries

Huntington Disciplined Equity Fund

continued

Performance: Bar Chart and Table/Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q1 2012 Q2 2012	3.57 (1.87	% )%

This table compares the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	Since Class Inception*
Disciplined Equity Fund — Trust Shares
Returns before taxes	0.91%	(0.42)%
Returns after taxes on distributions(1)	0.76%	(0.59)%
Returns after taxes on distributions and sales of Trust Shares(1)	0.79%	(0.38)%
Disciplined Equity Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	(4.13)%	(4.11)%
Standard & Poor’s 100 Index (S&P 100) (reflects no deduction for fees, expenses or taxes)(2)	16.05%	10.66%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 100 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

*	Since August 1, 2011.

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Fund Summaries

Huntington Disciplined Equity Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Peter Sorrentino, Senior Vice President of the Advisor, has served as the Fund’s Portfolio Manager since 2012.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Disciplined Equity Fund and applicable Share class (for example, Huntington Disciplined Equity Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Dividend Capture Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return on investment, with dividend income an important component of that return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.61%	0.61%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.37%	1.62%
Fee Waivers and/or Expense Reimbursements(1)	(0.47)%	(0.47)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.15%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$92	$339	$658	$1,562
Class A Shares	$587	$872	$1,228	$2,228

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Fund Summaries

Huntington Dividend Capture Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 65% of its assets in dividend-paying stocks, and the Advisor focuses on those it believes are undervalued or out-of-favor. The Fund may invest in convertible bonds and other securities [such as preferred stock and real estate investment trusts (“REITs”)] that contain aspects of both stocks and bonds. The Advisor will also frequently purchase stocks in a short period prior to the ex- dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading costs the Fund will incur.

The Fund generally invests in mature, middle and large-capitalization U.S. corporations. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Class/Sector/Region Focus Risk. If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

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Fund Summaries

Huntington Dividend Capture Fund

continued

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

For more information, please see “Principal Investment Strategies and Risks.”

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q1 2009	23.66 (17.31	% )%

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Fund Summaries

Huntington Dividend Capture Fund

continued

This table compares the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Dividend Capture Fund — Trust Shares
Returns before taxes	10.87%	3.49%	6.12%
Returns after taxes on distributions(1)	9.83%	2.44%	4.74%
Returns after taxes on distributions and sales of Trust Shares(1)	7.44%	2.48%	4.78%
Dividend Capture Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	5.51%	2.25%	5.37%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	16.00%	1.66%	7.10%
Dividend Capture Indices Blend (DCIB) (reflects no deduction for fees, expenses or taxes)(3)	16.45%	2.73%	6.83%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)

The unmanaged DCIB is a custom, blended index comprised of the S&P 500 Value Index (40%), BofA/Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%). This custom blended index and its respective weightings are reflective of the Fund’s sector diversification. The S&P 500 Value Index is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The BofA/Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed-rate preferred stock issues. NAREIT Index represents returns for the National Association of Real Estate Investment Trust Equity Index.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, is primarily responsible for the day-to-day management of the Fund. Mr. Mentzer has served as Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Dividend Capture Fund and applicable Share class (for example, Huntington Dividend Capture Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional;

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Fund Summaries

Huntington Dividend Capture Fund

continued

or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Global Select Markets Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	1.00%	1.00%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.90%	0.90%

Acquired Fund Fees and Expenses	0.14%	0.14%

Total Annual Fund Operating Expenses	2.04%	2.29%
Fee Waivers and/or Expense Reimbursements(1)	(0.14)%	(0.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.90%	2.15%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% and 2.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$193	$626	$1,085	$2,358
Class A Shares	$683	$1,144	$1,630	$2,966

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Fund Summaries

Huntington Global Select Markets Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally pursues its investment objective by investing in equity and fixed income securities [including real estate investment trusts (“REITs”)] in the United States and in developed and emerging markets throughout the world. The proportions of the Fund’s assets invested in each type of security (which, for each security type may, at any particular time, range from 0% to 100%) vary based on Huntington Asset Advisors, Inc.’s (the “Advisor”) interpretation of economic conditions and underlying securities values. The Advisor generally allocates the Fund’s investments across different countries and regions, and under normal market conditions, the Fund invests significantly (at least 40% — unless market conditions are not deemed favorable by the Advisor, in which case the Fund invests at least 30%) in securities of issuers based outside the United States. The Fund may invest in equity securities of issuers of any market capitalization.

The Advisor will employ continuous “top-down” macro economic analysis to identify those countries believed to have the best prospects for sustainable growth. A “bottom up” process will then identify securities expected to provide what the Advisor believes will be superior risk-adjusted returns in those countries. By investing in equities and fixed income securities in developed and emerging markets, the Fund seeks to moderate volatility compared to investing solely in emerging market equities. The Fund has no maturity restrictions on the fixed income securities in which it invests.

The Advisor may also use various techniques, such as buying and selling futures contracts and exchange traded funds (“ETFs”), to increase or decrease the Fund’s exposure to changing security prices, interest rates or other factors that affect security values. In addition, in limited circumstances the Advisor may, in order to help the Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies, enter into derivatives contracts in which a foreign currency is an underlying asset. In addition, the Fund may invest up to 20% of its assets in lower quality fixed income securities (also known as junk bonds) — for example, securities which at time of purchase are not rated in one of the four highest categories by a U.S. nationally rated statistical rating organization (or, if unrated, are not determined by the Advisor to be of a quality comparable to a security rated within the four highest rating categories).

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

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Fund Summaries

Huntington Global Select Markets Fund

continued

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks. For additional information regarding these risks, see the “Glossary of Investment Risks.”

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Government Intervention and Extreme Volatility Risk. Governments and their agencies may take legislative or regulatory actions that affect the securities in which the Fund invests, the issuers of such securities or the Fund itself, in a manner which could limit or preclude the Fund’s ability to achieve its investment objective.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because, however, it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Manager Risk. The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks.

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Fund Summaries

Huntington Global Select Markets Fund

continued

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Non-Investment Grade Securities Risk. Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

For more information, please see “Principal Investment Strategies and Risks.”

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Fund Summaries

Huntington Global Select Markets Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q3 2011	16.86 (21.81	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	Since Class Inception*
Global Select Markets Fund — Trust Shares
Returns before taxes	10.82%	2.27%
Returns after taxes on distributions(1)	10.83%	2.13%
Returns after taxes on distributions and sales of Trust Shares(1)	7.20%	1.97%
Global Select Markets Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	5.15%	0.32%
Morgan Stanley Capital International (MSCI) Emerging Market Index (MSCI-EM) (reflects no deduction for fees, expenses or taxes)(2)	18.22%	4.97%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The MSCI-EM is a market capitalization-weighted equity index comprising 21 of the 48 countries in the MSCI universe. Each MSCI country index is created separately, then aggregated, without change, into MSCI indices. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

*	Since December 30, 2009.

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Fund Summaries

Huntington Global Select Markets Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul Attwood, Senior Vice President of the Advisor, has served as the Fund’s Portfolio Manager since December 30, 2009.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Global Select Markets Fund and applicable Share class (for example, Huntington Global Select Markets Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Growth Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.60%	0.60%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.60%	0.60%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses(1)	1.20%	1.45%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.20% and 1.45% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$122	$381	$660	$1,455
Class A Shares	$616	$912	$1,230	$2,128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund

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Fund Summaries

Huntington Growth Fund

continued

operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategy

The Advisor normally invests in common stock and other equity securities, such as preferred stock, of primarily domestic medium or large companies which it believes offer opportunities for growth.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses qualitative, quantitative and technical analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

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Fund Summaries

Huntington Growth Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q4 2008	16.06 (19.21	% )%

This table compares the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Growth Fund — Trust Shares
Returns before taxes	10.30%	(2.82)%	3.52%
Returns after taxes on distributions(1)	9.43%	(3.28)%	2.64%
Returns after taxes on distributions and sales of Trust Shares(1)	7.86%	(2.36)%	3.07%
Growth Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	4.79%	(4.01)%	2.78%
S&P 500 Growth Index (“S&P 500 GI”) (reflects no deduction for fees, expenses or taxes)(2)	14.60%	3.40%	7.10%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 500 GI is a market capitalization-weighted index comprised of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.

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Fund Summaries

Huntington Growth Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Herb Chen is primarily responsible for the day-to-day management of the Fund. Mr. Chen, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2010.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Growth Fund and applicable Share class (for example, Huntington Growth Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (“IRA”).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Income Equity Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.60%	0.60%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.59%	0.59%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.20%	1.45%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$122	$381	$660	$1,455
Class A Shares	$616	$912	$1,230	$2,128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

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Fund Summaries

Huntington Income Equity Fund

continued

Principal Investment Strategy

The Advisor invests primarily in domestic equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income- producing equity securities. The Advisor may invest in preferred stocks or corporate debt obligations convertible into common stock. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as “junk bonds”, (securities rated below BBB by Standard & Poor’s or Baa by Moody’s).

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Non-Investment Grade Securities Risk. Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

For more information, please see “Principal Investment Strategies and Risks.”

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Fund Summaries

Huntington Income Equity Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q4 2008	18.61 (20.13	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Income Equity Fund — Trust Shares
Returns before taxes	10.50%	(0.18)%	4.72%
Returns after taxes on distributions(1)	9.68%	(0.72)%	3.57%
Returns after taxes on distributions and sales of Trust Shares(1)	7.35%	(0.29)%	3.95%
Income Equity Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	5.06%	(1.39)%	3.96%
Standard & Poor’s 500 Value Index (“S&P 500 VI”) (reflects no deduction for fees, expenses or taxes)(2)	17.68%	(0.15)%	7.04%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 500 VI is a capitalization-weighted index comprised of the stocks in the S&P 500 having the lowest price to book ratios and consists of approximately half of the S&P 500 on a market capitalization basis. The S&P 500 multifactor methodology is used to score constituents, which are weighted according to market cap and classified as value. The index has a relatively low turnover. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.

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Fund Summaries

Huntington Income Equity Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Craig J. Hardy, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2003.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Income Equity Fund and applicable Share class (for example, Huntington Income Equity Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington International Equity Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	1.00%	1.00%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.58%	0.58%

Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	1.62%	1.87%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$165	$511	$881	$1,922
Class A Shares	$656	$1,035	$1,438	$2,561

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection generally offers the best potential for superior long-term investment returns. The

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Fund Summaries

Huntington International Equity Fund

continued

Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a “top-down” approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates and the overall growth in the company’s economic value.

The Fund will not invest more than 20% of its assets in companies located in emerging markets. In determining which markets are emerging markets, the Advisor will look at whether the market is large and liquid enough that trading is readily available, and that the management of the market itself has a history of meeting what the Advisor believes to be global norms of transparency.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

For more information, please see “Principal Investment Strategies and Risks.”

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Fund Summaries

Huntington International Equity Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q4 2008	22.90 (23.11	% )%

This table compares the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
International Equity Fund — Trust Shares
Returns before taxes	14.28%	(3.33)%	8.82%
Returns after taxes on distributions(1)	14.15%	(3.49)%	8.43%
Returns after taxes on distributions and sales of Trust Shares(1)	9.81%	(2.69)%	7.94%
International Equity Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	8.58%	(4.51)%	8.02%
Morgan Stanley Capital International (MSCI) — Europe Australasia Far East Index (MSCI-EAFE) (reflects no deduction for fees, expenses or taxes)(2)	17.32%	(3.69)%	8.21%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The MSCI-EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI-EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

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Fund Summaries

Huntington International Equity Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul W. Attwood, Senior Vice President of the Advisor, has served as the Fund’s Portfolio Manager since 2012.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington International Equity Fund and applicable Share class (for example, Huntington International Equity Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Mid Corp America Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.63%	0.63%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	1.38%	1.63%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$140	$437	$755	$1,657
Class A Shares	$633	$965	$1,319	$2,316

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

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Fund Summaries

Huntington Mid Corp America Fund

continued

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s MidCap 400 Index (“S&P 400”). As of May 31, 2012, the companies in the RMCI had a total market capitalization range of approximately $1.4 billion to $17.4 billion. As of April 10, 2013, the companies in the S&P 400 had a total market capitalization range of approximately $340 million to $15.4 billion.

In managing the Fund’s portfolio, the Advisor emphasizes mid cap companies with what it believes are above-average growth potential or with temporarily depressed prices. Evaluation techniques the Advisor typically uses in selecting individual securities include, but are not limited to, fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

For more information, please see “Principal Investment Strategies and Risks.”

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Fund Summaries

Huntington Mid Corp America Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q4 2008	16.79 (24.91	% )%

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Fund Summaries

Huntington Mid Corp America Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Mid Corp America Fund — Trust Shares
Returns before taxes	14.70%	2.67%	8.60%
Returns after taxes on distributions(1)	12.42%	1.77%	7.96%
Returns after taxes on distributions and sales of Trust Shares(1)	12.52%	2.22%	7.59%
Mid Corp America Fund — Class A Shares
(with 4.75% sales charge)
Returns before taxes	8.51%	1.34%	7.76%
Standard & Poor’s MidCap 400 Index (S&P 400) (reflects no deduction for fees, expenses or taxes)(2)	17.88%	5.15%	10.53%
Russell Midcap Index (RMCI) (reflects no deduction for fees, expenses or taxes)(3)	17.28%	3.57%	10.65%
Lipper Mid Cap Core Average (LMCC) (reflects no deduction for fees, expenses or taxes)(4)	15.59%	2.23%	8.89%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The S&P 400 is an unmanaged capitalization-weighted index comprised of common stocks representing all major industries in the mid-cap range of the U.S. stock market.
(3)	The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.
(4)	LMCC figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the mid-cap core category.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Christopher M. Rowane, Senior Vice President of the Advisor and B. Randolph (“Randy”) Bateman serve as Co-Portfolio Managers of the Fund. Mr. Rowane has served as Co-Portfolio Manager of the Fund since 2001. Mr. Bateman has served as Co-Portfolio Manager of the Fund since 2013.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Mid Corp America Fund and applicable Share class (for example, Huntington Mid Corp America Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional;

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Fund Summaries

Huntington Mid Corp America Fund

continued

or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Real Strategies Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return consisting of capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.60%	0.60%

Acquired Fund Fees and Expenses	0.05%	0.05%

Total Annual Fund Operating Expenses	1.40%	1.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$143	$443	$766	$1,680
Class A Shares	$635	$971	$1,329	$2,337

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

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Fund Summaries

Huntington Real Strategies Fund

continued

Principal Investment Strategy

The Fund normally pursues its objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities:

•	Real Estate Investment Trusts (“REITs”) that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;

•

Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and

•

Publicly traded partnerships and trusts, including exchange traded commodity funds (“ETCFs”) and master limited partnerships (“MLPs”), that (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;

•

Inflation-Protected Securities (“IPS”) issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. An issuer is “commodities-related” if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2) finding, extracting, transporting, refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses.

The Advisor bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Advisor cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments, or in any combination thereof. In addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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Fund Summaries

Huntington Real Strategies Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Agriculture Risk. Investments in agriculture-related companies are subject to the same risks as investments in agricultural commodities, such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Commodities-Related Investment Risk. Neither the Advisor nor the Fund anticipate being subject to registration or regulation by the Commodities Futures Trading Commission (“CFTC”) as a commodity pool, commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the Commodity Exchange Act (“CEA”) as a result of the Fund’s commodities-related investments. However, should the Advisor or the Fund be deemed to fall under these categories, then the Advisor would be subject to registration and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation as a commodity pool under the CEA. A Fund may incur additional expenses as a result of the registration and regulation obligations and certain investments may be limited or restricted.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Energy Risk. Investments in energy-related companies may fluctuate substantially in value over both short and long periods, based on changes in the prices and supplies of oil and other energy fuels.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds (“ETFs”) Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

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Fund Summaries

Huntington Real Strategies Fund

continued

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Inflation-Protected Securities (“IPS”) Risk. While IPS adjust positively in response to inflation, their value may under certain circumstances decline or underperform relative to other fixed-income securities. In addition, the tax and other characteristics of IPS held by the Fund could require the Fund to liquidate other portfolio securities at disadvantageous times in order to pay taxes, and could cause fluctuations in the Fund’s income distributions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Mineral and Mining Risk. The Fund’s investment in minerals and mining related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, which could lead to significant and rapid fluctuations in the value of mining related investments held by the Fund.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

For more information, please see “Principal Investment Strategies and Risks.”

▶

Fund Summaries

Huntington Real Strategies Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q4 2008	19.04 (35.61	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	Since Class Inception*
Real Strategies Fund — Trust Shares
Returns before taxes	5.20%	(6.21)%	(3.83)%
Returns after taxes on distributions(1)	4.95%	(6.36)%	(4.10)%
Returns after taxes on distributions and sales of Trust Shares(1)	3.62%	(5.19)%	(3.28)%
Real Strategies Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	(0.06)%	(7.35)%	(4.89)%
Standard & Poor’s GSCI® Index (S&P GSCI) (reflects no deduction for fees, expenses or taxes)(2)	0.08%	(8.12)%	(3.27)%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P GSCI® measures general price movements and inflation in the world economy. The Index is calculated primarily on a world production-weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets.

*	Since May 2, 2007.

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Fund Summaries

Huntington Real Strategies Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Peter Sorrentino, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since its inception in 2007.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Real Strategies Fund and applicable Share class (for example, Huntington Real Strategies Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Rotating Markets Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.68%	0.68%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	1.20%	1.45%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$122	$381	$660	$1,455
Class A Shares	$616	$912	$1,230	$2,128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

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Fund Summaries

Huntington Rotating Markets Fund

continued

Principal Investment Strategy

The Fund will normally pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 75% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another is more favorable given the projected market environment. The Fund will not provide notice to shareholders when the Advisor rotates among market segments.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index. As of May 31, 2012, the Russell 2000 Index had a total market capitalization range of approximately $101 million to $2.6 billion. As of March 28, 2013, the S&P 500’s average market capitalization of companies in the index was approximately $29.6 million and the median market capitalization was approximately $14.1 million. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500.

The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 50% and 80% of its assets.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Energy Risk. Investments in energy-related companies may fluctuate substantially in value over both short and long periods, based on changes in the prices and supplies of oil and other energy fuels.

▶

Fund Summaries

Huntington Rotating Markets Fund

continued

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

For more information, please see “Principal Investment Strategies and Risks.”

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Fund Summaries

Huntington Rotating Markets Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q4 2008	23.71 (25.63	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Rotating Markets Fund — Trust Shares
Returns before taxes	6.40%	(1.29)%	6.43%
Returns after taxes on distributions(1)	1.18%	(2.39)%	5.67%
Returns after taxes on distributions and sales of Trust Shares(1)	4.50%	(1.62)%	5.34%
Rotating Markets Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	1.04%	(2.49)%	5.64%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	16.00%	1.66%	7.10%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 500 is a capitalization-weighted index comprised of 500 stocks and is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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Fund Summaries

Huntington Rotating Markets Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul Koscik, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Rotating Markets Fund and applicable Share class (for example, Huntington Rotating Markets Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Situs Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.60%	0.60%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.36%	1.61%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$138	$431	$745	$1,635
Class A Shares	$631	$959	$1,309	$2,295

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

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Fund Summaries

Huntington Situs Fund

continued

Principal Investment Strategy

The Fund normally pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated by a Nationally Recognized Statistical Ratings Organization (“NRSRO”), will be investment-grade at the time of investment. If a security has not received a rating from an NRSRO, the Fund must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment-grade.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities. The Fund may also invest up to 20% of its assets in the equity securities of foreign issuers.

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

▶

Fund Summaries

Huntington Situs Fund

continued

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

For more information, please see “Principal Investment Strategies and Risks.”

▶

Fund Summaries

Huntington Situs Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q4 2008	22.55 (26.23	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Situs Fund — Trust Shares
Returns before taxes	24.11%	4.79%	11.80%
Returns after taxes on distributions(1)	23.50%	4.56%	11.32%
Returns after taxes on distributions and sales of Trust Shares(1)	16.46%	4.07%	10.48%
Situs Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	17.94%	3.51%	10.98%
Standard & Poor’s Small Cap 600 Index (S&P 600) (reflects no deduction for fees, expenses or taxes)(2)	16.32%	5.14%	10.45%
Standard & Poor’s MidCap 400 Index (S&P 400) (reflects no deduction for fees, expenses or taxes)(3)	17.88%	5.15%	10.53%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 600 is a capitalization-weighted index representing all major industries in the small-cap range of the U.S. stock market. generally represents all major industries in the small-cap range of the U.S. stock market.

(3)	The S&P 400 is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-range of the U.S. stock market.

▶

Fund Summaries

Huntington Situs Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph (“Randy”) Bateman, President and Chief Investment Officer of the Advisor, has served as Portfolio Manager of the Fund since 2002.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Situs Fund and applicable Share class (for example, Huntington Situs Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Fixed Income Securities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.56%	0.56%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	1.06%	1.31%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$108	$337	$585	$1,294
Class A Shares	$503	$775	$1,066	$1,895

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

▶

Fund Summaries

Huntington Fixed Income Securities Fund

continued

Principal Investment Strategy

The Advisor, under normal circumstances, invests at least 80% of assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, U.S. government-sponsored entities (“GSEs”), mortgage-backed securities and asset-backed securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. Within these parameters, the Advisor focuses on securities that offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise as quickly as the prices of other fixed income securities.

For more information, please see “Principal Investment Strategies and Risks.”

▶

Fund Summaries

Huntington Fixed Income Securities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q4 2008 Q2 2004	5.74 (2.83	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Fixed Income Securities Fund — Trust Shares
Returns before taxes	3.98%	5.33%	4.61%
Returns after taxes on distributions(1)	5.91%	4.06%	3.28%
Returns after taxes on distributions and sales of Trust Shares(1)	2.73%	3.86%	3.19%
Fixed Income Securities Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	(0.15)%	4.28%	3.96%
Barclays Government/Credit Bond Index (BGCBI) (reflects no deduction for fees, expenses or taxes)(2)	4.82%	6.06%	5.25%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The unmanaged BGCBI (formerly, the Lehman Brothers Government/Credit Bond Index) is comprised of all bonds that are investment grade Baa or higher by Moody’s or BBB or higher by Standard & Poors, if unrated by Moody’s. Issues must have at least one year to maturity.

▶

Fund Summaries

Huntington Fixed Income Securities Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, has served as the Fund’s Portfolio Manager since 2000.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Fixed Income Securities Fund and applicable Share class (for example, Huntington Fixed Income Securities Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Intermediate Government Income Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide investors with a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.59%	0.59%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	1.09%	1.34%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$111	$347	$601	$1,329
Class A Shares	$506	$784	$1,082	$1,927

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

Principal Investment Strategy

The Advisor normally invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will invest in investment-grade securities that allow it to maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of government sponsored enterprises (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

The Fund may invest in mortgage-related securities including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans.

The Fund will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks. For additional information regarding these risks, see the “Glossary of Investment Risks.”

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise as quickly as the prices of other fixed-income securities.

For more information, please see “Principal Investment Strategies and Risks.”

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q4 2008 Q2 2004	5.38 (2.49	% )%

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Intermediate Government Income Fund — Trust Shares
Returns before taxes	1.68%	4.20%	3.63%
Returns after taxes on distributions(1)	0.95%	3.48%	2.60%
Returns after taxes on distributions and sales of Trust Shares(1)	1.11%	3.32%	2.56%
Intermediate Government Income Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	(2.25)%	3.15%	2.98%
Barclays Intermediate Government/Credit Index (BIGC)
(reflects no deduction for fees, expenses or taxes)(2)	3.89%	5.18%	4.62%
Merrill Lynch U.S. Treasuries/Agencies 1-10 Year Index (MLTA 1-10) (reflects no deduction for fees, expenses or taxes)(3)	1.87%	4.57%	4.12%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged BIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
(3)	The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities. This index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty, Senior Vice President of the Advisor, has served as the Fund’s Portfolio Manager since 1999.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Intermediate Government Income Fund and applicable Share class (for example, Huntington Intermediate Government Income Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Mortgage Securities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.61%	0.61%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	1.11%	1.36%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$113	$353	$612	$1,352
Class A Shares	$508	$790	$1,092	$1,949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

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Fund Summaries

Huntington Mortgage Securities Fund

continued

Principal Investment Strategy

The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”) and Collateralized Mortgage Obligations (“CMOs”) (whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs). The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.

Because the Fund refers to “mortgage” in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Derivative Contracts and Hybrid Instruments Risks. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

▶

Fund Summaries

Huntington Mortgage Securities Fund

continued

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage -backed securities may not rise as quickly as the prices of other fixed-income securities.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

For more information, please see “Principal Investment Strategies and Risks.”

▶

Fund Summaries

Huntington Mortgage Securities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q1 2004 Q2 2004	3.64 (2.75	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Mortgage Securities Fund — Trust Shares
Returns before taxes	2.95%	4.15%	4.49%
Returns after taxes on distributions(1)	1.97%	3.21%	3.33%
Returns after taxes on distributions and sales of Trust Shares(1)	2.09%	3.11%	3.23%
Mortgage Securities Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	(1.14)%	3.09%	3.82%
Barclays Capital Mortgage Backed Securities Index (BMBSI) (reflects no deduction for fees, expenses or taxes)(2)	2.59%	5.67%	5.08%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The BMBSI is composed of all fixed securities mortgage pools by the Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.

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Fund Summaries

Huntington Mortgage Securities Fund

continued

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Doughty, Senior Vice President of the Advisor, has served as Co-Portfolio Manager of the Fund since 1999. Mr. Seasongood, Vice President of the Advisor, has served as Co-Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Mortgage Securities Fund and applicable Share class (for example, Huntington Mortgage Securities Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Ohio Tax-Free Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.69%	0.69%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	1.19%	1.44%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$121	$378	$654	$1,443
Class A Shares	$516	$813	$1,132	$2,035

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

Principal Investment Strategy

The Advisor invests the Fund’s assets in Ohio tax-exempt securities. Under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. The securities selected by the Advisor are: (i) rated investment-grade or better by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”); or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. The Fund’s anticipated duration will be between two and 10 years. In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

Because the Fund refers to Ohio tax-exempt securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Ohio tax-exempt securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Enhancement Risk. A security held by the Fund may be subject to “credit enhancement” (for example, a guarantee) provided by a third-party. If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

State Concentration Risk. Because the Fund primarily purchases municipal bonds from Ohio, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal issues in that state.

For more information, please see “Principal Investment Strategies and Risks.”

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q4 2010	3.85 (2.55	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Ohio Tax-Free Fund — Trust Shares
Returns before taxes	3.90%	4.00%	3.15%
Returns after taxes on distributions(1)	3.44%	3.87%	2.95%
Returns after taxes on distributions and sales of Trust Shares(1)	3.45%	3.74%	2.94%
Ohio Tax-Free Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	(0.22)%	2.96%	2.51%
Barclays 7-Year Municipal Bond Index (B7MB) (reflects no deduction for fees, expenses or taxes)(2)	4.20%	6.21%	5.03%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged B7MB comprises intermediate-term, investment-grade, tax-exempt bonds with maturities between six and eight years.

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kathy Stylarek, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Ohio Tax-Free Fund and applicable Share class (for example, Huntington Ohio Tax-Free Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund intends to distribute dividends exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes except for Ohio taxes to the extent derived from Ohio tax-exempt investments and eligible for tax-exempt treatment under Ohio law. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is not a suitable investment for retirement accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.50%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.56%	0.56%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	1.06%	1.31%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$108	$337	$585	$1,294
Class A Shares	$281	$559	$857	$1,705

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

continued

Principal Investment Strategy

The Advisor invests primarily in corporate debt and U.S. government securities. The Fund normally invests in short and intermediate term fixed income securities and will maintain a dollar-weighted average portfolio maturity of more than 2 but less than 5 years. The selection of corporate debt obligations is limited to those:

(i) rated in one of the top four categories by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not backed by the full faith and credit of the U.S. government.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

For more information, please see “Principal Investment Strategies and Risks.”

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q3 2008	3.31 (2.10	% )%

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Short/Intermediate Fixed Income Securities Fund — Trust Shares
Returns before taxes	1.79%	2.95%	2.78%
Returns after taxes on distributions(1)	1.35%	2.31%	1.92%
Returns after taxes on distributions and sales of Trust Shares(1)	1.16%	2.20%	1.90%
Short/Intermediate Fixed Income Securities Fund — Class A Shares* (with 1.50% sales charge)
Returns before taxes	(0.06)%	2.38%	2.37%
BofA/Merrill Lynch 1-5 Year Corporate/Government Credit Index (ML 1-5YGC) (reflects no deduction for fees, expenses or taxes)(2)	2.47%	3.85%	3.72%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

(2)	The unmanaged ML 1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years.
*	Prior to May 9, 2003 (the inception date for Class A Shares), performance for Class A Shares is based on the performance of Trust Shares, adjusted for the Class A Shares 12b-1 fees and sales charges.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 1999.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Short/Intermediate Fixed Income Securities Fund and applicable Share class (for example, Huntington Short/Intermediate Fixed Income Securities Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Balanced Allocation Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek current income and moderate appreciation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%

Distribution (12b-1) Fees	0.25%

Other Expenses (including shareholder services fee)	0.54%

Acquired Fund Fees and Expenses	1.24%

Total Annual Fund Operating Expenses	2.13%

Fee Waivers and/or Expense Reimbursements(1)	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.90%

(1)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund’s daily net assets through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$1,089	$1,545	$2,803

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Fund Summaries

Huntington Balanced Allocation Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 60% Equity and 40% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes, in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and each Underlying Fund, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all of their assets in a single asset class.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

▶

Fund Summaries

Huntington Balanced Allocation Fund

continued

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than prices of shorter-term securities.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

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Fund Summaries

Huntington Balanced Allocation Fund

continued

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise as quickly as the prices of other fixed-income securities.

Value Investing Risk. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

For more information, please see “Principal Investment Strategies and Risks.”

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q3 2011	8.13 (9.68	% )%

Returns above do not include sales load.

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Fund Summaries

Huntington Balanced Allocation Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table for the periods ended December 31, 2012)

	1 Year	Since Class Inception*
Balanced Allocation Fund — Class A Shares
(with 4.75% sales charge)
Returns before taxes	2.63%	5.68%
Returns after taxes on distributions(1)	0.65%	4.79%
Returns after taxes on distributions and sales of Shares(1)	3.34%	4.61%
Standard and Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	16.00%	13.76%
Balanced Allocation Indices Blend (BAIB) (reflects no deduction for fees, expenses or taxes)(3)	11.29%	10.85%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 500 is a capitalization-weighted index comprised of 500 stocks and designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

(3)

The BAIB is a custom blended index comprised of the following two indices with their noted respective weightings: Standard & Poor’s 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%). The Barclays U.S. Aggregate Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

*	Since July 31, 2009.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph (“Randy”) Bateman, President and Chief Investment Officer of the Advisor, has served as Portfolio Manager of the Fund since 2013.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50. For Class A Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Balanced Allocation Fund and applicable Share class (for example, Huntington Balanced Allocation Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive

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Fund Summaries

Huntington Balanced Allocation Fund

continued

redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Conservative Allocation Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek high current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%

Distribution (12b-1) Fees	0.25%

Other Expenses(1) (including shareholder services fee)	0.82%

Acquired Fund Fees and Expenses	1.12%

Total Annual Fund Operating Expenses	2.29%

Fee Waivers and/or Expense Reimbursements(2)	(0.39)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.90%

(1)	Other Expenses have been restated to reflect current fees.
(2)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund’s daily net assets through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$1,121	$1,608	$2,947

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Fund Summaries

Huntington Conservative Allocation Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 20% Equity and 80% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and each Underlying Fund, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all its assets in a single asset class.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

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Fund Summaries

Huntington Conservative Allocation Fund

continued

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than prices of shorter-term securities.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

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Fund Summaries

Huntington Conservative Allocation Fund

continued

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage -backed securities may not rise as quickly as the prices of other fixed-income securities.

Value Investing Risk. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

For more information, please see “Principal Investment Strategies and Risks.”

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q3 2011	4.08 (2.26	% )%

Returns above do not include sales load.

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Fund Summaries

Huntington Conservative Allocation Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	Since Class Inception*
Conservative Allocation Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	(0.49)%	3.42%
Returns after taxes on distributions(1)	(3.89)%	1.96%
Returns after taxes on distributions and sales of Shares(1)	2.78%	2.54%
Barclay’s U.S. Aggregate Bond Index (BUSAI) (reflects no deduction for fees, expenses or taxes)(2)	4.21%	6.31%
Conservative Allocation Indices Blend (CAIB) (reflects no deduction for fees, expenses or taxes)(3)	6.57%	7.75%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The BUSAI is composed of securities from the Barclay’s Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

(3)

The CAIB is a custom blended index comprised of the following two indices with their noted respective weightings: Barclays U.S. Aggregate Bond Index (80%) and S&P 500 Index (20%). The Barclays U.S. Aggregate Bond Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

*	Since July 31, 2009.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph (“Randy”) Bateman, President and Chief Investment Officer of the Advisor, has served as Portfolio Manager of the Fund since 2013.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50. For Class A Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Conservative Allocation Fund and applicable Share class (for example, Huntington Conservative Allocation Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive

▶

Fund Summaries

Huntington Conservative Allocation Fund

continued

redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Growth Allocation Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek capital appreciation, with current income as a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%

Distribution (12b-1) Fees	0.25%

Other Expenses (including shareholder services fee)	0.60%

Acquired Fund Fees and Expenses	1.28%

Total Annual Fund Operating Expenses	2.23%

Fee Waivers and/or Expense Reimbursements(1)	(0.33)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.90%

(1)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund’s daily net assets through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$1,109	$1,584	$2,893

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Fund Summaries

Huntington Growth Allocation Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 80% Equity and 20% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that Variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and each Underlying Fund, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all its assets in a single asset class.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

▶

Fund Summaries

Huntington Growth Allocation Fund

continued

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Value Investing Risk. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

For more information, please see “Principal Investment Strategies and Risks.”

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Fund Summaries

Huntington Growth Allocation Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q3 2011	10.23 (13.04	% )%

Returns above do not include sales load.

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Fund Summaries

Huntington Growth Allocation Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	Since Class Inception*
Growth Allocation Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	4.79%	6.60%
Returns after taxes on distributions(1)	2.26%	5.58%
Returns after taxes on distributions and sales of Shares(1)	5.62%	5.45%
Standard and Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	16.00%	13.76%
Growth Allocation Indices Blend (GAIB) (reflects no deduction for fees, expenses or taxes)(3)	13.65%	12.33%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 500 is a capitalization-weighted index comprised of 500 stocks and designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

(3)

The GAIB is a custom blended index comprised of the following two indices with their noted respective weightings: Standard & Poor’s 500 Index (80%) and the Barclays U.S. Aggregate Bond Index (20%). The Barclays U.S. Aggregate Bond Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

*	Since July 31, 2009.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph (“Randy”) Bateman, President and Chief Investment Officer of the Advisor, has served as Portfolio Manager of the Fund since 2013.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50. For Class A Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Growth Allocation Fund and applicable Share class (for example, Huntington Growth Allocation Fund Class A Shares) (Mail to: The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail to the Huntington Funds address above. You may receive

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Fund Summaries

Huntington Growth Allocation Fund

continued

redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Principal Investment Strategies and Risks

Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Huntington Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A portfolio manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

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Principal Investment Strategies and Risks

Huntington Tax-Free Money Market Fund

Investment Focus	Tax-free money market securities

Principal Investment Strategy	Invests in high-quality, short-term tax-free securities

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Tax-Free Money Market Fund by investing substantially all of the Fund’s assets in short-term tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax (“AMT”).

In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less and endeavors to diversify the portfolio’s holdings as much as possible. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

Tax-exempt securities are debt securities typically issued by states, counties, cities, and other political subdivisions and authorities and which pay interest that is exempt from Federal income tax.

Because the Fund refers to tax-exempt securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in tax-exempt securities.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

For more information about the Fund’s investment strategies, please see “Additional Investment Strategies.”

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Investors seeking income exempt from federal personal income tax

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be

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Principal Investment Strategies and Risks

Huntington Tax-Free Money Market Fund

continued

taken. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest its assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or

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Principal Investment Strategies and Risks

Huntington Tax-Free Money Market Fund

continued

market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Recoupment Risk. The Advisor has entered into an Agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund if necessary, to ensure that the Fund maintains a positive yield of at least 0.01%. Pursuant to this agreement, the Advisor is entitled to recoup from the Fund any waived and/or reimbursed amounts for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Principal Investment Strategies and Risks

Huntington Tax-Free Money Market Fund

continued

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield may be a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington Money Market Fund

Investment Focus	High-quality, short-term debt securities

Principal Investment Strategy	Maximize current income while preserving capital

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less, and endeavors to diversify the portfolio across market sectors. The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”), including GSE securities backed by the full faith and credit of the U.S. government and some GSE securities that are not backed by the full faith and credit of the U.S. government. GSE securities not backed by the full faith and credit of the U.S. government may include, but are not limited to, those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include, but are not limited to, those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be

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Principal Investment Strategies and Risks

Huntington Money Market Fund

continued

taken. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Recoupment Risk. The Advisor has entered into an Agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund if necessary, to ensure that the Fund maintains a positive yield of at least 0.01%. Pursuant to this agreement, the Advisor is entitled to recoup from the Fund any waived and/or reimbursed amounts for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Principal Investment Strategies and Risks

Huntington Money Market Fund

continued

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield may be a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington Ohio Municipal Money Market Fund

Investment Focus	Ohio tax-free money market securities

Principal Investment Strategy	Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

Because the Fund refers to Ohio tax-exempt securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Ohio tax-exempt securities.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

For more information about the Fund’s investment strategies, please see “Additional Investment Strategies.”

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be

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Principal Investment Strategies and Risks

Huntington Ohio Municipal Money Market Fund

continued

taken. In addition, your investment in the Fund may be subject to the following principal risks:

State Concentration Risk. By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.

Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest its assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

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Principal Investment Strategies and Risks

Huntington Ohio Municipal Money Market Fund

continued

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Recoupment Risk. The Advisor has entered into an Agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund if necessary, to ensure that the Fund maintains a positive yield of at least 0.01%. Pursuant to this agreement, the Advisor is entitled to recoup from the Fund any waived and/or reimbursed amounts for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Principal Investment Strategies and Risks

Huntington Ohio Municipal Money Market Fund

continued

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield may be a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington U.S. Treasury Money Market Fund

Investment Focus	U.S. Treasury obligations

Principal Investment Strategy	Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken. In addition, your investment in the Fund may be subject to the following principal risk:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Recoupment Risk. The Advisor has entered into an Agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund if necessary, to ensure that the Fund maintains a yield of at least 0.00%. Pursuant to this agreement, the Advisor is entitled to recoup from the Fund any waived and/or reimbursed amounts for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield may be a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington Disciplined Equity Fund

Investment Focus	Dividend-paying securities.

Principal Investment Strategy	To seek long term capital appreciation with lower volatility.

Share Price Volatility	Low

Investment Strategy	The portfolio manager will invest in the larger companies of each sector comprising the S&P 500 Index or the S&P 100 Index consistent with the sector weighting of the applicable index. Whether the Fund’s portfolio corresponds to the composition of the S&P 500 Index or the S&P 100 Index will depend upon the availability of put options on those Indices necessary to effectively hedge the Fund’s portfolio against potential market declines.

The Fund will purchase put options to hedge the Fund’s portfolio to the extent the value of the Fund’s common stock positions decline. Factors considered by the portfolio manager when purchasing put options on the applicable Index include cost and volatility. Generally, put options nearing expiration are less expensive than options with a longer duration.

The Fund also writes covered call options on common stocks maintained in its portfolio to generate income from the premiums paid by the purchaser of the option. Generally, the Fund will only write covered calls that are “out of the money” so as to reduce the potential that the purchaser will exercise the option and obligate the Fund to sell the underlying security held in its portfolio at the exercise price designated in the option contract. A call option is “out of the money” if the exercise price of the option is higher than the market price of the security on which the option is written.

The Advisor may in the future consider converting the Fund’s structure to an exchange-traded fund (“ETF”). Upon such conversion, the applicable investment strategies may be adjusted, as well as the fees and expense structure. Prior to any conversion, shareholders will receive appropriate notice, as required under applicable federal securities laws and regulations.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Fund may invest.

Common Stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Exchange-Traded Funds. The Fund may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or

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redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate risk, and may also expose the Fund to liquidity and leverage risks. Over the counter (“OTC”) contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in addition to the derivative contracts described under “Foreign Securities — Foreign Exchange and Forward Contracts”:

Futures and Related Options. A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The Fund will limit the aggregate value of its obligations under futures, options on futures, and options on securities to no more than 10% of the Fund’s total assets.

Call and Put Options. A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. Funds that are authorized to write or purchase put and call options must cover such options, and may buy existing option contracts to close their open positions.

The Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a

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security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Fund may maintain substantial exposure to equities and generally will not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Investment Style Risk. The risk that the particular type of investment in which the Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

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Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund than it would on a fund that did not focus on the sector, asset class or region.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Derivative Contracts Risk. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. The Fund’s investment in derivatives will come primarily through writing put and call options and purchasing put options on the Indices. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts may

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also involve other risks described in this prospectus or the Fund’s SAI, such as interest rate, credit, currency, liquidity and leverage risks.

Leverage Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, dollar rolls and reverse repurchase agreements and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment. To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Hedging Risk. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Dividend Capture Fund

Investment Focus	U.S. common stocks

Principal Investment Strategy	Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund normally invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor invests in common stock, preferred stock, and real estate investment trusts (“REITs”) which generally pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading the Fund will incur. As a result, these dividends, as well as dividends paid by REITs and certain foreign corporations, may not qualify for lower rates that apply to certain other “qualified investment income.”

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects.

Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

The Advisor typically begins to pare down a position when the stock has declared an ex- dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Investors seeking capital appreciation with the potential for higher current income than the average stock fund

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What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Fund may maintain substantial exposure to equities and generally will not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. The risk that a particular type of investment in which the Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in

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real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund than it would on a fund that did not focus on the sector, asset class or region.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings

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correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Global Select Markets Fund

Investment Focus	Equity and fixed income securities from selected developed and emerging markets.

Principal Investment Strategy	To seek total return

Share Price Volatility	High

Investment Strategy	The Fund’s investment objective is to seek total return. This objective may not be changed without shareholder approval.

The Fund normally pursues its investment objective by investing in equity and fixed income securities (including real estate investment trusts) in the United States and in developed and emerging markets throughout the world. The proportions of the Fund’s assets invested in each type of security (which, for each security type may, at any particular time, range from 0% to 100%) vary based on Huntington Asset Advisors, Inc.’s (the “Advisor”) interpretation of economic conditions and underlying securities values. The Advisor generally allocates the Fund’s investments across different countries and regions, and under normal market conditions, the Fund invests significantly (at least 40% — unless market conditions are not deemed favorable by the Advisor, in which case the Fund invests at least 30%) in securities of issuers based outside the United States. The Fund may invest in equity securities of issuers of any market capitalization.

The Advisor will employ continuous “top-down” macro economic analysis to identify those countries believed to have the best prospects for sustainable growth. A “bottom up” process will then identify securities expected to provide what the Advisor believes will be superior risk-adjusted returns in those countries. By investing in equities and fixed income securities in developed and emerging markets, the Fund seeks to moderate volatility compared to investing solely in emerging market equities. The Fund has no maturity restrictions on the fixed income securities in which it invests.

The Advisor may also use various techniques, such as buying and selling futures contracts and exchange traded funds (“ETFs”), to increase or decrease the Fund’s exposure to changing security prices, interest rates or other factors that affect security values. In addition, in limited circumstances the Advisor may, in order to help the Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies, enter into derivatives contracts in which a foreign currency is an underlying asset. In addition, the Fund may invest up to 20% of its assets in lower quality fixed income securities (also known as junk bonds) — for example, securities which at time of purchase are not rated in one of the four highest categories by a U.S. nationally rated statistical rating organization (or, if unrated, are not determined by the Advisor to be of a quality comparable to a security rated within the four highest rating categories).

Additional Investment Strategies

The Fund may invest its assets in securities of other investment companies (“Acquired Funds”), including ETFs and the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund’s shareholders indirectly bear the expenses of the Acquired Funds in which the Fund invests, and these expenses are reflected in the caption “Acquired Fund Fees and Expenses” contained in the Fees and Expenses Table in the Fund Summary. The Fund’s indirect expense reflected in the table is based upon the average allocation

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of the Fund’s investment in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds from their most recent shareholder reports (including any current waiver) for the fiscal year ended December 31, 2012. Actual Acquired Fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Investors seeking to maximize current income and preserve capital

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Government Intervention and Extreme Volatility Risk. Instability in the financial markets has led the United States government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation, centrally planned economies or, in certain instances, reversion to closed market.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on actual or perceived changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential

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Huntington Global Select Markets Fund

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than smaller companies and may be able to react less quickly to changes in the marketplace.

The Fund may maintain substantial exposure to equities and generally will not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss or theft of its assets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Hedging Risk. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it

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Principal Investment Strategies and Risks

Huntington Global Select Markets Fund

continued

may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Leverage Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s

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Principal Investment Strategies and Risks

Huntington Global Select Markets Fund

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officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Manager Risk. The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Non-Investment Grade Securities Risk. The securities in which the Fund may invest may be rated below investment grade. Such securities are known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Growth Fund

Investment Focus	Common stocks of medium to large companies

Principal Investment Strategy	Invests in companies offering above-average growth potential

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor normally invests in common stock and other equity securities, such as preferred stock, of primarily domestic medium or large companies which it believes offer opportunities for growth.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses qualitative, quantitative and technical analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

For more information about the Fund’s investment strategies, please see “Additional Investment Strategies.”

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company.

Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

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Principal Investment Strategies and Risks

Huntington Growth Fund

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The Fund may maintain substantial exposure to equities and generally will not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. The risk that the particular type of investment in which the Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing the Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

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Principal Investment Strategies and Risks

Huntington Growth Fund

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Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Income Equity Fund

Investment Focus	Common and preferred stocks

Principal Investment Strategy	Attempts to identify stocks that pay high dividends

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities. The Advisor invests primarily in domestic equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Advisor may invest in preferred stocks or corporate debt obligations convertible into common stock. As an additional income source, the Advisor also may invest in investment- grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as junk bonds (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market average.

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

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Principal Investment Strategies and Risks

Huntington Income Equity Fund

continued

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Principal Investment Strategies and Risks

Huntington Income Equity Fund

continued

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Non-Investment Grade Securities Risk. The securities in which the Fund may invest may be rated below investment grade. Such securities are known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington International Equity Fund

Investment Focus	Equity securities of companies based outside the United States

Principal Investment Strategy	Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund normally pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates what it believes to be the most attractively valued portion of this universe using such factors as a company’s price/earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price/earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor may consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings may also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In determining which markets are emerging markets, the Advisor will look at whether the market is large and liquid enough that trading is readily available, and that the management of the market itself has a history of meeting what the Advisor believes to be global norms of transparency. Additionally, in selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation

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Principal Investment Strategies and Risks

Huntington International Equity Fund

continued

rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential

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Principal Investment Strategies and Risks

Huntington International Equity Fund

continued

than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. The risk that the particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

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Principal Investment Strategies and Risks

Huntington International Equity Fund

continued

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Mid Corp America Fund

Investment Focus	Common stocks

Principal Investment Strategy	Attempts to identify companies with outstanding growth characteristics

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

To pursue this objective, the Fund normally invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s MidCap 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 27% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of May 31, 2012, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $8.1 billion and the median market capitalization was approximately $4.1 billion. As of May 31, 2012, the companies in RMCI had a total market capitalization range of approximately $1.4 billion to $17.4 billion. As of June 29, 2012, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.8 billion and the median market capitalization was approximately $2.5 billion. The companies in the S&P 400 had a total market capitalization range of approximately $380 million to $11.8 billion.

In managing the Fund’s portfolio, the Advisor emphasizes mid cap companies with what the Advisor believes are above-average growth potential or with temporarily depressed prices. Factors the Advisor typically considers in selecting individual securities include, but are not limited to, fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security. The Advisor will apply a “top down” strategy (analyzing the impact of economic trends before considering the performance of individual stocks), with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in

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attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities, as well as convertible bonds and preferred stocks, in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in

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interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable

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maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Real Strategies Fund

Investment Focus	Real estate investment trusts (“REITs”); publicly traded real estate or commodities partnerships; equity securities of real estate-related or commodities-related companies; and inflation-protected fixed income securities (“IPS”)

Principal Investment Strategy	Seeks to invest in real estate-related, commodities-related and inflation-protected investments based on global market and economic conditions

Share Price Volatility	High

Investment Strategy	The Fund’s investment objective is to seek total return consisting of capital appreciation and income. The Fund normally pursues this objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:

•	Real Estate Investment Trusts (“REITs”) that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;

•

Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and

•

Publicly traded partnerships and trusts, including exchange traded commodity funds (“ETCFs”) and master limited partnerships (“MLPs”), that (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;

•

Inflation-Protected Securities (“IPS”) issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form. For example, the Fund will treat iron ore deposits, extracted iron ore, iron, and steel manufactured from iron as commodities, but will not treat cars, airplanes, buildings or other finished goods constructed with steel as commodities.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. For example, a company that builds and manages commercial properties would be engaged in a real estate-related business, as would a company that manufactures equipment used primarily in building construction. An issuer is “commodities-related” if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2) finding, extracting, transporting,

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refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses. For example, a company that mines and processes ore would be engaged in a commodities-related business, as would a company that manufactures mining equipment. Companies that engage primarily in a combination of the foregoing businesses will also be treated as real estate-related or commodities-related.

The Advisor bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States. For example, when the Advisor believes there may be a favorable increase in demand for real estate in a particular market, the Fund may seek to invest in REITs and MLPs that hold real estate related investments in that market, and in other companies engaged in real estate-related businesses in that market. The Fund will generally sell such investments when the Advisor concludes that demand for real estate in the related market will probably decline. However, there is no assurance that a particular market will perform as expected or that the Advisor’s analysis will incorporate all relevant information.

The Advisor also will analyze the current and expected global supply and demand for commodities. When the Advisor believes that global market conditions favor higher prices for a commodity, the Fund may seek to hold equity securities issued by ETCFs and MLPs that invest in the commodity, either directly or through derivative contracts for the commodity or an index that includes the commodity. The Fund also may seek to invest in equity securities issued by other companies engaged in businesses related to the commodity. The Fund will generally sell such investments when the Advisor concludes that market conditions no longer favor higher prices for the commodity.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Advisor cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), as well as other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

The fixed income securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments, or in any combination thereof. In

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addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For more information about the Fund’s investment strategies, please see “Additional Investment Strategies.”

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Long-term investors seeking to reduce the effects of inflation on their investments or increase diversification with investments that historically are less correlated with U.S. stocks and bonds

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

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Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Agriculture Risk. The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund than it would on a fund that did not focus on the sector, asset class or region.

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Commodities-Related Investment Risk. Neither the Advisor nor the Fund anticipate being subject to registration or regulation by the Commodities Futures Trading Commission (“CFTC”) as a commodity pool, commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the Commodity Exchange Act (“CEA”) as a result of the Fund’s commodities-related investments. However, should the Advisor or the Fund be deemed to fall under these categories, then the Advisor would be subject to registration and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation as a commodity pool under the CEA. A Fund may incur additional expenses as a result of the registration and regulation obligations and certain investments may be limited or restricted.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Energy Risk. To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

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Huntington Real Strategies Fund

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Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, a fund that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fee Layering Risk. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

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Huntington Real Strategies Fund

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Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Inflation-Protected Securities Risk. While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risk. The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Rotating Markets Fund

Investment Focus	Common stocks and index-based securities

Principal Investment Strategy	Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek capital appreciation. The Fund will normally pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 75% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 75% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another is more favorable given the projected market environment. The Fund will not provide notice to shareholders when the Advisor rotates among market segments.

Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of May 31, 2012, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $1.1 billion and the median market capitalization was approximately $460 million. The companies in the Russell 2000 Index had a total market capitalization range of approximately $101 million to $2.6 billion.

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The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index (“RMCI”). As of May 31, 2012, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $8.1 billion and the median market capitalization was approximately $4.1 billion. The companies in the RMCI had a total market capitalization range of approximately $1.4 billion to $17.4 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of March 28, 2013, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $29.6 million and the median market capitalization was approximately $14.1 million.

The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 50% and 80% of its assets. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

For more information about the Fund’s investment strategies, please see “Additional Investment Strategies.”

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single Fund, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Energy Risk. To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, a fund that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading

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market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Fee Layering Risk. The Fund is an actively managed mutual fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Situs Fund

Investment Focus	Diversified portfolio of equity securities of domestic and foreign companies

Principal Investment Strategy	Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek long-term capital appreciation. The Fund normally pursues this objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated by a Nationally Recognized Statistical Ratings Organization (“NRSRO”), will be investment-grade at the time of investment. If a security has not received a rating from an NRSRO, the Fund must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment-grade.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities. The Fund may also invest up to 20% of its assets in the equity securities of foreign issuers, including American Depositary Receipts (“ADRs“), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth. Additionally, the Advisor emphasizes both growth and value in seeking companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor applies a “top down” strategy in stock selection (analyzing the impact of economic trends before considering the performance of

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individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to

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decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. The risk that the particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political

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actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk.

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Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Fixed Income Securities Fund

Investment Focus	U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy	Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, U.S. government-sponsored entities (“GSEs”), mortgage-backed securities and asset-backed securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to

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give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

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Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the

Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short-or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

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Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

Investment Focus	U.S. government obligations, mortgage backed securities

Principal Investment Strategy	Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility	Low to Moderate

Investment Strategy	The Fund’s investment objective is to seek to provide investors with a high level of current income.

The Advisor normally invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will invest in investment-grade securities that allow it to maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits and have been dependent upon the U.S. government for their continued operations since September 2008. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder

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redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

continued

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

continued

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

Investment Focus	Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

Principal Investment Strategy	Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar- weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund will actively trade its portfolio securities during the course of the year when it will enhance return or to manage duration of the Fund.

Because the Fund refers to “mortgage” in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

continued

Investor Profile	Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

continued

class, sector or region may have a greater effect on the Fund than it would on a fund that did not focus on the sector, asset class or region.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

continued

perceived to have an increased prepayment risk or is perceived to have less market demand.

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Ohio Tax-Free Fund

Investment Focus	Ohio municipal securities

Principal Investment Strategy	Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility	Low to Moderate

Investment Strategy	The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

The Advisor invests substantially all of the assets of the Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal ATM purposes. The securities selected by the Advisor are: (i) rated investment-grade or better by a Nationally Recognized Statistical Ratings Organization (“NRSRO”); or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

Because the Fund refers to Ohio tax-exempt securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Ohio tax-exempt securities.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

For more information about the Fund’s investment strategies, please see “Additional Investment Strategies.”

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Investor Profile	Ohio residents seeking income exempt from federal and state income taxes

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Principal Investment Strategies and Risks

Huntington Ohio Tax-Free Fund

continued

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

State Concentration Risk. By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Enhancement Risk. The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against

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Principal Investment Strategies and Risks

Huntington Ohio Tax-Free Fund

continued

losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider

(for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Short/Intermediate Fixed Income Securities Fund

Investment Focus	U.S. government obligations and investment-grade corporate debt securities

Principal Investment Strategy	Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income

Share Price Volatility	Low to Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve current income.

The Advisor invests primarily in corporate debt and U.S. government securities. The Fund normally invests in short and intermediate term fixed income securities and will maintain a dollar-weighted average portfolio maturity of more than 2 but less than 5 years. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by Nationally Recognized Statistical Ratings Organization (“NRSRO”) or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not backed by the full faith and credit of the U.S. government. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits and have been dependent upon the U.S. government for their continued operations since Sept. 2008. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies, please see “Additional Investment Strategies.”

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

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Principal Investment Strategies and Risks

Huntington Short/Intermediate Fixed Income Securities Fund

continued

Investor Profile	Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Asset Allocation Funds Overview

There are three “Asset Allocation Funds”: Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund. Each Asset Allocation Fund is a “fund of funds” that invests all of its assets in other Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (“Underlying Funds”), excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund; and Huntington VA Balanced Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA International Equity Fund, Huntington VA Mid Corp America Fund, Huntington VA Real Strategies Fund, Huntington VA Rotating Markets Fund, Huntington VA Situs Fund and Huntington VA Mortgage Securities Fund (the “Huntington VA Funds”).

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Asset Allocation Funds offer three distinct, comprehensive investment programs designed for differing investment orientations. Each Asset Allocation Fund has a target percentage allocation among three kinds of Underlying Funds: those that invest primarily in equity securities (“Underlying Equity Funds”), those that invest primarily in fixed-income securities (“Underlying Income Funds”) and those that invest primarily in money market securities (“Underlying Money Market Funds”). The goals, strategies and risks of each Underlying Fund are set forth elsewhere in this prospectus.

The Asset Allocation Funds offer Class A Shares. Each Asset Allocation Fund invests exclusively in Trust Shares of Underlying Funds, with the exception of Underlying Huntington Strategy Shares which offer exchange-traded funds and are also managed by the Advisor. Trust Shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. Huntington Strategy Shares are sold without any sales charge and, pursuant to a Distribution Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds of the Huntington Strategy Shares and the Fund’s Board of Trustees (“Board”) has not approved any payments under the plan. Trust Shares charge a 25 basis point shareholder servicing fee.

Each Asset Allocation Fund is monitored daily, and to maintain target allocations in the Underlying Funds, cash flow for each Asset Allocation Fund will be directed to its Underlying Funds that most deviate from the target. Quarterly, the Advisor may also rebalance each Fund’s investment allocation to maintain its target allocations. The Advisor may from time to time adjust the percentage of assets invested in any specific Underlying Fund held by an Asset Allocation Fund. Such adjustments may be made to increase or decrease an Asset Allocation Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust Fund quality or the duration of fixed-income securities. In adjustments, changes may be made to reflect changes in the investment market and economic environment.

The investment performance of each Asset Allocation Fund will reflect both the Advisor’s allocation decisions with respect to the Underlying Funds and its investment decisions made on behalf of the Underlying Funds.

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

Investment Focus	Other Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds.

Principal Investment Strategy	The Fund’s investment objective is to seek current income and moderate appreciation of capital. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, with an asset allocation target of 60% Equity, 40% Income, including 0-15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Share Price Volatility	Moderate

Investor Profile	Investors seeking additional diversification provided by a balanced portfolio of Underlying Funds, with exposure to both equity and fixed income sectors

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Allocation Risk. Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

Advisor’s Potential Conflict Risk. In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any

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given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds. The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in

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interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

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Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

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Huntington Balanced Allocation Fund

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Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Fee Layering Risk. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Class/Sector/Region Focus Risk. When a Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds than it would on a fund that did not focus on the sector, asset class or region.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries

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may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

For more information about risks, please see the “Glossary of Investment Risks”.

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Principal Investment Strategies and Risks

Huntington Conservative Allocation Fund

Investment Focus	Other Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds.

Principal Investment Strategy	The Fund’s investment objective is to seek current income. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, with an asset allocation target of 20% Equity, 80% Income, including 0-15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Share Price Volatility	Low to Moderate

Investor Profile	Investors seeking additional diversification provided by a conservative portfolio of Underlying Funds, with exposure to both fixed income and equity sectors

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Allocation Risk. Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

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Huntington Conservative Allocation Fund

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Advisor’s Potential Conflict Risk. In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds.

The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Huntington Conservative Allocation Fund

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Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference

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Principal Investment Strategies and Risks

Huntington Conservative Allocation Fund

continued

between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Fee Layering Risk. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Class/Sector/Region Focus Risk. When a Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds than it would on a fund that did not focus on the sector, asset class or region.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price

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Huntington Conservative Allocation Fund

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of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

For more information about risks, please see the “Glossary of Investment Risks”.

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Principal Investment Strategies and Risks

Huntington Growth Allocation Fund

Investment Focus	Other Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds.

Principal Investment Strategy	The Fund’s investment objective is to seek capital appreciation, with current income as a secondary goal. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, with an asset allocation target of 80% Equity, 20% Income, including 0-15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

For more detail regarding the securities in which the Fund may invest, please see the section entitled, “Securities in Which the Funds Invest” in the Funds’ SAI.

Share Price Volatility	Moderate to High

Investor Profile	Investors seeking additional diversification provided by a growth oriented portfolio of Underlying Funds, with exposure to both equity and fixed income sectors

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility Risk,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Allocation Risk. Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

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Huntington Growth Allocation Fund

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Advisor’s Potential Conflict Risk. In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds.

The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of

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Principal Investment Strategies and Risks

Huntington Growth Allocation Fund

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lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Fee Layering Risk. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed

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Principal Investment Strategies and Risks

Huntington Growth Allocation Fund

continued

income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

For more information about risks, please see the “Glossary of Investment Risks”.

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Principal Investment Strategies and Risks

Huntington Investment Strategy — All Asset Allocation Funds

To pursue its goal, each Asset Allocation Fund, which is a fund of funds, normally invests in Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds as follows:

Target Allocation Among Underlying Funds (%)

Fund	Investment Objective	Equity Funds	Income Funds	Money Market Funds
Balanced Allocation	Seeks current income and moderate appreciation of capital	60%	40%	0-15%
Conservative Allocation	Seeks high current income	20%	80%	0-15%
Growth Allocation	Seeks capital appreciation, with current income as a secondary goal	80%	20%	0-15%

Variations in the target percentage allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation, each Asset Allocation Fund may have an allocation range among Underlying Equity Funds and Underlying Income Funds as follows:

Fund	Equity/Income Underlying Funds Allocation
Balanced Allocation	70	%/30% to 50%/50%
Conservative Allocation	30	%/70% to 10%/90%
Growth Allocation	90	%/10% to 70%/30%

Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

Within the prescribed percentage allocations, the Advisor selects the percentage level to be maintained in specific Underlying Funds. The assets of each Asset Allocation Fund are rebalanced quarterly to maintain the selected percentage level. The Advisor may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease an Asset Allocation Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust the duration of fixed-income securities, or to reflect changes in the investment environment.

Each Asset Allocation Fund may invest in various Underlying Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

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Shareholder Information

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, an Asset Allocation Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Asset Allocation Fund might not achieve its investment goal.

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your investment professional can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you. It is important to note, however, that your investment professional may receive different compensation depending on which share class you purchase. Each investment professional has different policies and procedures relating to transacting in Fund Shares, so it is best if you contact your investment professional directly.

Choosing a Share Class

The Funds listed in this Prospectus offer two classes of Shares: Class A Shares and Trust Shares. Under a separate prospectus, the Trust offers Interfund Shares of the Money Market Fund.

To choose the share class that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. As shown below, a sales charge structure applies to Class A Shares. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charges.”)

The following are some of the main differences among Class A Shares and Trust Shares:

Class A Shares

•	Front-end sales charges (except Money Market Funds), as described below under “Sales Charges.”

•	Distribution (Rule 12b-1) fees of 0.25% of a Fund’s average daily net assets.

•	A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets (except for the Asset Allocation Funds).

Trust Shares

•	No sales charges.

•	No Distribution (Rule 12b-1) fees.

•	A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.

•

Available for purchase only to fiduciary, advisory and agency accounts of The Huntington National Bank correspondent banks and the Asset Allocation Funds, as well as participants in special programs that may be offered from time to time through financial intermediaries.

For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.

The Huntington Money Market Fund offers Interfund Shares, which have their own expense structures. Interfund Shares are available for purchase only by the Funds.

For purchases of $100,000 or more on the Short/Intermediate Fixed Income Securities Fund and $1 million or more on the Equity Funds, Asset Allocation Funds and all the other Income Funds, the sales charge for Class  A Shares is waived.

Distribution of the Funds

Unified Financial Securities, Inc. (“Distributor”), whose address is P.O. Box 6110, Indianapolis, IN 46206-6110, is the Distributor of the Funds offered by this Prospectus. The Distributor is a wholly-owned subsidiary of Huntington Bancshares, Incorporated (“HBI”).

In connection with the sale of Class A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays a portion of this charge (known as the

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Shareholder Information

“dealer reallowance”) to selling broker-dealers that are eligible to receive it. The Distributor retains any portion not paid to a broker-dealer. The Distributor is responsible for collecting applicable contingent deferred sales charges in connection with the redemption of Class A Shares. The Distributor will cause these charges to be paid to a designated agent, which may include the Advisor and its affiliates, and other investment professionals for advancing any sales commissions on the sale of Class A Shares. See the “Sales Charges” section for the Dealer Reallowance Schedule.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor, Advisor and their affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Shareholder Servicing Fees

The Funds may pay Shareholder Services Fees up to 0.25% of the average daily NAV of Class A Shares (except Asset Allocation Funds) and Trust Shares to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of Shares.

Distribution Plan (Rule 12b-1 Fees)

The Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) for the sale and distribution of these Shares. These fees may also be paid to the Distributor, the Advisor and/or their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment costs may be higher over time than other shares with different sales charges and marketing fees. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

For each of the Funds offered by this Prospectus, the maximum Rule 12b-1 fee is 0.25% of the applicable Fund’s Class A Shares average daily net assets.

Additional Payments To Financial Intermediaries

The Distributor, the Advisor and/or their affiliates may pay out of their own profits and reasonable resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or their employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Funds’ SAI contains additional information on the types of additional payments that may be paid.

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Shareholder Information

Sales Charges

Purchases of Class A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.

Equity Funds and Asset Allocation Funds

Amount of Transaction	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance
$0-$49,999	4.75%	4.99%	4.28%
$50,000-$99,999	3.75%	3.90%	3.38%
$100,000-$249,999	3.00%	3.09%	2.70%
$250,000-$499,999	2.50%	2.56%	2.25%
$500,000-$749,999	2.00%	2.04%	1.80%
$750,000-$999,999	1.25%	1.27%	1.13%
$1,000,000 and Over	0.00%*	0.00%*	0.00%

Income Funds (except Short/Intermediate Fixed Income Securities Fund)

Amount of Transaction	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance
$0-$49,999	3.75%	3.90%	3.38%
$50,000-$99,999	2.75%	2.83%	2.48%
$100,000-$249,999	2.00%	2.04%	1.80%
$250,000-$499,999	1.50%	1.52%	1.35%
$500,000-$749,999	1.00%	1.01%	0.90%
$750,000-$999,999	0.75%	0.76%	0.68%
$1,000,000 and Over	0.00%*	0.00%*	0.00%

Short/Intermediate Fixed Income Securities Fund

Amount of Transaction	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance
$0-$99,999	1.50%	1.52%	1.35%
$100,000 and Over	0.00%	0.00%	0.00%

*	A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 13 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Other Quantity Discounts, Reductions and Waivers

Other quantity discounts, reductions and waivers may also apply to purchases of Class A Shares. In order to verify your eligibility for these discounts, reductions and waivers, you may need to provide the Trust or your investment professional with certain information, including account statements and records that reflect any investments by you, your spouse, or your children under 21 in the Funds. If you or your investment professional think you qualify, please notify the Trust by calling (800) 253-0412. If the Distributor is notified of your eligibility, it will reduce or eliminate the sales charge, as applicable, once it confirms your qualification. If the Distributor is not notified, you will receive the discount or waivers only on subsequent purchases for which the Distributor is notified, and not retroactively on past purchases. The sales charges applicable to the Shares offered in this Prospectus, and the break point discounts offered with respect to such Shares, are described in full in this Prospectus. Because the Prospectus is available on the Huntington Funds’ website free of charge, Huntington does not disclose this information separately on the website.

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Shareholder Information

No sales charges will apply to purchases of Class A Shares made:

•

Through an investment professional that does not accept a sales commission from the Distributor. Financial intermediaries that do not accept sales commissions must enter into specific load waived Class A agreements in order to be eligible for Class A Shares at NAV.

•	Through the automatic reinvestment of dividends and capital gains distributions

•	By current and former/retired Trustees and officers of the Trust, their spouses and immediate family members

•

By current officers, directors and employees of HBI or its subsidiaries, their spouses and immediate family members and by current employees of other financial institutions with which HBI or its subsidiary has entered into definitive merger agreements (“Current Employees”)

•	By retired officers and employees of HBI or its subsidiaries and their spouses

•	By participants in certain financial services programs offered by HBI subsidiaries

•	By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor

•	By investors who have sold an equal or greater amount of Shares of an Equity, Income or Asset Allocation Fund within the last 60 days (not available more than once)

Reduced sales charges on Class A Shares (based on the quantity discounts noted above) will apply to purchases made through Huntington Investment Company, except for investments made through the Systematic Investment Plan:

•	By investors whose multiple investments over time in Class A Shares of any Equity, Income or Asset Allocation Fund have a total current market value subject to a quantity discount

•

By investors whose investments over time in Class A Shares of any Equity, Income or Asset Allocation Fund plus investments by their spouse and children under age 21 made over time in Class A Shares of any Equity, Income or Asset Allocation Fund at the same time, have a total current market value subject to a quantity discount

•

By investors who sign a letter of intent to invest at least $100,000 in the Short/Intermediate Fixed Income Securities Fund, or $50,000 in the Equity Funds, Asset Allocation Funds or other Income Funds within a 13-month period*

•	By investors whose investments in Class A Shares of multiple Equity, Income and/or Asset Allocation Funds at the same time have a total current market value subject to a quantity discount

•

By trustees or fiduciaries whose investments in Class A Shares of Equity, Income and/or Asset Allocation Funds on behalf of a single trust estate or fiduciary account have a total current market value subject to a quantity discount

Reduced sales charges on Class A Shares (based on the quantity discounts noted above) will also apply to purchases made through Huntington Investment Company, except for purchases made through the Systematic Investment Plan:

•

By investors whose multiple investments over time in Class A Shares of any Equity, Income or Asset Allocation Fund, and/or whose multiple investments over time in shares of any other mutual fund(s) (for example, non-Huntington Funds) which were subject to a sales load, have a total value** subject to a quantity discount as set forth in the tables above

•

By investors whose investments in Class A Shares of multiple Equity, Income, Asset Allocation Funds and/or other mutual fund(s) (for example, non-Huntington Funds) subject to a sales load, at the same time have a total value** subject to a quantity discount as set forth in the tables above

•

By trustees or fiduciaries whose investments in Class A Shares of Equity, Income, Asset Allocation Funds and/or other mutual fund(s) (for example, non-Huntington Funds) subject to a sales load, on behalf of a single trust estate or fiduciary account have a total value** subject to a quantity discount as set forth in the tables above.

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Shareholder Information

With respect to reduced sales charges which apply to aggregated purchases as noted above, purchases through multiple intermediaries or Individual Retirement Accounts (which do not include employer sponsored retirement plans) may be aggregated to achieve a sales charge discount or waiver.

*Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Class A Shares in any Equity, Income or Asset Allocation Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold up to 4.75% of the Shares in escrow. Reinvested dividends will not be included in calculating an investor’s fulfillment of his/her letter of intent.

The Shares held in escrow will be released to the investor’s account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

A Letter of Intent will not obligate the investor to purchase Class A Shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

**For purposes of the above, and where noted with **, holdings in Equity, Income and Asset Allocation Funds and holdings in other mutual fund(s) (for example, non-Huntington Funds) will be valued at current market value.

Pricing Shares

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received, subject to any applicable front-end sales charge or CDSCs. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares.

The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In computing NAV for the Funds (except the Asset Allocation Funds), current market value is used to value portfolio securities with respect to which market quotations are readily available. The NAV of the Asset Allocation Funds is computed based upon the share prices of the Underlying Funds in which the Asset Allocation Funds invest; and the prices of those shares are determined by the current market value of the portfolio securities held by the Underlying Funds.

Pursuant to Trustee-approved policies, the Funds rely on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Options contracts are generally valued at the closing price if it is between the bid and asked prices as reported on days when the contracts are traded. If no trades are reported the mean of the bid and the asked prices is used as the value.

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Shareholder Information

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s financial administrator may request that the Trust’s Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange (“NYSE”), which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Situs Fund, the Real Strategies Fund, and certain of the Asset Allocation Funds’ Underlying Funds may invest some of their assets in foreign securities, these Funds also may be affected, although to a lesser extent.

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Shareholder Information

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than the price assigned to a particular security one may obtain in a market transaction.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund as follows: at 10:00 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund; and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open. The Funds are closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing Shares” above. You may purchase Shares of all the Income Funds, Equity Funds and Asset Allocation Funds on any day the NYSE is open. In connection with the sale of a Fund’s Shares, the Distributor or its affiliates may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

Money Market Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by a Fund or its designated agent before 1:00 p.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund, if your order is received by the Fund or its designated agent before 10:00 a.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House (“ACH”) or Systematic Investment Program (“SIP”) will begin earning dividends when the payment is converted to federal funds (normally the next business day).

All Other Funds

Your purchase order for Class A Shares and Trust Shares is priced at the next NAV calculated after your order is received by the Fund or its designated agent, plus any applicable sales charge.

In order to purchase Fund Shares (other than the Money Market Funds) on a particular day, the Funds must receive payment in good federal funds within three (3) business days.

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Shareholder Information

Notes About Purchases

The Trust reserves the right to suspend the sale of Fund Shares temporarily and the right to refuse any order to purchase Fund Shares.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check does not clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Funds or their transfer agent in connection with the transaction.

The Funds may limit the amount of purchases and refuse to sell Shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds in U.S. dollars and drawn on a U.S. bank. The Funds and their servicing agent reserve the right to refuse any specific purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

State Escheatment Laws

Please note that your property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by State Escheatment Laws.

How to Buy Shares

1.	Minimum investment requirements

Class A Shares:

•	$1,000 for initial investments outside the SIP ($100 for Current Employees)

•	$50 for initial investments through the SIP ($25 for Current Employees)

•	$50 for subsequent investments outside or through the SIP

Trust Shares:

•	$1,000 for initial investments outside the SIP

•	$500 for subsequent investments outside the SIP

•	$50 for initial and subsequent investment through the SIP

2.	Call

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

3.	Make payment

•	By check payable to the applicable Fund and Share class (for example, Huntington Dividend Capture Fund — Class A Shares) to:

The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check.) OR

•

By Wire — You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) 253-0412 to obtain instructions on how to set up your account and to obtain an account number.

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Shareholder Information

OR

•	Through the SIP (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the SAI.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Systematic Investment Program (“SIP”)

You may invest on a regular basis in Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete an application, and invest at least $50 at periodic intervals ($25 for Current Employees). Minimum initial and subsequent investment requirements may be different for accounts with your investment professional.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Class A Shares of the Fund or Funds you specify. Purchases of Class A Shares and Trust Shares through the SIP will be assessed the applicable sales charge. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

Money Market Funds

On any business day when the Federal Reserve Bank and the NYSE are open, you may exchange Shares of any Fund for the same class of Shares of any other Fund offering such Shares and as discussed under “Pricing Shares.”

All Other Funds

On any business day when the NYSE is open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares. Additionally, The Huntington National Bank will be permitted to exchange Trust Shares of all other Funds for Class A Shares of the Asset Allocation Funds, without incurring a sales charge.

Additional Information

In order to exchange Shares of a Fund on a particular day, the Fund or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. (See “Frequent Trading Policies”)

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The SAI contains more information about exchanges.

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Shareholder Information

Exchanging Class A Shares

For Class A Shares, the Trust makes exchanges at NAV (determined after the order is considered received), plus any applicable sales charges.

Exchange Out Of	Exchange Into	Sales Charge
Any Money Market Fund	Any Money Market Fund	NO
Any Money Market Fund	Any Equity or Income Fund	YES—See “Sales Charges”
Any Equity, Asset Allocation or Income Fund	Any Money Market, Equity, Asset Allocation or Income Fund	NO

Exchanging Trust Shares

For Trust Shares, the Trust makes exchanges at NAV (determined after the order is considered received) without a sales charge.

In addition, The Huntington National Bank will be permitted to exchange Trust Shares of all funds for Class A Shares of its Asset Allocation Funds (Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund), without incurring a sales charge.

How to Exchange Shares

1.	Satisfy the minimum account balance requirements

•	You must maintain the required minimum account balance in the Fund out of which you are exchanging Shares.

2.	Call (You must have completed the appropriate section on your account application)

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

OR

Write

•	The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110

3.	Provide the required information

•	Name of the Fund from which you wish to make the exchange (exchange OUT OF)

•	Specify the share class

•	Your account number

•	The name and address on your account (account registrations must be identical)

•	The dollar amount or number of Shares to be exchanged

•	Name of the Fund into which you wish to make the exchange (exchange INTO) — (Make sure this Fund offers the applicable class of shares)

•	Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange.)

Redeeming Shares

Money Market Funds

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing Shares” above.

All Other Funds

You may redeem Shares of all other Funds on any business day when the NYSE is open.

How to Redeem Shares

1.	Call (You must have completed the appropriate section on your account application)

•	The Huntington Funds at (800) 253-0412

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Shareholder Information

•	Your Investment Professional

OR

Write

•	The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110

OR

Write a Check (Class A Shares of the Money Market Funds Only)

•	In an amount of at least $250 from your applicable Money Market Fund’s account (You may not use a check to close an account.) See “Checkwriting” below for more information.

2.	Provide the required information

•	The name of the Fund from which you wish to redeem Shares

•	Specify the share class

•	Your account number

•	The name and address on your account

•	Your bank’s wire transfer information (for wire transfers)

•	The dollar amount or number of Shares you wish to redeem

•	Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

In order to redeem Shares of the Income Funds, Equity Funds or Asset Allocation Funds on a particular day, the Fund or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For shareholders of Money Market Funds who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds, Equity Funds or Asset Allocation Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust or your investment professional, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Class A Shares using this program.

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Shareholder Information

Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Funds and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Checkwriting (Class A Shares of the Money Market Funds Only)

You may request checks to redeem your Fund Shares. Please request and complete an application for checkwriting. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (for example, by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV.

The Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.” The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange in excess of a certain amount into and out of the Funds within a period of 45 days. The Funds may also monitor trades into and out of the Funds over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds’ management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds’ ability to monitor and restrict frequent trading.

The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that

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Shareholder Information

limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these reductions may not be able to be applied uniformly in all cases.

The Advisor will provide to the Trustees, at least quarterly, a report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Because the Asset Allocation Funds invest exclusively in Shares of the Underlying Funds, the policy and procedures set forth herein relating to frequent trading restrictions will not apply to the Asset Allocation Funds’ purchases and sales of the Underlying Funds. The Asset Allocation Funds will impose the same frequent trading restrictions as the Underlying Funds at their shareholder level. In addition, allocation changes of each Asset Allocation Fund are monitored, and the managers of the Underlying Fund are required to determine that there is no material adverse impact on the Underlying Fund or its shareholders.

The intent of this exception is to allow the manager of each Asset Allocation Fund to accommodate cash flows that result from purchases and sales by shareholders of the Asset Allocation Funds, and to reallocate portfolio investments of the Asset Allocation Funds among various Underlying Funds in accordance with the investment objectives of the Asset Allocation Fund where the aggregate of such trades would otherwise exceed the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by an Asset Allocation Fund could adversely affect the management of an Underlying Fund’s portfolio and its performance.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning the Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of the Huntington Funds website at www.huntingtonfunds.com/newsite/funds/factsheets.php. This information is prepared as of the end of each quarter for each of the Funds, except for the Money Market Funds. The information is posted on the web site approximately 30 days after the end of the month or quarter, as applicable, and remains there until replaced by the information for the succeeding period. The portfolio composition information may include the following types of information, but is subject to change: identification of the Funds’ top 25 or full holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable. Portfolio holdings information for the Money Market Funds is filed with the SEC monthly on Form N-MFP, with portfolio holdings information becoming publicly available sixty days after the end of the month to which the specific monthly report relates.

In addition, the Funds’ Annual and Semi-Annual reports contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Funds’ Annual and Semi-Annual reports are also posted on the Funds’ website at www.huntingtonfunds.com.

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More About the Huntington Funds

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (“the Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington Bank, is the investment advisor to the Huntington Funds. As of December 31, 2012, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2012, Huntington Bank had assets of over $56 billion.

The Advisor has designated the following as Portfolio Managers for the Funds. Included is their business experience for the last five years.

Kirk Mentzer is primarily responsible for the day-to-day management of the Dividend Capture Fund. Mr. Mentzer has served as Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined Huntington Bank in 2000 as a Portfolio Manager. From 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Paul W. Attwood has served as Portfolio Manager for the Global Select Markets Fund since the Fund’s respective inception and as Portfolio Manager of the International Equity Fund since 2012. He joined Huntington in 2002 and is a Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood received his bachelor’s degree from the University of Cincinnati. He holds a Chartered Financial Analyst designation.

Herb Chen has served as Portfolio Manager for the Growth Fund since 2010. He is Senior Vice President of the Advisor. Mr. Chen joined The Huntington National Bank in 2009 as Region Manager in the Private Financial Group. He has been responsible for the investment management of financial assets for individuals and charitable foundations. Mr. Chen received his Bachelor’s degree in Finance and Management Information Systems from Carnegie Mellon University and received his M.B.A. from New York University Stern Business School.

Craig J. Hardy has served as a Portfolio Manager of the Income Equity Fund since 2003. He is Senior Vice President of the Advisor. Mr. Hardy joined Huntington Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy holds a Chartered Financial Analyst designation. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Peter Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception and the Disciplined Equity Fund since 2012. Mr. Sorrentino joined Huntington Bank in October of 2006 as a Senior Portfolio Manager and is Senior Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

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Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of Huntington Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

B. Randolph (“Randy”) Bateman and Christopher M. Rowane are jointly and primarily responsible for the day-to-day management of the Mid Corp America Fund.

B. Randolph (“Randy”) Bateman has served as Co-Portfolio Manager of the Mid Corp America Fund since 2013, as the Portfolio Manager of the Situs Fund since 2002 and as Portfolio Manager for each of the Asset Allocation Funds since 2013. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined Huntington Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree and M.B.A. from Gannon University.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the Mortgage Securities Fund’s cash flows.

Mr. Seasongood has served as a Co-Portfolio Manager of the Mortgage Securities Fund since 2001. He is Vice President of the Advisor. Mr. Seasongood joined Huntington Bank in 1995 as a Portfolio Manager and is Vice President. Mr. Seasongood holds a Chartered Financial Analyst designation. He received his Bachelor’s degree from Villanova University and his M.B.A. from Temple University.

Mr. Doughty has served as a Co-Portfolio Manager of the Mortgage Securities Fund, and Portfolio Manager of the Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Senior Vice President of the Advisor. Mr. Doughty joined Huntington Bank in 1961 and serves as Vice President. He is a member of Huntington Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Paul Koscik has served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined Huntington Bank in 1984 as a Portfolio Manager. He received his Bachelor’s Degree and J.D. from the University of Akron.

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More About the Huntington Funds

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Fees Paid To Advisor and Affiliates

The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting distribution and custodian services.

A discussion of the Trustees’ review of the investment advisory agreements with the Trust is available in the Funds’ Annual Report for the period ended December 31, 2012.

Advisory Services

The Trust pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) for its services as investment advisor as set forth in the chart below and the paragraphs that immediately follow:

Fund	Tiered	Annual Rate
Growth Fund	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%

Income Equity Fund	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%

Fixed Income Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Short/Intermediate Fixed Income Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Money Market Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Ohio Municipal Money Market Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Ohio Tax-Free Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Mortgage Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Tax-Free Money Market Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Intermediate Government Income Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

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More About the Huntington Funds

Fund	Tiered	Annual Rate
Dividend Capture Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Global Select Markets Fund	Up to $500 million	1.00%
	On the next $500 million to $1 billion	0.95%
	On excess of $1 billion	0.90%

International Equity Fund	Up to $500 million	1.00%
	On the next $500 million to $1 billion	0.95%
	On excess of $1 billion	0.90%

Mid Corp America Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Real Strategies Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Rotating Markets Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Situs Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Disciplined Equity Fund	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%

The U.S. Treasury Money Market Fund pays the Advisor management fees of 0.20% of its ADNA. The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the U.S. Treasury Money Market Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.25% and 0.50% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund (“Money Market Funds”) are subject to a fee waiver and expense reimbursement agreement with the Advisor whereby the Advisor has agreed to waive fees or reimburse expenses in amounts necessary to maintain a minimum yield of 0.01% (0.00% for the U.S. Treasury Money Market Fund) and in which the Money Market Funds have agreed to repay amounts that were waived or reimbursed by the Advisor for a period up to three years after such waiver or reimbursement was made to the extent that such repayments would not cause the yield of a class to decrease below 0.01% (0.00% for the U.S. Treasury Money Market Fund).

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The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Disciplined Equity Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.20% and 1.45% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Dividend Capture Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Global Select Markets Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% and 2.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Growth Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.20% and 1.45% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Each Asset Allocation Fund pays the Advisor management fees of 0.10% of its ADNA. The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of each Asset Allocation Fund to the extent necessary in order to limit each Asset Allocation Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of each Asset Allocation Fund’s daily net assets through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of each Asset Allocation Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

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Administration Services

Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Incorporated, provides administration, financial administration and accounting services at the following annual rate on a tiered basis:

Fee Rate	Average Daily Net Assets of the Trust
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There is no minimum annual fee per Fund or class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Custody Services

The Huntington National Bank currently serves as custodian for the Funds. For its custody services, the Huntington National Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in each Fund (except the Asset Allocation Funds) as of the last day of each month, plus out of pocket expenses. For the Asset Allocation Funds, The Huntington National Bank receives an annual maximum fee of 0.01% calculated on the assets in the Asset Allocation Funds as of the last day of each month, plus out of pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the Global Select Markets Fund, the Situs Fund, the Real Strategies Fund, and the International Equity Fund as of the last day of each month.

Brown Brothers Harriman & Co. serves as sub-custodian for the non-domestic assets of the Global Select Markets Fund, the Real Strategies Fund, the Situs Fund, and the International Equity Fund.

Transfer Agency Services

HASI is transfer and dividend disbursing agent for the Funds.

For its services, HASI is entitled to receive a yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio and/or share class. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Dividends and Distributions

The following Funds declare dividends and have ex-dates on investment income daily and pay monthly: Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Fixed Income Securities Fund, Intermediate Government Income Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund.

Each of the other Funds offered by this Prospectus declare, have ex-dates and pay dividends on investment income, if any, according to the following schedule:

Disciplined Equity Fund	Annually
Dividend Capture Fund	Monthly
Global Select Markets Fund	Annually
Growth Fund	Quarterly
Income Equity Fund	Monthly
International Equity Fund	Annually
Mid Corp America Fund	Annually
Real Strategies Fund	Annually
Rotating Markets Fund	Annually
Situs Fund	Annually
Mortgage Securities Fund	Monthly
Balanced Allocation Fund	Quarterly
Conservative Allocation Fund	Monthly
Growth Allocation Fund	Annually

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The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s Shares for shares of another Fund will be treated as a sale of the Fund’s Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Funds as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Generally, dividends paid by REITs do not qualify for the lower tax rates that apply to certain other “qualified investment income.” Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the Internal Revenue Service. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

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Tax-Exempt Funds

It is anticipated that distributions for Tax-Free Money Market Fund, Ohio Municipal Money Market Fund and Ohio Tax-Free Fund will be comprised primarily of dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. For any portion of each Fund’s distributions not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

Financial Information

Financial Highlights

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the past five fiscal years, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

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Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions		Distributions from return of capital	Total distributions
HUNTINGTON TAX FREE MONEY MARKET FUND
Trust Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
Class A Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
HUNTINGTON MONEY MARKET FUND
Trust Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
Class A Shares
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		—	(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
InterFund Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2)	Amount is less than $0.005.

(3)

For the period January 1, 2012 to November 28, 2012. All the assets of the Interfund Shares were redeemed on November 28, 2012. As of December 31, 2012, the Interfund Shares are available for purchase by the Funds; however the balance remains zero.

(4)	Not annualized.

(5)	Computed on an annualized basis.

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Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, at end of period (000 omitted)

$1.00	1.86%		0.88%		1.75%		0.88%		$144,861
$1.00	0.10%		0.78%		0.12%		0.89%		$76,805
$1.00	0.01%		0.44%		0.01%		0.89%		$66,919
$1.00	0.01%		0.30%		0.01%		0.92%		$73,147
$1.00	0.01%		0.22%		0.01%		0.93%		$57,317

$1.00	1.61%		1.13%		1.48%		1.13%		$38,466
$1.00	0.03%		0.87%		0.03%		1.15%		$21,709
$1.00	0.01%		0.45%		0.01%		1.16%		$15,539
$1.00	0.01%		0.30%		0.01%		1.17%		$18,882
$1.00	0.01%		0.22%		0.01%		1.18%		$16,765

$1.00	1.59%		0.80%		1.53%		0.80%		$779,158
$1.00	0.01%		0.45%		0.02%		0.87%		$260,720
$1.00	0.01%		0.31%		0.01%		0.88%		$214,981
$1.00	0.01%		0.24%		0.01%		0.84%		$262,067
$1.00	0.01%		0.23%		0.01%		0.86%		$240,924

$1.00	1.34%		1.04%		1.48%		1.04%		$299,329
$1.00	0.01%		0.42%		0.01%		1.12%		$135,260
$1.00	0.01%		0.32%		0.01%		1.13%		$134,974
$1.00	0.01%		0.24%		0.01%		1.09%		$97,936
$1.00	0.01%		0.23%		0.01%		1.11%		$105,688

$1.00	1.85%		0.55%		1.91%		0.55%		$36,102
$1.00	0.03%		0.37%		0.03%		0.63%		$62,376
$1.00	0.01%		0.31%		0.01%		0.63%		$45,724
$1.00	0.01%		0.24%		0.01%		0.59%		$73,921
$1.00	0.01	%(4)	0.23	%(5)	0.01	%(5)	0.61	%(5)	$—

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Financial Highlights

Money Market Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions		Distributions from return of capital	Total distributions
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Trust Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
Class A Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Trust Shares
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		—	(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
Class A Shares
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		—	(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—		—		—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2)	Amount is less than $0.005.

(3)	Rounds to less than 0.005%.

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Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, at end of period (000 omitted)

$1.00	1.81%	0.83%	1.73%		0.83%	$312,467
$1.00	0.12%	0.78%	0.14%		0.89%	$142,956
$1.00	0.01%	0.42%	0.01%		0.88%	$81,023
$1.00	0.01%	0.28%	0.01%		0.84%	$61,212
$1.00	0.01%	0.20%	0.01%		0.88%	$58,279

$1.00	1.56%	1.08%	1.54%		1.08%	$106,617
$1.00	0.02%	0.82%	0.02%		1.14%	$112,048
$1.00	0.01%	0.41%	0.01%		1.12%	$117,109
$1.00	0.01%	0.28%	0.01%		1.09%	$83,858
$1.00	0.01%	0.20%	0.01%		1.13%	$73,528

$1.00	0.93%	0.69%	0.93%		0.76%	$583,050
$1.00	0.01%	0.20%	0.01%		0.79%	$261,263
$1.00	0.01%	0.15%	0.01%		0.76%	$312,870
$1.00	0.01%	0.07%	0.01%		0.74%	$251,704
$1.00	0.01%	0.09%	0.01%		0.74%	$737,310

$1.00	0.74%	0.83%	0.67%		0.98%	$126,485
$1.00	0.01%	0.20%	0.01%		1.03%	$54,935
$1.00	0.01%	0.15%	0.01%		1.01%	$74,845
$1.00	0.01%	0.07%	0.01%		0.99%	$83,204
$1.00	—%	0.09%	—	%(3)	0.99%	$108,885

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Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON DISCIPLINED EQUITY FUND
Trust Shares
2011(4)	$10.00	0.04		(0.19)	(0.15)	(0.04)	—	—	(0.04)
2012	$9.81	0.10		(0.01)	0.09	(0.10)	—	—	(0.10)
Class A Shares
2011(4)	$10.00	0.02		(0.19)	(0.17)	(0.04)	—	—	(0.04)
2012	$9.79	0.08		(0.02)	0.06	(0.07)	—	—	(0.07)
HUNTINGTON DIVIDEND CAPTURE FUND
Trust Shares
2008	$9.89	0.40		(3.18)	(2.78)	(0.39)	(0.12)	(0.03)	(0.54)
2009	$6.57	0.29		1.31	1.60	(0.29)	—	(0.02)	(0.31)
2010	$7.86	0.25		0.83	1.08	(0.25)	—	—	(0.25)
2011	$8.69	0.30		0.22	0.52	(0.30)	—	—	(0.30)
2012	$8.91	0.33		0.63	0.96	(0.38)	—	—	(0.38)
Class A Shares
2008	$9.89	0.38		(3.18)	(2.80)	(0.37)	(0.12)	(0.03)	(0.52)
2009	$6.57	0.27		1.31	1.58	(0.27)	—	(0.02)	(0.29)
2010	$7.86	0.23		0.83	1.06	(0.23)	—	—	(0.23)
2011	$8.69	0.28		0.21	0.49	(0.28)	—	—	(0.28)
2012	$8.90	0.30		0.65	0.95	(0.36)	—	—	(0.36)
HUNTINGTON GLOBAL SELECT MARKETS FUND
Trust Shares
2009(7)	$10.00	—	(8)	— (8)	— (8)	—	—	—	—
2010	$10.00	0.03		1.55	1.58	(0.11)	—	(0.01)	(0.12)
2011	$11.46	0.08		(1.99)	(1.91)	(0.05)	(0.14)	—	(0.19)
2012	$9.36	0.04		0.97	1.01	(0.04)	—	—	(0.04)
Class A Shares
2009(7)	$10.00	—	(8)	— (8)	— (8)	—	—	—	—
2010	$10.00	0.01		1.53	1.54	(0.09)	—	(0.02)	(0.11)
2011	$11.43	0.04		(1.97)	(1.93)	— (8)	(0.14)	—	(0.14)
2012	$9.36	0.01		0.97	0.98	(0.02)	—	—	(0.02)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among classes of shares.

(4)	Reflects operations for the period from August 1, 2011 (commencement of operations) to December 31, 2011.

(5)	Not Annualized.

(6)	Computed on an annualized basis.

(7)	Reflects operations for the period from December 30, 2009 (commencement of operations) to December 31, 2009.

(8)	Amount is less than $0.005.

(9)	Ratios include recoupment of fees waived in prior periods.

▶

More About the Huntington Funds

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(3)

$9.81	(1.50	)%(5)	1.20	%(6)	0.98	%(6)	1.33	%(6)	$65,294	3	%(5)
$9.80	0.91%		1.20%		1.07%		1.23%		$86,382	9%

$9.79	(1.73	)%(5)	1.45	%(6)	0.72	%(6)	1.58	%(6)	$5,661	3	%(5)
$9.78	0.67%		1.45%		0.82%		1.48%		$7,605	9%

$6.57	(29.26)%		1.31%		4.56%		1.31%		$60,162	66%
$7.86	25.24%		1.41%		4.37%		1.41%		$74,593	99%
$8.69	13.99%		1.40%		3.05%		1.40%		$100,622	115%
$8.91	6.03%		1.36%		3.40%		1.36%		$117,798	143%
$9.49	10.87%		1.21%		3.55%		1.36%		$145,946	109%

$6.57	(29.41)%		1.56%		4.18%		1.56%		$5,094	66%
$7.86	24.93%		1.66%		4.10%		1.66%		$5,473	99%
$8.69	13.72%		1.64%		2.82%		1.64%		$17,784	115%
$8.90	5.65%		1.61%		3.19%		1.61%		$26,843	143%
$9.49	10.72%		1.46%		3.37%		1.61%		$46,343	109%

$10.00	—	%(5)	1.83	%(6)	(1.46	)%(6)	1.83	%(6)	$1	—	%(5)
$11.46	15.85%		1.90%		0.40%		2.19%		$41,116	45%
$9.36	(16.67)%		1.79%		0.71%		1.79%		$38,871	110%
$10.33	10.82%		1.90	%(8)	0.40%		1.90	%(8)	$38,696	97%

$10.00	—	%(5)	2.19	%(6)	(2.92	)%(6)	2.19	%(6)	$1	—	%(5)
$11.43	15.38%		2.16%		0.20%		2.44%		$860	45%
$9.36	(16.80)%		2.04%		0.48%		2.04%		$541	110%
$10.32	10.43%		2.15	%(8)	0.09%		2.15	%(8)	$416	97%

More About the Huntington Funds

Financial Highlights

Equity Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON GROWTH FUND
Trust Shares
2008	$35.01	0.05	(12.12)	(12.07)	(0.04)	(3.19)	—	(3.23)
2009	$19.71	0.01	3.45	3.46	— (4)	—	—	— (4)
2010	$23.17	0.01	2.36	2.37	— (4)	—	—	— (4)
2011	$25.54	0.05	(0.72)	(0.67)	—	(0.09)	—	(0.09)
2012	$24.78	0.20	2.35	2.55	(0.21)	(1.22)	—	(1.43)
Class A Shares
2008	$34.31	(0.03)	(11.83)	(11.86)	— (4)	(3.19)	—	(3.19)
2009	$19.26	(0.04)	3.37	3.33	—	—	—	—
2010	$22.59	(0.03)	2.27	2.24	— (4)	—	—	— (4)
2011	$24.83	(0.01)	(0.70)	(0.71)	—	(0.09)	—	(0.09)
2012	$24.03	0.14	2.27	2.41	(0.15)	(1.22)	—	(1.37)
HUNTINGTON INCOME EQUITY FUND
Trust Shares
2008	$26.46	0.55	(10.54)	(9.99)	(0.54)	(0.11)	(0.03)	(0.68)
2009	$15.79	0.47	2.87	3.34	(0.47)	—	(0.01)	(0.48)
2010	$18.65	0.49	1.62	2.11	(0.48)	—	—	(0.48)
2011	$20.28	0.70	0.69	1.39	(0.72)	—	—	(0.72)
2012	$20.95	0.81	1.37	2.18	(0.79)	—	—	(0.79)
Class A Shares
2008	$26.46	0.51	(10.54)	(10.03)	(0.49)	(0.11)	(0.03)	(0.63)
2009	$15.80	0.44	2.86	3.30	(0.43)	—	(0.01)	(0.44)
2010	$18.66	0.44	1.62	2.06	(0.43)	—	—	(0.43)
2011	$20.29	0.65	0.68	1.33	(0.67)	—	—	(0.67)
2012	$20.95	0.76	1.37	2.13	(0.73)	—	—	(0.73)
HUNTINGTON INTERNATIONAL EQUITY FUND
Trust Shares
2008	$15.01	0.17	(6.36)	(6.19)	(0.13)	(0.47)	—	(0.60)
2009	$8.22	0.17	2.52	2.69	(0.10)	(0.02)	—	(0.12)
2010	$10.79	0.13	0.70	0.83	(0.09)	—	—	(0.09)
2011	$11.53	0.15	(1.47)	(1.32)	(0.12)	—	—	(0.12)
2012	$10.09	0.14	1.30	1.44	(0.19)	—	— (4)	(0.19)
Class A Shares
2008	$14.90	0.13	(6.29)	(6.16)	(0.11)	(0.47)	—	(0.58)
2009	$8.16	0.13	2.51	2.64	(0.06)	(0.02)	—	(0.08)
2010	$10.72	0.08	0.73	0.81	(0.08)	—	—	(0.08)
2011	$11.45	0.13	(1.47)	(1.34)	(0.09)	—	—	(0.09)
2012	$10.02	0.12	1.28	1.40	(0.16)	—	— (4)	(0.16)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(4)	Amount is less than $0.005.

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More About the Huntington Funds

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(3)

$19.71	(37.76)%	1.15%	0.15%	1.15%	$129,745	83%
$23.17	17.58%	1.20%	0.03%	1.20%	$140,206	120%
$25.54	10.23%	1.23%	0.04%	1.23%	$123,809	292%
$24.78	(2.61)%	1.19%	0.21%	1.19%	$120,019	137%
$25.90	10.30%	1.20%	0.75%	1.20%	$127,545	136%

$19.26	(37.92)%	1.40%	(0.11)%	1.40%	$5,436	83%
$22.59	17.29%	1.45%	(0.22)%	1.45%	$6,096	120%
$24.83	9.92%	1.47%	(0.15)%	1.47%	$8,532	292%
$24.03	(2.84)%	1.44%	(0.03)%	1.44%	$7,652	137%
$25.07	10.02%	1.45%	0.50%	1.45%	$7,631	136%

$15.79	(38.35)%	1.16%	2.60%	1.16%	$89,815	88%
$18.65	21.92%	1.22%	3.05%	1.22%	$104,433	90%
$20.28	11.59%	1.22%	2.59%	1.22%	$101,076	89%
$20.95	6.92%	1.19%	3.36%	1.19%	$114,048	197%
$22.34	10.50%	1.19%	3.69%	1.19%	$131,708	203%

$15.80	(38.47)%	1.41%	2.34%	1.41%	$3,214	88%
$18.66	21.60%	1.47%	2.83%	1.47%	$3,271	90%
$20.29	11.31%	1.47%	2.39%	1.47%	$5,935	89%
$20.95	6.60%	1.44%	3.08%	1.44%	$5,464	197%
$22.35	10.27%	1.44%	3.44%	1.44%	$6,016	203%

$8.22	(41.73)%	1.57%	1.37%	1.57%	$191,163	21%
$10.79	32.84%	1.59%	1.68%	1.59%	$322,427	26%
$11.53	7.72%	1.59%	1.14%	1.59%	$296,797	41%
$10.09	(11.40)%	1.56%	1.28%	1.56%	$255,832	39%
$11.34	14.28%	1.58%	1.32%	1.58%	$285,361	25%

$8.16	(41.88)%	1.82%	1.13%	1.82%	$6,929	21%
$10.72	32.45%	1.84%	1.28%	1.84%	$7,547	26%
$11.45	7.54%	1.84%	0.86%	1.84%	$10,631	41%
$10.02	(11.67)%	1.81%	1.03%	1.81%	$8,192	39%
$11.26	14.00%	1.83%	1.06%	1.83%	$9,105	25%

More About the Huntington Funds

Financial Highlights

Equity Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON MID CORP AMERICA FUND
Trust Shares
2008	$16.31	0.02	(5.98)	(5.96)	(0.01)	(0.41)	—	(0.42)
2009	$9.93	0.04	3.20	3.24	(0.04)	—	—	(0.04)
2010	$13.13	0.01	3.00	3.01	(0.01)	(0.50)	—	(0.51)
2011	$15.63	0.01	(0.43)	(0.42)	(0.01)	(1.44)	—	(1.45)
2012	$13.76	0.05	1. 95	2.00	(0.02)	(2.04)	—	(2.06)
Class A Shares
2008	$16.00	(0.02)	(5.84)	(5.86)	—	(0.41)	—	(0.41)
2009	$9.73	0.01	3.12	3.13	(0.01)	—	—	(0.01)
2010	$12.85	(0.01)	2.91	2.90	—	(0.50)	—	(0.50)
2011	$15.25	(0.03)	(0.41)	(0.44)	—	(1.44)	—	(1.44)
2012	$13.37	0.01	1.83	1.84	—	(2.04)	—	(2.04)
HUNTINGTON REAL STRATEGIES FUND
Trust Shares
2008	$10.79	0.05 (3)	(5.86)	(5.81)	(0.05)	—	(0.03)	(0.08)
2009	$4.90	0.04	1.54	1.58	(0.06)	—	—	(0.06)
2010	$6.42	0.02	1.59	1.61	(0.04)	—	—	(0.04)
2011	$7.99	0.05	(0.82)	(0.77)	(0.07)	—	—	(0.07)
2012	$7.15	0.11	0.26	0.37	(0.10)	—	—	(0.10)
Class A Shares
2008	$10.78	0.03 (3)	(5.85)	(5.82)	(0.02)	—	(0.02)	(0.04)
2009	$4.92	0.03	1.54	1.57	(0.06)	—	—	(0.06)
2010	$6.43	0.01	1.59	1.60	(0.03)	—	—	(0.03)
2011	$8.00	0.03	(0.82)	(0.79)	(0.05)	—	—	(0.05)
2012	$7.16	0.09	0.26	0.35	(0.08)	—	—	(0.08)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Per share net investment income (loss) has been calculated using the average shares method.

▶

More About the Huntington Funds

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$9.93	(37.51)%	1.31%	0.10%	1.31%	$87,843	18%
$13.13	32.59%	1.36%	0.30%	1.36%	$131,638	12%
$15.63	22.94%	1.36%	0.08%	1.36%	$141,282	19%
$13.76	(2.37)%	1.32%	0.03%	1.32%	$122,124	25%
$13.70	14.70%	1.38%	0.32%	1.38%	$125,258	18%

$9.73	(37.62)%	1.56%	(0.16)%	1.56%	$2,875	18%
$12.85	32.19%	1.61%	0.04%	1.61%	$3,608	12%
$15.25	22.61%	1.61%	(0.13)%	1.61%	$7,513	19%
$13.37	(2.56)%	1.57%	(0.23)%	1.57%	$6,610	25%
$13.17	13.94%	1.63%	0.08%	1.63%	$9,118	18%

$4.90	(53.87)%	1.38%	0.65%	1.38%	$35,110	72%
$6.42	32.33%	1.38%	0.82%	1.38%	$72,641	36%
$7.99	25.09%	1.35%	0.27%	1.35%	$90,813	22%
$7.15	(9.64)%	1.35%	0.66%	1.35%	$92,475	60%
$7.42	5.20%	1.35%	1.54%	1.35%	$96,292	30%

$4.92	(53.95)%	1.63%	0.39%	1.63%	$514	72%
$6.43	31.82%	1.63%	0.64%	1.63%	$1,114	36%
$8.00	24.85%	1.60%	0.03%	1.60%	$2,052	22%
$7.16	(9.88)%	1.60%	0.39%	1.60%	$2,004	60%
$7.43	4.96%	1.60%	1.30%	1.60%	$2,173	30%

More About the Huntington Funds

Financial Highlights

Equity Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital		Total distributions
HUNTINGTON ROTATING MARKETS FUND
Trust Shares
2008	$13.63	0.10	(5.71)	(5.61)	(0.10)	(0.19)	—		(0.29)
2009	$7.73	0.10	2.50	2.60	(0.10)	—	—		(0.10)
2010	$10.23	0.03	0.59	0.62	— (3)	—	—		— (3)
2011	$10.85	0.17	0.54	0.71	(0.03)	—	—		(0.03)
2012	$11.53	0.04	0.69	0.73	(0.21)	(1.60)	—		(1.81)
Class A Shares
2008	$13.54	0.07	(5.66)	(5.59)	(0.07)	(0.19)	—		(0.26)
2009	$7.69	0.08	2.48	2.56	(0.07)	—	—		(0.07)
2010	$10.18	0.01	0.59	0.60	— (3)	—	—		— (3)
2011	$10.78	0.14	0.53	0.67	— (3)	—	—		— (3)
2012	$11.45	0.04	0.65	0.69	(0.18)	(1.60)	—		(1.78)
HUNTINGTON SITUS FUND
Trust Shares
2008	$20.00	0.01	(7.83)	(7.82)	—	(0.47)	—		(0.47)
2009	$11.71	0.03	4.27	4.30	(0.01)	(0.03)	(0.02)		(0.06)
2010	$15.95	(0.03)	4.29	4.26	—	—	—		—
2011	$20.21	(0.05)	(0.63)	(0.68)	—	—	—		—
2012	$19.53	0.09	4.60	4.69	(0.04)	(0.74)	—		(0.78)
Class A Shares
2008	$19.70	(0.03)	(7.71)	(7.74)	—	(0.47)	—		(0.47)
2009	$11.49	(0.01)	4.19	4.18	— (3)	(0.03)	—	(3)	(0.03)
2010	$15.64	(0.06)	4.20	4.14	—	—	—		—
2011	$19.78	(0.10)	(0.62)	(0.72)	—	—	—		—
2012	$19.06	0.04	4.48	4.52	—	(0.74)	—		(0.74)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Amount is less than $0.005.

▶

More About the Huntington Funds

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$7.73	(41.68)%	1.18%	0.85%	1.18%	$28,390	218%
$10.23	33.64%	1.19%	1.16%	1.19%	$41,786	230%
$10.85	6.07%	1.19%	0.27%	1.19%	$36,729	250%
$11.53	6.57%	1.21%	1.39%	1.21%	$35,046	2%
$10.45	6.40%	1.18%	0.66%	1.18%	$38,263	105%

$7.69	(41.81)%	1.43%	0.59%	1.43%	$2,000	218%
$10.18	33.32%	1.44%	0.85%	1.44%	$1,937	230%
$10.78	5.90%	1.43%	0.09%	1.43%	$2,600	250%
$11.45	6.26%	1.46%	1.13%	1.46%	$2,371	2%
$10.36	6.07%	1.43%	0.42%	1.43%	$2,290	105%

$11.71	(39.25)%	1.34%	0.06%	1.34%	$77,947	19%
$15.95	36.86%	1.38%	0.25%	1.38%	$141,342	25%
$20.21	26.71%	1.36%	(0.16)%	1.36%	$183,311	32%
$19.53	(3.36)%	1.32%	(0.25)%	1.32%	$166,134	18%
$23.44	24.11%	1.35%	0.41%	1.35%	$192,757	11%

$11.49	(39.44)%	1.59%	(0.21)%	1.59%	$12,121	19%
$15.64	36.52%	1.63%	(0.01)%	1.63%	$16,747	25%
$19.78	26.47%	1.61%	(0.38)%	1.61%	$23,990	32%
$19.06	(3.64)%	1.57%	(0.50)%	1.57%	$22,409	18%
$22.84	23.82%	1.60%	0.17%	1.60%	$28,485	11%

More About the Huntington Funds

Financial Highlights

Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON FIXED INCOME SECURITIES FUND
Trust Shares
2008	$21.15	0.85	0.24	1.09	(0.85)	(0.05)	—	(0.90)
2009	$21.34	0.78	0.34	1.12	(0.78)	(0.06)	—	(0.84)
2010	$21.62	0.67	0.57	1.24	(0.67)	(0.03)	—	(0.70)
2011	$22.16	0.60	0.76	1.36	(0.60)	(0.33)	—	(0.93)
2012	$22.59	0.56	0.33	0.89	(0.56)	(0.21)	—	(0.77)
Class A Shares
2008	$21.15	0.80	0.24	1.04	(0.80)	(0.05)	—	(0.85)
2009	$21.34	0.73	0.34	1.07	(0.73)	(0.06)	—	(0.79)
2010	$21.62	0.61	0.57	1.18	(0.61)	(0.03)	—	(0.64)
2011	$22.16	0.55	0.76	1.31	(0.55)	(0.33)	—	(0.88)
2012	$22.59	0.51	0.33	0.84	(0.51)	(0.21)	—	(0.72)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Trust Shares
2008	$10.49	0.41	0.40	0.81	(0.41)	—	—	(0.41)
2009	$10.89	0.35	(0.15)	0.20	(0.35)	—	—	(0.35)
2010	$10.74	0.31	0.19	0.50	(0.31)	(0.03)	—	(0.34)
2011	$10.90	0.26	0.28	0.54	(0.27)	(0.02)	—	(0.29)
2012	$11.15	0.20	(0.02)	0.18	(0.22)	(0.01)	—	(0.23)
Class A Shares
2008	$10.49	0.38	0.40	0.78	(0.38)	—	—	(0.38)
2009	$10.89	0.32	(0.15)	0.17	(0.32)	—	—	(0.32)
2010	$10.74	0.28	0.19	0.47	(0.28)	(0.03)	—	(0.31)
2011	$10.90	0.24	0.26	0.50	(0.24)	(0.02)	—	(0.26)
2012	$11.14	0.18	(0.01)	0.17	(0.20)	(0.01)	—	(0.21)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$21.34	5.32%	1.06%	4.05%	1.06%	$183,011	31%
$21.62	5.36%	1.08%	3.62%	1.08%	$229,570	30%
$22.16	5.75%	1.06%	2.99%	1.06%	$283,953	19%
$22.59	6.26%	1.04%	2.70%	1.04%	$291,200	35%
$22.71	3.98%	1.06%	2.44%	1.06%	$302,442	30%

$21.34	5.06%	1.31%	3.80%	1.31%	$2,525	31%
$21.62	5.10%	1.33%	3.36%	1.33%	$3,420	30%
$22.16	5.50%	1.30%	2.68%	1.30%	$8,413	19%
$22.59	6.01%	1.29%	2.45%	1.29%	$8,123	35%
$22.71	3.74%	1.31%	2.19%	1.31%	$9,505	30%

$10.89	7.88%	1.07%	3.84%	1.07%	$115,159	27%
$10.74	1.86%	1.10%	3.21%	1.10%	$110,761	26%
$10.90	4.64%	1.10%	2.80%	1.10%	$115,470	6%
$11.15	5.05%	1.08%	2.38%	1.08%	$134,149	21%
$11.10	1.68%	1.09%	1.86%	1.09%	$116,280	20%

$10.89	7.62%	1.32%	3.60%	1.32%	$1,438	27%
$10.74	1.60%	1.35%	2.93%	1.35%	$2,215	26%
$10.90	4.38%	1.34%	2.50%	1.34%	$4,675	6%
$11.14	4.69%	1.33%	2.13%	1.33%	$4,832	21%
$11.10	1.53%	1.34%	1.60%	1.34%	$5,238	20%

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Financial Highlights

Income Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON MORTGAGE SECURITIES FUND
Trust Shares
2008	$8.92	0.34	(0.12)	0.22	(0.34)	(0.01)	—	(0.35)
2009	$8.79	0.29	0.15	0.44	(0.31)	—	—	(0.31)
2010	$8.92	0.27	0.19	0.46	(0.28)	—	—	(0.28)
2011	$9.10	0.24	0.21	0.45	(0.29)	—	—	(0.29)
2012	$9.26	0.16	0.11	0.27	(0.24)	(0.06)	—	(0.30)
Class A Shares
2008	$8.97	0.32	(0.13)	0.19	(0.31)	(0.01)	—	(0.32)
2009	$8.84	0.27	0.15	0.42	(0.29)	—	—	(0.29)
2010	$8.97	0.23	0.22	0.45	(0.26)	—	—	(0.26)
2011	$9.16	0.21	0.22	0.43	(0.27)	—	—	(0.27)
2012	$9.32	0.15	0.10	0.25	(0.22)	(0.06)	—	(0.28)
HUNTINGTON OHIO TAX-FREE FUND
Trust Shares
2008	$20.95	0.57	(0.17)	0.40	(0.57)	(0.03)	—	(0.60)
2009	$20.75	0.59	0.45	1.04	(0.59)	—	—	(0.59)
2010	$21.20	0.50	(0.11)	0.39	(0.50)	(0.07)	—	(0.57)
2011	$21.02	0.46	1.08	1.54	(0.46)	(0.16)	—	(0.62)
2012	$21.94	0.43	0.42	0.85	(0.43)	(0.42)	—	(0.85)
Class A Shares
2008	$20.93	0.51	(0.16)	0.35	(0.51)	(0.03)	—	(0.54)
2009	$20.74	0.54	0.44	0.98	(0.54)	—	—	(0.54)
2010	$21.18	0.45	(0.11)	0.34	(0.45)	(0.07)	—	(0.52)
2011	$21.00	0.40	1.09	1.49	(0.40)	(0.16)	—	(0.56)
2012	$21.93	0.37	0.42	0.79	(0.37)	(0.42)	—	(0.79)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$8.79	2.45%	1.10%	3.82%	1.10%	$82,729	13%
$8.92	5.17%	1.11%	3.32%	1.11%	$100,114	24%
$9.10	5.21%	1.11%	2.87%	1.11%	$96,832	6%
$9.26	5.01%	1.11%	2.57%	1.11%	$104,098	22%
$9.23	2.95%	1.11%	1.89%	1.11%	$73,818	26%

$8.84	2.16%	1.35%	3.55%	1.35%	$3,022	13%
$8.97	4.85%	1.36%	3.07%	1.36%	$2,629	24%
$9.16	5.03%	1.35%	2.62%	1.35%	$3,910	6%
$9.32	4.71%	1.36%	2.29%	1.36%	$4,434	22%
$9.29	2.68%	1.36%	1.62%	1.36%	$4,801	26%

$20.75	1.95%	1.22%	2.73%	1.22%	$32,946	19%
$21.20	5.05%	1.20%	2.80%	1.20%	$42,568	21%
$21.02	1.85%	1.20%	2.36%	1.20%	$48,741	18%
$21.94	7.37%	1.22%	2.13%	1.22%	$50,628	28%
$21.94	3.90%	1.19%	1.92%	1.19%	$50,552	47%

$20.74	1.74%	1.47%	2.49%	1.47%	$1,422	19%
$21.18	4.74%	1.45%	2.54%	1.45%	$1,745	21%
$21.00	1.60%	1.45%	2.09%	1.45%	$3,192	18%
$21.93	7.16%	1.47%	1.88%	1.47%	$3,141	28%
$21.93	3.65%	1.44%	1.67%	1.44%	$3,481	47%

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Financial Highlights

Income Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Trust Shares
2008	$19.46	0.67	(0.59)	0.08	(0.67)	—	—	(0.67)
2009	$18.87	0.53	0.91	1.44	(0.53)	—	—	(0.53)
2010	$19.78	0.40	0.19	0.59	(0.40)	—	—	(0.40)
2011	$19.97	0.27	0.12	0.39	(0.27)	—	—	(0.27)
2012	$20.09	0.25	0.11	0.36	(0.25)	—	—	(0.25)
Class A Shares
2008	$19.46	0.63	(0.59)	0.04	(0.63)	—	—	(0.63)
2009	$18.87	0.48	0.91	1.39	(0.48)	—	—	(0.48)
2010	$19.78	0.35	0.20	0.55	(0.35)	—	—	(0.35)
2011	$19.98	0.22	0.12	0.34	(0.22)	—	—	(0.22)
2012	$20.10	0.20	0.10	0.30	(0.20)	—	—	(0.20)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$18.87	0.43%	1.08%	3.51%	1.08%	$79,130	51%
$19.78	7.70%	1.09%	2.67%	1.09%	$149,384	50%
$19.97	2.99%	1.06%	1.97%	1.06%	$196,479	24%
$20.09	1.98%	1.05%	1.35%	1.05%	$215,735	31%
$20.20	1.79%	1.06%	1.22%	1.06%	$187,744	23%

$18.87	0.18%	1.33%	3.26%	1.33%	$555	51%
$19.78	7.43%	1.33%	2.38%	1.33%	$1,076	50%
$19.98	2.78%	1.30%	1.60%	1.30%	$7,639	24%
$20.10	1.72%	1.30%	1.10%	1.30%	$9,207	31%
$20.20	1.48%	1.31%	0.97%	1.31%	$11,183	23%

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Financial Highlights

Asset Allocation Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON BALANCED ALLOCATION FUND
Class A Shares
2009(3)	$10.00	0.05	0.75	0.80	(0.06)	— (4)	—	(0.06)
2010	$10.74	0.09	0.88	0.97	(0.09)	(0.05)	—	(0.14)
2011	$11.57	0.10	(0.13)	(0.03)	(0.10)	(0.11)	—	(0.21)
2012	$11.33	0.12	0.75	0.87	(0.12)	(1.09)	—	(1.21)
HUNTINGTON CONSERVATIVE ALLOCATION FUND
Class A Shares
2009(3)	$10.00	0.08	0.34	0.42	(0.09)	(0.01)	—	(0.10)
2010	$10.32	0.17	0.41	0.58	(0.16)	(0.05)	—	(0.21)
2011	$10.69	0.15	0.11	0.26	(0.15)	(0.08)	—	(0.23)
2012	$10.72	0.14	0.33	0.47	(0.14)	(1.93)	—	(2.07)
HUNTINGTON GROWTH ALLOCATION FUND
Class A Shares
2009(3)	$10.00	0.04	0.88	0.92	(0.05)	— (4)	—	(0.05)
2010	$10.87	0.06	1.09	1.15	(0.06)	(0.08)	—	(0.14)
2011	$11.88	0.07	(0.28)	(0.21)	(0.07)	(0.15)	—	(0.22)
2012	$11.45	0.11	1.03	1.14	(0.11)	(1.61)	—	(1.72)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3)	Reflects operations for the period from July 31, 2009 (commencement of operations) to December 31, 2009.

(4)	Amount is less than $0.005.

(5)	Not Annualized.

(6)	Computed on an annualized basis.

(7)	Does not include the effect of expenses of underlying funds.

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Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, at end of period (000 omitted)	Portfolio turnover rate

$10.74	8.03	%(5)	0.62	%(6)(7)	1.30	%(6)	0.85	%(6)(7)	$13,336	42	%(5)
$11.57	9.14%		0.59	%(7)	0.94%		0.74	%(7)	$24,656	26%
$11.33	(0.18)%		0.67	%(7)	0.90%		0.80	%(7)	$27,642	23%
$10.99	7.79%		0.68	%(7)	0.98%		0.89	%(7)	$18,192	74%

$10.32	4.13	%(5)	0.72	%(6)(7)	1.91	%(6)	0.86	%(6)(7)	$11,248	32	%(5)
$10.69	5.70%		0.70	%(7)	1.60%		0.79	%(7)	$14,840	22%
$10.72	2.50%		0.73	%(7)	1.43%		0.83	%(7)	$15,544	15%
$9.12	4.43%		0.80	%(7)	1.11%		1.00	%(7)	$4,767	37%

$10.87	9.21	%(5)	0.52	%(6)(7)	1.03	%(6)	0.85	%(6)(7)	$12,923	52	%(5)
$11.88	10.69%		0.51	%(7)	0.61%		0.77	%(7)	$19,132	29%
$11.45	(1.75)%		0.64	%(7)	0.63%		0.84	%(7)	$21,618	23%
$10.87	10.01%		0.63	%(7)	0.85%		0.95	%(7)	$13,190	54%

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Tax-Free Money Market Fund

•	under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Ohio Municipal Money Market Fund

•	under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Growth Fund

•	at least 65% of total assets will be invested in equity securities.

Ohio Tax-Free Fund

•	under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.

•	no investment in securities which generate income treated as a preference item for federal AMT purposes.

Short/Intermediate Fixed Income Securities Fund

•	at least 65% of total assets will be invested in fixed income securities.

Additional Investment Information

Funds (other than the Money Market Funds) may invest in an affiliated money market fund or short-term investments in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations.

Real Strategies Fund.    Currently, U.S. tax laws prevent the Fund from investing more than 25% of its assets in companies treated as qualified publicly traded partnerships (such as MLPs and certain ETCFs). Such laws also limit the Fund’s ability to invest directly in real estate and commodities, in derivative contracts for real estate or commodities, and in other types of partnerships or trusts (other than REITs) that make such direct or derivative investments. Consequently, the Fund will need to invest in securities issued by real estate-related and commodity-related businesses and IPS that are affected only indirectly by changing prices for real estate and commodities. IPS may include non-U.S. dollar denominated fixed income securities issued by foreign governments, their agencies and instrumentalities or corporations, and related derivative contracts. The Fund also may invest in fixed income securities denominated in another currency if the Advisor expects favorable global market conditions to increase the exchange rate of such currency against the U.S. dollar. IPS also may include certain CMOs that historically have outperformed other types of fixed income securities during periods of increased inflation or rising interest rates.

The Fund may sell options on securities or financial futures contracts to earn income from the premiums. For example, the Fund may sell a put option for a security with the expectation that the price of the security will probably remain above the strike price of the option, so that the option will not be exercised. If the price of the security or contract does not behave as expected, the Fund may have to purchase the underlying security or contract for more than its market value, in the case of a put option, or sell a security or contract for less than its market value, in the case of a call option.

Rotating Markets Fund.    Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (for example, small-cap, mid-cap, large-cap and global) will offer the greatest potential for

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Additional Investment Strategies

continued

capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Advisor’s Potential Conflict Risk.    In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds. The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Agriculture Risk.    The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Allocation Risk.    Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset

Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

Call Risk.    Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Class/Sector/Region Focus Risk.    When a Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds than it would on a fund that did not focus on the sector, asset class or region.

Commodities-Related Investment Risk.    Neither the Advisor nor the Fund anticipate being subject to registration or regulation by the Commodities Futures Trading Commission (“CFTC”) as a commodity pool, commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the Commodity Exchange Act (“CEA”) as a result of the Fund’s commodities-related investments. However, should the Advisor or the Fund be deemed to fall under these categories, then the Advisor would be subject to registration and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation as a commodity pool under the CEA. A Fund may incur additional expenses as a result of the registration and regulation obligations and certain investments may be limited or restricted.

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Glossary of Investment Risks

continued

Correlation Risk.    A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark.

Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses.

Counterparty Risk.    This is the risk that the guarantor of a fixed-income security, the counterparty to an OTC derivatives contract or a borrower of a Fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk.    Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit Enhancement Risk.    The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or

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a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Currency Risk.    Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative Contracts and Hybrid Instruments Risk.    Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Early Close/Trading Halt Risk.    An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Energy Risk.    To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy- consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Equity Securities Risk.    Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of

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their investments, as well as periods of poor performance.

Exchange-Traded Funds Risk.    An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, a fund that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Extension Risk.    Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

Fee Layering Risk.    Certain of the Funds are actively managed mutual funds that have management and other fees associated with their operations. These Funds may invest some or all of their assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), that would be borne by a Fund as an investor. This could cause a Funds’ performance to be lower than if it were to invest directly in the securities underlying such index-based securities. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Funds will bear these expenses as investors in underlying funds and, as a result, investors in the Funds may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Foreign Custodial Services and Related Investment Costs Risk.    Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk.    Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions

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ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Government Intervention and Extreme Volatility Risk.    Events in the financial sector may result in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition to such volatility in financial markets, reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These potential risks may have an adverse effect on the Funds.

Growth Investing Risk.    Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Hedging Risk.    When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Inflation-Protected Securities Risk.    While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

Interest Rate Risk.    Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Company Risk.    Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these

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expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Investment Style Risk.    A particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk.    A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

When a derivative or other instrument is used as a hedge against an offsetting position that the Fund also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Fund uses a derivative security or other instrument for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk.    Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk.    The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk.    The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk.    To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller

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the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risk.    The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed- income securities when interest rates rise.

Collateralized Mortgage Obligations:    A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities:    Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Diversification Risk.    When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region’s performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Strategies Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.

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Political Risk.    The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Portfolio Turnover Risk.    Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Prepayment Risk.    Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk.    The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills.

In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Recoupment Risk.    The Advisor entered into an agreement with the certain of the Funds effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

Regulatory Risk.    The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Risks Associated with Temporary Liquidity Guarantee Program Risk.    The Fund may invest in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), an instrumentality of the United States, under its Temporary Liquidity Gurantee Program (“Program”). Under the Program, if the issuer of the security does not make timely payment of principal or interest in accordance with the terms of such security, the FDIC will make scheduled payments of unpaid principal and interest.

In order to receive payments for the FDIC, the Fund would be required to make a written

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demand with a conforming proof of claim (collectively, “Demand”) following an issuer’s nonpayment of principal or interest. There is no designated period within which the FDIC is required to make guarantee payments after receipt and verification of the Demand. Accordingly, the guarantee payments on a portfolio security held by the Fund could be delayed from the date that payment was due under the terms of such security.

Tax Risk.    The risk that income from municipal bonds held by the Fund could be declared taxable because of changes I the tax laws, adverse interpretations by federal or state authorities, or that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

The Internal Revenue Code limits a Fund’s investment in “publicly traded partnerships,” including MLPs and certain ETCFs, to not more than 25% of its assets. Federal tax regulations also limit the amount of the Fund’s income in any taxable year that may be attributable to other types of ETCFs. Failure to adhere to these limitations could require the Fund to pay taxes on all net income and gains earned in any taxable year.

Ultrashort ETFs Risk.    Ultrashort ETFs use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An Ultrashort ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Ultrashort ETF and the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying an Ultrashort ETF benchmark, including: (1) the risk that an instrument is mispriced; (2) credit or performance risk on the amount the Ultrashort ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the Ultrashort ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an Ultrashort ETF’s position in a particular financial instrument when desired.

Value Investing Risk.    Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk.    The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

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More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement Of Additional Information (SAI)

The SAI provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. These documents, as well as additional information about the Funds are also available on The Huntington Funds’ website at www.huntingtonfunds.com.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington Funds.

Unified Financial Securities, Inc. is the Distributor. The Distributor is a wholly-owned subsidiary of Huntington Bancshares, Incorporated.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call

(800) 253-0412

Write

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on to the Internet

You may also access Fund information at www.huntingtonfunds.com or from the EDGAR Database on the SEC’s website at www.sec.gov.

Contact the SEC

Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Huntington Funds Shareholder Services: 800-253-0412

The Huntington Funds’ Investment Company Act file number is 811-5010

Not A Deposit • Not FDIC Insured • Not Insured By Any Government Agency • No Bank Guarantee • May Lose Value